As filed with the Securities and Exchange Commission on June 27, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N - CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08261

                              MEMBERS Mutual Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                            Pamela M. Krill, Esquire
                          CUNA Mutual Insurance Society
                       Managing Associate General Counsel
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                      ------------------------------------

Date of fiscal year end:      October 31

Date of reporting period:     April 30, 2008

ITEM 1.  REPORTS TO STOCKHOLDERS

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") appears beginning on the following page.

                                        2

[LOGO OF MEMBERS
  MUTUAL FUNDS]
   MEMBERS(TM)
  MUTUAL FUNDS

--------------------------------------------------------------------------------
                      MEMBERS(R) MUTUAL FUNDS
                      SEMIANNUAL REPORT
                      APRIL 30, 2008
--------------------------------------------------------------------------------

                      CONSERVATIVE ALLOCATION FUND

                      MODERATE ALLOCATION FUND

                      AGGRESSIVE ALLOCATION FUND

                      CASH RESERVES FUND

                      BOND FUND

                      HIGH INCOME FUND

                      DIVERSIFIED INCOME FUND

                      LARGE CAP VALUE FUND

                      LARGE CAP GROWTH FUND

                      MID CAP VALUE FUND

                      MID CAP GROWTH FUND

                      SMALL CAP VALUE FUND

                      SMALL CAP GROWTH FUND

                      INTERNATIONAL STOCK FUND

                      This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of securities unless preceded or accompanied by a prospectus.

================================================================================
 LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OF DAVID P. MARKS]

DAVID P. MARKS

Dear Fellow Shareholder:

This is an unprecedented time in the financial markets. The global credit crisis brought on by the proliferation of sub-prime loans is still developing with the effects likely to be long-lasting and broad for world economies. Managing portfolios of bonds and stocks in this environment is challenging to say the least. Performance through April, 2008 for the MEMBERS(R) Mutual Funds was generally in line with respective benchmarks.

The volatility in the markets along with a weak U.S. Dollar, high oil prices and inflationary concerns continue to stress investors. The investment professionals managing your assets are working diligently to identify prevailing risks and prudently choose stocks and bonds that present sound investment opportunities that will focus on delivering long-term value generation rather than short term immediate impact. The reports that follow this letter provide insight on each fund's performance and portfolio positioning.

You will notice a change in this and future reports. In an effort to keep you better informed about your investments, the portfolio managers' commentaries are now available on a quarterly basis via our website: www.membersfunds.com. We encourage you to visit the website often for news and updates related to your funds.

As always, your long-term success as a shareholder in MEMBERS Mutual Funds is our top priority. We appreciate the confidence you have placed in us and we are focusing on our role as stewards of your assets as our primary responsibility. Please call me directly if you have any questions or concerns.

Sincerely,

/s/ David P. Marks

David P. Marks, CFA
President, MEMBERS Mutual Funds

                         Not part of the Semiannual Report.

--------------------------------------------------------------------------------

================================================================================

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                      This page is left blank intentionally

--------------------------------------------------------------------------------

================================================================================
 TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE
                                                                           ----
FUND PERFORMANCE REVIEWS
         Conservative Allocation Fund ....................................    2
         Moderate Allocation Fund ........................................    3
         Aggressive Allocation Fund ......................................    4
         Bond Fund .......................................................    5
         High Income Fund ................................................    6
         Diversified Income Fund .........................................    7
         Large Cap Value Fund ............................................    8
         Large Cap Growth Fund ...........................................    9
         Mid Cap Value Fund ..............................................   10
         Mid Cap Growth Fund .............................................   11
         Small Cap Value Fund ............................................   12
         Small Cap Growth ................................................   13
         International Stock Fund ........................................   14

PORTFOLIOS OF INVESTMENTS
         Conservative Allocation Fund ....................................   15
         Moderate Allocation Fund ........................................   16
         Aggressive Allocation Fund ......................................   18
         Cash Reserves Fund ..............................................   19
         Bond Fund .......................................................   20
         High Income Fund ................................................   25
         Diversified Income Fund .........................................   31
         Large Cap Value Fund ............................................   37
         Large Cap Growth Fund ...........................................   40
         Mid Cap Value Fund ..............................................   43
         Mid Cap Growth Fund .............................................   47
         Small Cap Value Fund ............................................   49
         Small Cap Growth Fund ...........................................   51
         International Stock Fund ........................................   55

FINANCIAL STATEMENTS
         Statements of Assets and Liabilities ............................   62
         Statements of Operations ........................................   66
         Statements of Changes in Net Assets .............................   70
         Financial Highlights ............................................   78

NOTES TO FINANCIAL STATEMENTS ............................................   99

OTHER INFORMATION ........................................................  108

TRUSTEES AND OFFICERS ....................................................  111

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, please call 1-800-877-6089 or visit our website at www.membersfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

--------------------------------------------------------------------------------

================================================================================
 CONSERVATIVE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                      CLASS A SHARES (INCLUDES      MERRILL LYNCH U.S.      CONSERVATIVE ALLOCATION
                      MAXIMUM SALES CHARGE)(2)   DOMESTIC MASTER INDEX(4)     FUND CUSTOM INDEX(5)
6/30/06 Inception               9,425                     10,000                      10,000
4/30/07                        10,337                     10,767                      11,027
4/30/08                        10,473                     11,539                      11,381

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                            % RETURN WITHOUT                           % RETURN AFTER
                                              SALES CHARGE                             SALES CHARGE(9)          EXPENSE RATIO(10)

                             1 Year    Since Inception(7) Since Inception(8)     1 Year       Since Inception     Gross      Net
                             ------------------------------------------------    ----------------------------   --------    -----
Class A Shares(2)             1.31%          5.91%                --             (4.50)%         2.55%(7)          2.44%    1.35%
Class B Shares(3)             0.64           5.20                 --             (3.80)          3.09(7)           3.18     2.10
Class C Shares(11)              --             --               1.91%               --           0.91(8)           3.18     2.10
Merrill Lynch U.S.
 Domestic Master Index(4)     7.17           8.10               0.50               NA              NA               NA       NA
Customized Benchmark
 (Conservative)(5)            3.21           7.29               1.23               NA              NA               NA       NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Merrill Lynch U.S. Domestic Master Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(5) The Conservative Allocation Fund Custom Index consists of 55% Merrill Lynch U.S. Domestic Master Index, 30% Russell 1000(R) Index, and 15% 90-Day U.S. Treasury Bills. A description of the Merrill Lynch U.S. Domestic Master Index is set forth above. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on June 30, 2006. The since inception index returns (without sales charges) are also from June
    30, 2006.
(8) Class C shares commenced investment operations on February 29, 2008. The since inception index returns (without sales charges) are also from February 29, 2008.
(9) Assumes maximum applicable sales charge.
(10)The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.
(11)Maximum contingent deferred sales charge (CDSC) is 1% for class C shares, which is eliminated after one year.

--------------------------------------------------------------------------------
2

================================================================================
 MODERATE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

         CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                      CLASS A SHARES (INCLUDES                                MODERATE ALLOCATION
                      MAXIMUM SALES CHARGE)(2)   RUSSELL 1000(R) INDEX(4)     FUND CUSTOM INDEX(5)
6/30/06 Inception               9,425                     10,000                      10,000
4/30/07                        10,744                     11,830                      11,452
4/30/08                        10,674                     11,283                      11,445

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                            % RETURN WITHOUT                           % RETURN AFTER
                                              SALES CHARGE                             SALES CHARGE(9)          EXPENSE RATIO(10)

                             1 Year    Since Inception(7) Since Inception(8)     1 Year       Since Inception     Gross      Net
                             ------------------------------------------------    ----------------------------   --------    -----
Class A Shares(2)            (0.66)%         7.01%                --             (6.39)%         3.61%(7)         1.77%     1.58%
Class B Shares(3)            (1.41)          6.24                 --             (5.78)          4.16(7)          2.52      2.33
Class C Shares(11)              --             --               3.02%               --           2.02(8)          2.52      2.33
Russell 1000(R) Index(4)     (4.62)          6.79               1.56               NA             NA               NA        NA
Customized Benchmark
 (Moderate)(5)               (0.06)          7.62               2.57               NA             NA               NA        NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(5) The Moderate Allocation Fund Custom Index consists of 50% Russell 1000(R) Index, 30% Merrill Lynch U.S. Domestic Master Index, 10% MSCI EAFE Index and 10% 90-Day U.S. Treasury Bills. A description of the Russell 1000(R) Index is set forth above. The Merrill Lynch U.S. Domestic Master Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on June 30, 2006. The since inception index returns (without sales charges) are also from June
    30, 2006.
(8) Class C shares commenced investment operations on February 29, 2008. The since inception index returns (without sales charges) are also from February 29, 2008.
(9) Assumes maximum applicable sales charge.
(10)The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.
(11)Maximum contingent deferred sales charge (CDSC) is 1% for class C shares, which is eliminated after one year.

--------------------------------------------------------------------------------

================================================================================
 AGGRESSIVE ALLOCATION FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

         CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                      CLASS A SHARES (INCLUDES                               AGGRESSIVE ALLOCATION
                      MAXIMUM SALES CHARGE)(2)   RUSSELL 3000(R) INDEX(4)     FUND CUSTOM INDEX(5)
6/30/06 Inception               9,425                     10,000                      10,000
4/30/07                        11,146                     11,802                      12,166
4/30/08                        10,869                     11,194                      11,856

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                            % RETURN WITHOUT                           % RETURN AFTER
                                              SALES CHARGE                             SALES CHARGE(9)          EXPENSE RATIO(10)

                             1 Year    Since Inception(7) Since Inception(8)     1 Year       Since Inception     Gross      Net
                             ------------------------------------------------    ----------------------------    -------    -----
Class A Shares(2)            (2.49)%         8.07%                --             (8.08)%         4.64%(7)         2.69%     1.77%
Class B Shares(3)            (3.23)          7.25                 --             (7.53)          5.17(7)          3.45      2.52
Class C Shares(11)              --             --               4.11%               --           3.11(8)          3.45      2.52
Russell 3000(R) Index(4)     (5.16)          6.33               1.57               NA             NA               NA        NA
Customized Benchmark
 (Aggressive)(5)             (2.54)          9.71               4.24               NA             NA               NA        NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.
(5) The Aggressive Allocation Fund Custom Index consists of 55% Russell 1000(R) Index, 22% MSCI EAFE Index, 15% Russell 2000(R) Index, and 8% MSCI Emerging Markets Index. The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (see definition above). The Russell 2000(R) Index is a small-cap market index which measures the performance of the remaining 2,000 companies in the Russell 3000(R) Index. The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI Emerging Markets Index is a free-float adjusted market capitalization index that measures equity performance in global emerging markets.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on June 30, 2006. The since inception index returns (without sales charges) are also from June
    30, 2006.
(8) Class C shares commenced investment operations on February 29, 2008. The since inception index returns (without sales charges) are also from February 29, 2008.
(9) Assumes maximum applicable sales charge.
(10)The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.
(11)Maximum contingent deferred sales charge (CDSC) is 1% for class C shares, which is eliminated after one year.

--------------------------------------------------------------------------------
4

================================================================================
 BOND FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                              CLASS A SHARES                       MERRILL LYNCH U.S.
                    (INCLUDES MAXIMUM SALES CHARGE)(2)          DOMESTIC MASTER INDEX(4)
04/30/1998                       $  9,550                                $10,000
04/30/1999                         10,142                                 10,637
04/30/2000                         10,261                                 10,769
04/30/2001                         11,217                                 12,085
04/30/2002                         11,965                                 13,026
04/30/2003                         13,034                                 14,423
04/30/2004                         13,064                                 14,690
04/30/2005                         13,689                                 15,478
04/30/2006                         13,725                                 15,582
04/30/2007                         14,512                                 16,738
04/30/2008                         15,252                                 17,938

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                 % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(8)       EXPENSE RATIO(9)

                                                                Since
                     1 Year   3 Years   5 Years   10 Years   Inception(7)   1 Year   3 Years   5 Years   10 Years   Gross       Net
                     ----------------------------------------------------   -------------------------------------   -----      -----
Class A Shares(2)    5.11%    3.67%     3.19%       4.79%         --        0.40%    2.11%     2.24%       4.31%    1.09%      0.90%
Class B Shares(3)    4.33     2.90      2.42        4.00          --       (0.17)    1.80      2.07        4.00     1.84       1.65
Class Y Shares(5)    5.38       --        --          --        6.13%         --       --        --          --     0.82       0.65
Merrill Lynch
   U.S. Domestic
   Master Index(4)   7.17     5.04      4.45        6.01        8.10         NA       NA        NA          NA       NA         NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) Maximum sales charge is 4.50% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Merrill Lynch U.S. Domestic Master Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on December 29, 1997; Class Y shares commenced investment operations on June 30, 2006. The annualized since inception index return is from June 30, 2006.
(8) Assumes maximum applicable sales charge.
(9) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,7)

                        [CHART OF CUMULATIVE PERFORMANCE]

                         CLASS A SHARES                        MERRILL LYNCH U.S.                MERRILL LYNCH U.S. HIGH
               (INCLUDES MAXIMUM SALES CHARGE)(2)    HIGH YIELD MASTER II CONSTRAINED INDEX(4)    YIELD MASTER II INDEX(5)
04/30/1998                 $ 9,550                                  $10,000                               $10,000
04/30/1999                   9,912                                   10,322                                10,323
04/30/2000                   9,829                                   10,025                                10,038
04/30/2001                   9,738                                   10,377                                10,104
04/30/2002                   9,798                                   10,745                                10,457
04/30/2003                  10,626                                   11,704                                11,252
04/30/2004                  11,806                                   13,430                                12,910
04/30/2005                  12,450                                   14,298                                13,748
04/30/2006                  13,496                                   15,562                                14,998
04/30/2007                  14,897                                   17,398                                16,852
04/30/2008                  14,770                                   16,788                                16,713

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(7)

                                 % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(9)      EXPENSE RATIO(10)

                                                                Since
                     1 Year   3 Years   5 Years   10 Years   Inception(8)   1 Year   3 Years   5 Years   10 Years   Gross       Net
                     ----------------------------------------------------   -------------------------------------   -----      -----
Class A Shares(2)    (0.88)%   5.85%     6.80%      4.45%         --        (5.38)%   4.25%     5.81%      3.98%    1.21%      1.00%
Class B Shares(3)    (1.60)    5.10      6.02       3.71          --        (5.79)    4.06      5.70       3.71     1.96       1.75
Class Y Shares(6)    (0.68)      --        --         --        5.81%          --       --        --         --     0.94       0.75
Merrill Lynch
   U.S. High
   Yield Master II
   Constrained
   Index(4)          (0.73)    6.49      8.08       5.31        6.49          NA       NA        NA         NA       NA         NA
Merrill Lynch
   U.S. High
   Yield Master II
   Index(5)          (0.83)    6.72      8.23       5.27        6.61          NA       NA        NA         NA       NA         NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2)  Maximum sales charge is 4.50% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) Effective February 2008, the benchmark for the fund changed from the Merrill Lynch U.S. High Yield Master II Index to the Merrill Lynch U.S. High Yield Master II Constrained Index to better reflect the fund's portfolio. The Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.
(5) The Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.
(6) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.
(7) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(8) Class A and B shares commenced investment operations on December 29, 1997; Class Y shares commenced investment operations on June 30, 2006. The annualized since inception index return is from June 30, 2006.
(9)  Assumes maximum applicable sales charge.
(10) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
6

================================================================================
 DIVERSIFIED INCOME FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                              CLASS A SHARES                   MERILL LYNCH U.S.
                    (INCLUDES MAXIMUM SALES CHARGE)(2)      DOMESTIC MASTER INDEX(4)           RUSSELL 1000(R) INDEX(5)
04/30/1998                      $ 9,425                             $10,000                             $10,000
04/30/1999                       10,759                              10,637                              12,031
04/30/2000                       11,599                              10,769                              13,528
04/30/2001                       11,532                              12,085                              11,680
04/30/2002                       10,994                              13,026                              10,281
04/30/2003                       10,293                              14,423                               8,897
04/30/2004                       11,726                              14,690                              11,023
04/30/2005                       12,474                              15,478                              11,817
04/30/2006                       13,456                              15,582                              13,792
04/30/2007                       14,693                              16,738                              15,882
04/30/2008                       14,418                              17,938                              15,148

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                         % RETURN WITHOUT SALES CHARGE            % RETURN AFTER SALES CHARGE(7)      EXPENSE RATIO(8)

                     1 Year   3 Years   5 Years   10 Years    1 Year   3 Years   5 Years   10 Years   Gross       Net
                     -------------------------------------    -------------------------------------   -----      -----
Class A Shares(2)    (1.88)%   4.95%      6.97%     4.34%     (7.53)%   2.90%     5.71%      3.73%    1.21%      1.10%
Class B Shares(3)    (2.57)    4.17       6.18      3.57      (6.51)    3.12      5.86       3.57     1.96       1.85
Russell 1000(R)
   Index(5)          (4.62)    8.63      11.23      4.24        NA       NA        NA         NA       NA         NA
Merrill Lynch
   U.S. Domestic
   Master Index(4)    7.17     5.04       4.45      6.01        NA       NA        NA         NA       NA         NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Merrill Lynch U.S. Domestic Master Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
(5) The Russell 1000(R) Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index (the Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization).
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Assumes maximum applicable sales charge.
(8) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 LARGE CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                              CLASS A SHARES
                    (INCLUDES MAXIMUM SALES CHARGE)(2)          RUSSELL 1000(R) VALUE INDEX(4)
04/30/1998                       $ 9,425                                 $10,000
04/30/1999                        11,135                                  11,409
04/30/2000                        11,776                                  10,966
04/30/2001                        10,721                                  11,671
04/30/2002                         9,746                                  11,215
04/30/2003                         8,009                                   9,756
04/30/2004                         9,985                                  12,318
04/30/2005                        10,904                                  14,033
04/30/2006                        12,542                                  16,602
04/30/2007                        14,688                                  19,615
04/30/2008                        13,517                                  17,855

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                % RETURN WITHOUT SALES CHARGE                  % RETURN AFTER SALES CHARGE(8)       EXPENSE RATIO(9)

                                                                Since
                     1 Year   3 Years   5 Years   10 Years   Inception(7)   1 Year   3 Years   5 Years   10 Years   Gross       Net
                     ----------------------------------------------------   -------------------------------------   -----      -----
Class A Shares(2)    (7.94)%   7.44%     11.04%     3.68%         --        (13.23)%  5.34%     9.74%      3.06%    1.20%      1.20%
Class B Shares(3)    (8.63)    6.65      10.24      2.91          --        (12.69)   5.61      9.97       2.91     1.95       1.95
Class Y Shares(5)    (7.65)      --         --        --        5.67%           --      --        --         --     0.89       0.89
Russell 1000(R)
   Value Index(4)    (8.97)    8.36      12.85      5.97        5.08           NA      NA        NA         NA       NA         NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Russell 1000(R) Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on December 29, 1997; Class Y shares commenced investment operations on June 30, 2006. The annualized since inception index return is from June 30, 2006.
(8) Assumes maximum applicable sales charge.
(9) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
8

================================================================================
 LARGE CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

                CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                              CLASS A SHARES
                    (INCLUDES MAXIMUM SALES CHARGE)(2)          RUSSELL 1000(R) GROWTH INDEX(4)
04/30/1998                       $ 9,425                                 $10,000
04/30/1999                        10,705                                  12,652
04/30/2000                        12,432                                  16,141
04/30/2001                        12,537                                  10,936
04/30/2002                        10,277                                   8,737
04/30/2003                         8,246                                   7,483
04/30/2004                        10,059                                   9,103
04/30/2005                        10,634                                   9,140
04/30/2006                        11,618                                  10,527
04/30/2007                        12,717                                  11,817
04/30/2008                        12,907                                  11,789

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                 % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(8)       EXPENSE RATIO(9)

                                                                Since
                     1 Year   3 Years   5 Years   10 Years   Inception(7)   1 Year   3 Years   5 Years   10 Years   Gross       Net
                     ----------------------------------------------------   -------------------------------------   -----      -----
Chass A Shares(2)    1.54%     6.68%     9.38%      3.20%         --        (4.28)%    4.60%     8.10%     2.58%    1.43%      1.20%
Chass B Shares(3)    0.82      5.90      8.58       2.44          --        (3.68)     4.84      8.29      2.44     2.18       1.95
Chass Y Shares(5)    1.79        --        --         --        8.59%          --        --        --        --     1.16       0.95
Russell 1000(R)
   Growth Index(4)  (0.23)     8.86      9.52       1.66        8.44          NA        NA        NA        NA       NA         NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Russell 1000(R) Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on December 29, 1997; Class Y shares commenced investment operations on June 30, 2006. The annualized since inception index return is from June 30, 2006.
(8) Assumes maximum applicable sales charge.
(9) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

        CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                              CLASS A SHARES
                    (INCLUDES MAXIMUM SALES CHARGE)(2)       RUSSELL MIDCAP(R) VALUE INDEX(4)
2/28/2001 Inception              $ 9,425                                 $10,000
4/30/2001                          9,793                                  10,258
4/30/2002                         10,601                                  11,121
4/30/2003                          8,630                                   9,621
4/30/2004                         11,281                                  12,981
4/30/2005                         12,212                                  15,616
4/30/2006                         15,139                                  19,481
4/30/2007                         17,472                                  23,310
4/30/2008                         15,719                                  20,486

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                 % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(9)      EXPENSE RATIO(10)

                                                   Since         Since
                    1 Year   3 Years   5 Years  Inception(7)  Inception(8)  1 Year  3 Years    5 Years   10 Years   Gross       Net
                    ------------------------------------------------------  -------------------------------------   -----      -----
Class A Shares(2)   (10.04)%   8.78%     12.74%     7.39%         --        (15.18)%  6.66%     11.41%     6.51%    1.69%      1.40%
Class B Shares(3)   (10.85)    7.93      11.80      6.54          --        (14.44)   7.07      11.54      6.54     2.44       2.15
Class Y Shares(5)    (8.76)      --        --         --        4.47%           --      --         --        --     1.43       1.15
Russell Midcap(R)
   Value Index(4)   (11.65)    9.66      16.44     10.51        4.02           NA       NA        NA         NA      NA         NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2)  Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Russell Midcap(R) Value Index is a mid-cap market index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on February 28, 2001. The annualized since inception index return is also from February 28, 2001.
(8) Class Y shares commenced investment operations on June 30, 2006. The annualized since inception index return is also from June 30, 2006.
(9)  Assumes maximum applicable sales charge.
(10) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
10

================================================================================
 MID CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

         CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                              CLASS A SHARES
                    (INCLUDES MAXIMUM SALES CHARGE)(2)          RUSSELL MIDCAP(R) GROWTH INDEX(4)
2/29/2000 Inception              $9,425                                      $10,000
4/30/2000                         8,087                                       9,357
4/30/2001                         5,353                                       6,599
4/30/2002                         3,949                                       5,609
4/30/2003                         3,450                                       4,674
4/30/2004                         4,486                                       6,363
4/30/2005                         4,562                                       6,812
4/30/2006                         5,825                                       8,738
4/30/2007                         6,598                                       9,710
4/30/2008                         6,161                                       9,522

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                 % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(9)      EXPENSE RATIO(10)

                                                  Since         Since                                    Since
                     1 Year  3 Years  5 Years  Inception(7)  Inception(8)   1 Year   3 Years  5 Years  Inception(7)  Gross     Net
                     ----------------------------------------------------   --------------------------------------   -----    -----
Class A Shares(2)    (6.62)% 10.54%   12.30%      (5.07)%         --        (12.03)% 8.34%    10.99%     (5.76)%     1.50%    1.40%
Class B Shares(3)    (7.43)   9.67    11.42       (5.78)          --        (11.57)  8.69     11.15      (5.78)      2.25     2.15
Class Y Shares(5)    (6.33)     --       --          --         6.59%           --     --        --         --       1.22     1.15
Russell Midcap(R)
   Growth Index(4)   (1.93)  11.81    15.29       (0.60)        7.92          NA      NA       NA          NA         NA       NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2)  Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Russell Midcap(R) Growth Index is a mid-cap market index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on February 29, 2000. The annualized since inception index return is also from February 29, 2000.
(8) Class Y shares commenced investment operations on June 30, 2006. The annualized since inception index return is also from June 30, 2006.
(9)  Assumes maximum applicable sales charge.
(10) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 SMALL CAP VALUE FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

         CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                              CLASS A SHARES
                    (INCLUDES MAXIMUM SALES CHARGE)(2)             RUSSELL 2000(R) VALUE INDEX(4)
12/27/2006 Inception             $ 9,425                                     $10,000
 4/30/2007                        10,028                                      10,246
 4/30/2008                         8,986                                       8,696

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                % RETURN WITHOUT SALES CHARGE             % RETURN AFTER SALES CHARGE(9)   EXPENSE RATIO(10)

                     1 Year    Since Inception(7)    Since Inception(8)   1 Year     Since Inception(7)     Gross      Net
                     --------------------------------------------------   -----------------------------     -----     -----
Class A Shares(2)    (10.39)%        (3.49)%                   --         (15.55)%        (7.65)%           2.85%     1.50%
Class B Shares(3)    (11.06)         (4.22)                    --         (14.99)         (7.04)            3.60      2.25
Class Y Shares(5)    (10.25)            --                  (2.04)%           --             --             2.60      1.25
Russell 2000(R)
   Value Index(4)    (15.13)         (9.87)                 (9.00)           NA             NA               NA        NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2)  Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Russell 2000(R) Value Index is a small-cap market index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on December 27, 2006. The annualized since inception index return is also from December 27, 2006.
(8) Class Y shares commenced investment operations on January 9, 2007. The annualized since inception index return is also from January 9, 2007.
(9)  Assumes maximum applicable sales charge.
(10) The expense ratio is based on estimated expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
12

================================================================================
 SMALL CAP GROWTH FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

         CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT SINCE INCEPTION(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                              CLASS A SHARES
                    (INCLUDES MAXIMUM SALES CHARGE)(2)             RUSSELL 2000(R) GROWTH INDEX(4)
12/27/2006 Inception             $9,425                                      $10,000
 4/30/2007                        9,917                                       10,520
 4/30/2008                        9,070                                        9,815

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                % RETURN WITHOUT SALES CHARGE             % RETURN AFTER SALES CHARGE(9)   EXPENSE RATIO(10)

                     1 Year    Since Inception(7)    Since Inception(8)   1 Year     Since Inception(7)     Gross      Net
                     --------------------------------------------------   -----------------------------     -----     -----
Class A Shares(2)    (8.54)%         (2.82)%                   --         (13.78)%        (7.00)%           2.85%     1.50%
Class B Shares(3)    (9.23)          (3.58)                    --         (13.27)         (6.43)            3.60      2.25
Class Y Shares(5)    (8.34)             --                  (1.46)%           --             --             2.60      1.25
Russell 2000(R)
   Growth Index(4)   (6.71)          (1.38)                 (0.61)           NA             NA               NA        NA

     NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2)  Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The Russell 2000(R) Growth Index is a small-cap market index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on December 27, 2006. The annualized since inception index return is also from December 27, 2006.
(8) Class Y shares commenced investment operations on January 9, 2007. The annualized since inception index return is also from January 9, 2007.
(9)  Assumes maximum applicable sales charge.
(10) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------

               CUMULATIVE PERFORMANCE OF $10,000 INVESTMENT(1,6)

                        [CHART OF CUMULATIVE PERFORMANCE]

                                CLASS A SHARES
                      (INCLUDES MAXIMUM SALES CHARGE)(2)              MSCI EAFE INDEX(4)
04/30/1998                       $ 9,425                                 $10,000
04/30/1999                         9,408                                  10,981
04/30/2000                         9,321                                  12,537
04/30/2001                         8,176                                  10,524
04/30/2002                         7,676                                   9,091
04/30/2003                         6,701                                   7,644
04/30/2004                         9,288                                  10,758
04/30/2005                        10,966                                  12,417
04/30/2006                        14,835                                  16,639
04/30/2007                        16,906                                  20,020
04/30/2008                        17,075                                  19,757

                                   [END CHART]

AVERAGE ANNUAL TOTAL RETURN THROUGH APRIL 30, 2008(6)

                                 % RETURN WITHOUT SALES CHARGE                 % RETURN AFTER SALES CHARGE(8)      EXPENSE RATIO(9)

                                                                Since
                     1 Year   3 Years   5 Years   10 Years   Inception(7)   1 Year   3 Years   5 Years   10 Years   Gross       Net
                     ----------------------------------------------------   -------------------------------------   -----      -----
Chass A Shares(2)    1.01%    15.91%    20.57%      6.12%          --       (4.78)%  13.65%    19.15%      5.50%    1.89%      1.60%
Chass B Shares(3)    0.22     15.02     19.66       5.33           --       (3.57)   14.13     19.46       5.33     2.64       2.35
Chass Y Shares(5)    1.20        --        --         --        11.61%         --       --        --         --     1.66       1.35
MSCI EAFE Index(4)  (1.31)    16.74     20.92       7.05        14.25         NA      NA        NA          NA       NA         NA

    NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index.
(2) Maximum sales charge is 5.75% for class A shares.
(3) Maximum contingent deferred sales charge (CDSC) is 4.5% for class B shares, which is reduced after 12 months and eliminated after six years.
(4) The MSCI EAFE (Europe, Australasia & Far East) Index is free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
(5) Class Y Shares are only available for purchase by MEMBERS Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current Prospectus.
(6) Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. The fund's past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.membersfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
(7) Class A and B shares commenced investment operations on December 29, 1997; Class Y shares commenced investment operations on June 30, 2006. The annualized since inception index return is from June 30, 2006.
(8) Assumes maximum applicable sales charge.
(9) The expense ratio is based on expenses incurred by the fund, as described in the current Prospectus. The net figures shown reflect the fund's actual expense ratio after taking into account the investment adviser's contractual agreement to limit fund expenses.

--------------------------------------------------------------------------------
14

================================================================================
 CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Debt Securities                                                              58%
Equity Securities                                                            27%
Foreign Securities                                                           14%
Money Market Securities and Other Net Assets                                  1%

                                  [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                              AS OF APRIL 30, 2008

MEMBERS Large Cap Growth Fund Class Y                                        14%
MEMBERS Bond Fund Class Y                                                    14%
T. Rowe Price Spectrum Income Fund                                           13%
Oppenheimer International Bond Fund                                          12%
MEMBERS International Stock Fund Class Y                                     10%
MEMBERS High Income Fund Class Y                                             10%
Western Asset Intermediate Bond Portfolio                                    10%
MEMBERS Large Cap Value Fund Class Y                                          9%
MEMBERS Mid Cap Growth Fund Class Y                                           4%
Principal International Emerging Markets Fund                                 3%
SSgA Prime Money Market Fund                                                  1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 99.94%
--------------------------------------------------------------------------------------------------
              DEBT SECURITIES - 58.43%
  409,368     MEMBERS Bond Fund,
              Class Y (R)......................................................        $ 4,036,366
  423,464     MEMBERS High Income Fund,
              Class Y (R)......................................................          2,960,011
  533,006     Oppenheimer International
              Bond Fund........................................................          3,533,829
  314,533     T. Rowe Price Spectrum
              Income Fund......................................................          3,793,264
  279,721     Western Asset Intermediate Bond
              Portfolio........................................................          2,881,124
                                                                                       -----------
                                                                                        17,204,594
                                                                                       -----------
              EQUITY SECURITIES - 27.18%
  265,319     MEMBERS Large Cap
              Growth Fund, Class Y (R)*........................................          4,231,843
  171,333     MEMBERS Large Cap
              Value Fund, Class Y (R)  ........................................          2,569,994
  184,255     MEMBERS Mid Cap Growth Fund,
              Class Y (R)......................................................          1,201,341
                                                                                       -----------
                                                                                         8,003,178
                                                                                       -----------
              FOREIGN SECURITIES - 13.46%
  227,750     MEMBERS International
              Stock Fund, Class Y (R)  ........................................          3,026,797
   32,314     Principal International
              Emerging Markets Fund............................................            934,846
                                                                                       -----------
                                                                                         3,961,643
                                                                                       -----------
              MONEY MARKET SECURITIES - 0.87%
  255,412     SSgA Prime Money Market
              Fund.............................................................            255,412
                                                                                       -----------

              TOTAL INVESTMENT COMPANIES - 99.94%
              (Cost $29,327,320**) ............................................         29,424,827

NET OTHER ASSETS AND LIABILITIES - 0.06%
--------------------------------------------------------------------------------------------------
                                                                                            17,883

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $29,442,710

--------------------------------------------------------------------------------
 *  Non-income producing.
**  Aggregate cost for Federal tax purposes was $29,369,654.
(R) Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Equity Securities                                                            41%
Debt Securities                                                              28%
Foreign Securities                                                           27%
Alternative Asset Classes                                                     3%
Money Market Securities and Other Net Assets                                  1%

                                  [END CHART]

--------------------------------------------------------------------------------

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                              AS OF APRIL 30, 2008

MEMBERS International Stock Fund Class Y                                 14%
MEMBERS Large Cap Growth Fund Class Y                                    14%
MEMBERS Bond Fund Class Y                                                10%
Thornburg International Value Value Fund                                  8%
Oppenheimer International Bond Fund                                       7%
T. Rowe Price Spectrum Income Fund                                        7%
MEMBERS Mid Cap Growth Fund Class Y                                       6%
MEMBERS Large Cap Value Fund Class Y                                      5%
MEMBERS High Income Fund Class Y                                          5%
Principal International Emerging Markets Fund                             5%
MEMBERS Small Cap Growth Fund Class Y                                     4%
Ivy Global Natural Resources Fund                                         3%
MEMBERS Small Cap Value Fund Class Y                                      3%
Victory Special Value Fund                                                3%
American Beacon Large Cap Value Fund                                      3%
Neuberger Berman Partners Fund                                            2%
SSgA Prime Money Market Fund                                              1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 99.98%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASSES - 3.22%
   69,383     Ivy Global Natural Resources
              Fund ............................................................        $ 2,786,430
                                                                                       -----------
              DEBT SECURITIES - 28.19%
  841,565     MEMBERS Bond Fund,
              Class Y (R)......................................................          8,297,834
  610,824     MEMBERS High Income Fund,
              Class Y (R)......................................................          4,269,657
  898,983     Oppenheimer International
              Bond Fund   .....................................................          5,960,260
  487,321     T. Rowe Price Spectrum
              Income Fund   ...................................................          5,877,092
                                                                                       -----------
                                                                                        24,404,843
                                                                                       -----------
              EQUITY SECURITIES - 40.70%
  113,191     American Beacon Large Cap
              Value Fund ......................................................          2,519,624
  762,471     MEMBERS Large Cap
              Growth Fund, Class Y (R)*........................................         12,161,413
  299,467     MEMBERS Large Cap
              Value Fund, Class Y (R)  ........................................          4,492,008
  798,606     MEMBERS Mid Cap
              Growth Fund, Class Y (R).........................................          5,206,908
  354,605     MEMBERS Small Cap
              Growth Fund, Class Y (R).........................................          3,382,935
  285,063     MEMBERS Small Cap
              Value Fund, Class Y (R) .........................................          2,656,789
   68,336     Neuberger Berman
              Partners Fund  ..................................................          2,192,902
  147,593     Victory Special Value Fund ......................................          2,625,674
                                                                                       -----------
                                                                                        35,238,253
                                                                                       -----------
              FOREIGN SECURITIES - 27.00%
  917,458     MEMBERS International
              Stock Fund, Class Y (R) .........................................         12,193,022

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
16

================================================================================
 MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES (CONTINUED)
--------------------------------------------------------------------------------------------------
              FOREIGN SECURITIES (CONTINUED)
  144,732     Principal International
              Emerging Markets Fund............................................        $ 4,187,096
  219,052     Thornburg International
              Value Fund ......................................................          7,000,886
                                                                                       -----------
                                                                                        23,381,004
                                                                                       -----------
              MONEY MARKET SECURITIES - 0.87%
  750,813     SSgA Prime Money Market
              Fund ............................................................            750,813
                                                                                       -----------
              TOTAL INVESTMENT COMPANIES - 99.98%
              (Cost $86,572,066**) ............................................         86,561,343

NET OTHER ASSETS AND LIABILITIES - 0.02%
--------------------------------------------------------------------------------------------------
                                                                                       $    15,734
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $86,577,077

--------------------------------------------------------------------------------
*   Non-income producing.
**  Aggregate cost for Federal tax purposes was $86,999,383.
(R) Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                       [PIE CHART OF PORTFOLIO ALLOCATION]

Equity Securities                                                            62%
Foreign Securities                                                           33%
Alternative Asset Classes                                                     4%
Money Market Securities and Other Net Assets                                  1%

                                  [END CHART]

            PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL MARKET VALUE
                              AS OF APRIL 30, 2008

MEMBERS Large Cap Growth Fund Class Y                                    16%
MEMBERS International Stock Fund Class Y                                 15%
MEMBERS Mid Cap Growth Fund Class Y                                      10%
Thornburg International Value Fund                                        7%
Laudus International MarketMasters Fund                                   7%
Victory Special Value Fund                                                7%
MEMBERS Small Cap Growth Fund Class Y                                     7%
MEMBERS Small Cap Value Fund Class Y                                      6%
Neuberger Berman Partners Fund                                            6%
American Beacon Large Cap Value                                           5%
MEMBERS Large Cap Value Fund Class Y                                      5%
Ivy Global Natural Resources Fund                                         4%
Principal International Emerging Markets Fund                             4%
SSgA Prime Money Market Fund                                              1%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
INVESTMENT COMPANIES - 99.85%
--------------------------------------------------------------------------------------------------
              ALTERNATIVE ASSET CLASSES - 4.24%
   30,476     Ivy Global Natural Resources
              Fund  ...........................................................        $ 1,223,916
                                                                                       -----------
              EQUITY SECURITIES - 61.75%
   62,197     American Beacon Large Cap
              Value Fund ......................................................          1,384,510
  287,383     MEMBERS Large Cap
              Growth Fund, Class Y (R)*........................................          4,583,758
   94,664     MEMBERS Large Cap
              Value Fund, Class Y (R)  ........................................          1,419,963
  438,317     MEMBERS Mid Cap
              Growth Fund, Class Y (R).........................................          2,857,824
  204,522     MEMBERS Small Cap
              Growth Fund, Class Y (R).........................................          1,951,144
  199,835     MEMBERS Small Cap
              Value Fund, Class Y (R)  ........................................          1,862,467
   53,996     Neuberger Berman
              Partners Fund  ..................................................          1,732,741
  113,364     Victory Special Value Fund ......................................          2,016,740
                                                                                       -----------
                                                                                        17,809,147
                                                                                       -----------
              FOREIGN SECURITIES - 33.15%
   98,075     Laudus International
              MarketMasters Fund ..............................................          2,030,161
  324,900     MEMBERS International
              Stock Fund, Class Y (R)  ........................................          4,317,915
   40,723     Principal International
              Emerging Markets Fund............................................          1,178,129
   63,684     Thornburg International
              Value Fund ......................................................          2,035,349
                                                                                       -----------
                                                                                         9,561,554
                                                                                       -----------
              MONEY MARKET SECURITIES - 0.71%
  204,325     SSgA Prime Money
              Market Fund .....................................................            204,325
                                                                                       -----------
              TOTAL INVESTMENT COMPANIES - 99.85%
              (Cost $28,953,690**) ............................................         28,798,942

NET OTHER ASSETS AND LIABILITIES - 0.15%
--------------------------------------------------------------------------------------------------
                                                                                            43,720

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $28,842,662

--------------------------------------------------------------------------------
 *  Non-income producing.
**  Aggregate cost for Federal tax purposes was $29,196,943.
(R) Affiliated Company (see Note 10).

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
18

================================================================================
 CASH RESERVES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                       [PIE CHART OF PORTFOLIO ALLOCATION]

U.S. Treasury Bills                                                          46%
FNMA                                                                         29%
Federal Home Loan Mortgage Corp.                                             20%
Money Market Securities and Other Net Assets                                  5%

                                  [END CHART]

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.52%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 20.22%
 $800,000     1.750%, due 05/05/08 (A).........................................        $   799,844
  850,000     1.800%, due 05/12/08 (A).........................................            849,533
  750,000     1.800%, due 05/14/08 (A).........................................            749,512
  175,000     2.050%, due 05/19/08 (A).........................................            174,821
  200,000     3.875%, due 06/15/08.............................................            199,831
  500,000     2.010%, due 06/16/08 (A).........................................            498,716
  550,000     2.010%, due 06/25/08 (A).........................................            548,311
                                                                                       -----------
                                                                                         3,820,568
                                                                                       -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.47% (A)
  750,000     1.750%, due 05/07/08.............................................            749,781
  600,000     1.900%, due 05/19/08.............................................            599,430
  750,000     2.040%, due 05/21/08.............................................            749,150
  750,000     2.000%, due 05/28/08.............................................            748,875
  750,000     2.000%, due 06/02/08.............................................            748,667
  650,000     1.980%, due 06/04/08.............................................            648,785
  825,000     2.035%, due 06/11/08.............................................            823,088
  500,000     1.990%, due 06/23/08.............................................            498,535
                                                                                       -----------
                                                                                         5,566,311
                                                                                       -----------
              U.S. Treasury Bills - 45.83% (A)
  750,000     2.060%, due 05/01/08.............................................            750,000
  750,000     2.200%, due 05/08/08.............................................            749,679
  750,000     2.148%, due 05/15/08.............................................            749,374
  750,000     2.138%, due 05/22/08.............................................            749,065
  750,000     1.450%, due 05/29/08.............................................            749,154
  550,000     1.398%, due 06/05/08.............................................            549,253
  650,000     1.450%, due 06/12/08.............................................            648,900
  750,000     1.283%, due 06/19/08.............................................            748,691
  750,000     1.347%, due 06/26/08.............................................            748,428
  750,000     1.190%, due 07/10/08.............................................            748,265
  750,000     1.395%, due 07/31/08.............................................            747,355
  725,000     1.630%, due 10/23/08.............................................            719,255
                                                                                       -----------
                                                                                         8,657,419
                                                                                       -----------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $18,044,298) ..............................................         18,044,298

Shares
------
INVESTMENT COMPANIES - 4.38%
--------------------------------------------------------------------------------------------------
    2,513     JPMorgan Prime Money
              Market Fund  ....................................................              2,513
  825,884     SSgA Prime Money
              Market Fund  ....................................................            825,884
                                                                                       -----------
              TOTAL INVESTMENT COMPANIES
              (Cost $828,397)..................................................            828,397

TOTAL INVESTMENTS - 99.90%
--------------------------------------------------------------------------------------------------
(Cost $18,872,695**)...........................................................         18,872,695

NET OTHER ASSETS AND LIABILITIES - 0.10%
--------------------------------------------------------------------------------------------------
                                                                                            18,081

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $18,890,776

--------------------------------------------------------------------------------
**  Aggregate cost for Federal tax purposes was $18,872,695.
(A) Rate noted represents annualized yield at time of purchase.

    The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                       [PIE CHART OF PORTFOLIO ALLOCATION]

U.S. Government and Agency Obligations                                       36%
Mortgage Backed                                                              23%
Corporate Notes and Bonds                                                    19%
Cash and Other Net Assets                                                    10%
Commercial Mortgage Backed                                                    7%
Asset Backed                                                                  3%
Private Label Mortgage Backed                                                 2%

                                  [END CHART]

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
ASSET BACKED - 2.70%
--------------------------------------------------------------------------------------------------
$   64,040    ABSC Long Beach Home Equity Loan
              Trust, Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30.............................................        $    60,060
   234,214    Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34.............................................            180,181
   670,000    Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14.............................................            676,282
   495,000    Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12.............................................            497,201
   560,000    GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33.............................................            496,345
   332,529    Green Tree Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27.............................................            341,100
 1,500,000    New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5 (G)
              5.500%, due 11/25/33.............................................          1,301,654
   294,752    Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              5.895%, due 05/25/34.............................................             99,486
                                                                                       -----------
              TOTAL ASSET BACKED
              (Cost $4,149,934) ...............................................          3,652,309

COMMERCIAL MORTGAGE BACKED - 7.21%
--------------------------------------------------------------------------------------------------
   266,451    Bear Stearns Commercial Mortgage
              Securities, Series 2001-TOP4, Class A1
              5.060%, due 11/15/16.............................................            267,276
   640,000    Bear Stearns Commercial Mortgage
              Securities, Series 2003-T10,
              Class E (C)(G)
              5.540%, due 03/13/40.............................................            570,894
   525,000    Bear Stearns Commercial Mortgage
              Securities, Series 2004-T16,
              Class A6 (G)
              4.750%, due 02/13/46.............................................            510,490
   325,000    Bear Stearns Commercial Mortgage
              Securities, Series 2005-T20,
              Class F (C)(G)
              5.302%, due 10/12/42.............................................            252,796
 1,100,000    Government National Mortgage
              Association, Series 2004-43,
              Class C (G)
              5.008%, due 12/16/25.............................................          1,103,106
 1,200,000    Greenwich Capital Commercial
              Funding Corp., Series 2004-GG1,
              Class A7 (G)
              5.317%, due 06/10/36.............................................          1,218,904
 1,000,000    LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29.............................................            990,408
   800,000    LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29.............................................            783,370
 1,150,000    Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40.............................................          1,136,392
   500,000    Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45.............................................            485,461
   910,000    Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43.............................................            899,820
   330,000    Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35.............................................             87,427
   173,189    Wachovia Bank Commercial Mortgage
              Trust, Series 2003-C6, Class A1
              3.364%, due 08/15/35.............................................            172,621

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
20

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
$1,295,000    Wachovia Bank Commercial Mortgage
              Trust, Series 2003-C8, Class A2
              3.894%, due 11/15/35.............................................        $ 1,289,723
                                                                                       -----------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $10,146,149 )..............................................          9,768,688

PRIVATE LABEL MORTGAGE BACKED - 1.60%
--------------------------------------------------------------------------------------------------
   821,234    Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36.............................................            721,754
 1,638,370    Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36.............................................          1,442,078
                                                                                       -----------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $2,441,894) ...............................................          2,163,832

CORPORATE NOTES AND BONDS - 19.10%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 1.05%
   750,000    American Association of Retired Persons (C)
              7.500%, due 05/01/31.............................................            957,145
   575,000    Erac USA Finance Co. (C)
              6.700%, due 06/01/34.............................................            464,975
                                                                                       -----------
                                                                                         1,422,120
                                                                                       -----------
              CONSUMER STAPLES - 0.99%
   750,000    Coca-Cola Enterprises, Inc.
              4.375%, due 09/15/09.............................................            755,429
   365,000    Diageo Capital PLC (D)(O)
              5.500%, due 09/30/16.............................................            366,276
   215,000    PepsiCo, Inc.
              4.650%, due 02/15/13.............................................            219,487
                                                                                       -----------
                                                                                         1,341,192
                                                                                       -----------
              ENERGY - 1.20%
   240,000    Hess Corp.
              7.875%, due 10/01/29.............................................            286,947
   850,000    Transocean, Inc.
              6.000%, due 03/15/18.............................................            879,267
   450,000    Valero Energy Corp.
              7.500%, due 04/15/32.............................................            465,798
                                                                                       -----------
                                                                                         1,632,012
                                                                                       -----------
              FINANCE - 5.11%
   500,000    American General Finance Corp.,
              Series H
              4.625%, due 09/01/10.............................................            488,892
   215,000    Bank of America Corp.
              5.750%, due 12/01/17.............................................            219,072
   420,000    Bear Stearns Cos., Inc./The
              7.250%, due 02/01/18.............................................            459,196
   505,000    CIT Group, Inc. (O)
              7.625%, due 11/30/12.............................................            471,061
   290,000    GE Insurance Solutions Corp.
              7.000%, due 02/15/26.............................................            293,381
   330,000    GE Insurance Solutions Corp.
              7.750%, due 06/15/30.............................................            349,373
   750,000    Goldman Sachs Group, Inc./The (O)
              5.700%, due 09/01/12.............................................            765,050
   490,000    HCP, Inc.
              6.700%, due 01/30/18.............................................            439,455
   750,000    HSBC Finance Corp.
              6.500%, due 11/15/08.............................................            756,957
   520,000    Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17.............................................            485,991
   530,000    Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13.............................................            528,892
   440,000    SLM Corp.
              5.125%, due 08/27/12.............................................            379,265
   250,000    UBS AG/Stamford Branch
              5.750%, due 04/25/18.............................................            249,614
   500,000    US Bank NA/Cincinnati OH
              6.300%, due 02/04/14.............................................            530,826
   485,000    Well Fargo & Co.
              5.250%, due 10/23/12.............................................            499,754
                                                                                       -----------
                                                                                         6,916,779
                                                                                       -----------
              FORESTRY/PAPER - 0.23%
   325,000    Westvaco Corp.
              8.200%, due 01/15/30.............................................            309,589
                                                                                       -----------
              HEALTH CARE - 1.08%
   500,000    Eli Lilly & Co.
              6.570%, due 01/01/16.............................................            557,383
   325,000    Genentech, Inc.
              5.250%, due 07/15/35.............................................            294,093
   345,000    Merck & Co., Inc.
              6.400%, due 03/01/28.............................................            366,907
   230,000    Wyeth
              6.500%, due 02/01/34.............................................            240,614
                                                                                       -----------
                                                                                         1,458,997
                                                                                       -----------
              INDUSTRIALS - 3.28%
   240,000    Boeing Co.
              8.625%, due 11/15/31.............................................            325,669
 1,000,000    Dow Chemical Co./The
              5.750%, due 12/15/08.............................................          1,010,591
   215,000    DR Horton, Inc.
              5.250%, due 02/15/15.............................................            191,350
   105,000    EI Du Pont de Nemours & Co.
              5.000%, due 01/15/13.............................................            107,143
   800,000    General Electric Co.
              5.000%, due 02/01/13.............................................            816,092
   500,000    GMAC LLC
              7.250%, due 03/02/11.............................................            424,152

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INDUSTRIALS (CONTINUED)
$  270,000    Lockheed Martin Corp.
              7.650%, due 05/01/16 ............................................       $    312,028
   235,000    Waste Management, Inc.
              7.125%, due 12/15/17 ............................................            254,792
   500,000    Weyerhaeuser Co. (O)
              6.875%, due 12/15/33 ............................................            473,070
   525,000    WM Wrigley Jr. Co.
              4.300%, due 07/15/10 ............................................            532,997
                                                                                      ------------
                                                                                         4,447,884
                                                                                      ------------
              MEDIA - 0.81%
   525,000    Comcast Cable Communications Holdings, Inc.
              9.455%, due 11/15/22 ............................................            638,565
   455,000    Rogers Cable, Inc. (D)
              6.250%, due 06/15/13 ............................................            462,905
                                                                                      ------------
                                                                                         1,101,470
                                                                                      ------------
              REAL ESTATE INVESTMENT TRUSTS - 0.19%
   270,000    Simon Property Group L.P.
              5.875%, due 03/01/17 ............................................            262,118
                                                                                      ------------
              Telecommunications - 1.08%
   400,000    Cisco Systems, Inc.
              5.500%, due 02/22/16 ............................................            414,320
   775,000    New Cingular Wireless Services, Inc.
              7.875%, due 03/01/11 ............................................            838,399
   265,000    Sprint Nextel Corp.
              6.000%, due 12/01/16 ............................................            215,975
                                                                                      ------------
                                                                                         1,468,694
                                                                                      ------------
              TRANSPORTATION - 1.26%
   285,000    Burlington Northern Santa Fe Corp. (O)
              8.125%, due 04/15/20 ............................................            326,633
   600,000    CSX Corp.
              6.250%, due 10/15/08 ............................................            605,552
   359,000    Norfolk Southern Corp. (O)
              5.590%, due 05/17/25 ............................................            334,725
   390,000    Norfolk Southern Corp.
              7.050%, due 05/01/37 ............................................            432,601
                                                                                      ------------
                                                                                         1,699,511
                                                                                      ------------
              UTILITIES - 2.82%
   500,000    Energy East Corp.
              8.050%, due 11/15/10 ............................................            542,901
   450,000    Illinois Power Co.
              7.500%, due 06/15/09 ............................................            463,088
   285,000    Pacific Gas & Electric Co.
              6.050%, due 03/01/34 ............................................            283,460
   250,000    Progress Energy, Inc.
              7.750%, due 03/01/31 ............................................            295,888
   600,000    Public Service Co. of New Mexico
              4.400%, due 09/15/08 ............................................            598,335
   650,000    Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16 ............................................            645,460
   215,000    Virginia Electric and Power Co.
              5.100%, due 11/30/12 ............................................            218,580
   750,000    Wisconsin Electric Power Co.
              6.500%, due 06/01/28 ............................................             77,255
                                                                                      ------------
                                                                                         3,824,967
                                                                                      ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $26,182,399) ..................                                     25,885,333

MORTGAGE BACKED - 23.24%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 3.67%
   572,883    5.000%, due 05/01/18
              Pool # E96322 ...................................................            579,250
     5,630    8.000%, due 06/01/30
              Pool # C01005 ...................................................              6,098
     8,694    7.000%, due 03/01/31
              Pool # C48133 ...................................................              9,250
   130,455    6.500%, due 01/01/32
              Pool # C62333 ...................................................            136,146
 2,041,250    5.000%, due 07/01/33
              Pool # A11325 ...................................................          2,012,918
   215,215    6.000%, due 10/01/34
              Pool # A28439 ...................................................            220,904
   186,716    6.000%, due 10/01/34
              Pool # A28598 ...................................................            191,651
   183,924    5.000%, due 04/01/35
              Pool # A32315 ...................................................            181,084
   160,659    5.000%, due 04/01/35
              Pool # A32316 ...................................................            158,179
 1,469,971    5.500%, due 11/01/37
              Pool # A68787 ...................................................          1,480,806
                                                                                      ------------
                                                                                         4,976,286
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.49%
   885,949    4.000%, due 04/01/15
              Pool # 255719 ...................................................            874,152
   629,096    5.500%, due 04/01/16
              Pool # 745444 ...................................................            643,605
    41,904    6.000%, due 05/01/16
              Pool # 582558 ...................................................             43,279
   504,679    5.500%, due 02/01/18
              Pool # 673194 ...................................................            516,912
   713,724    5.000%, due 05/01/20
              Pool # 813965 ...................................................            719,202
   891,460    4.500%, due 09/01/20
              Pool # 835465 ...................................................            883,260
    75,591    6.000%, due 05/01/21
              Pool # 253847 ...................................................             78,041

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
22

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   30,347    7.000%, due 12/01/29
              Pool # 762813 ...................................................       $     32,314
    62,833    7.000%, due 11/01/31
              Pool # 607515 ...................................................             66,881
   286,093    6.500%, due 03/01/32
              Pool # 631377 ...................................................            297,817
     2,288    7.000%, due 04/01/32
              Pool # 641518 ...................................................              2,433
    34,758    7.000%, due 05/01/32
              Pool # 644591 ...................................................             36,997
   867,587    6.500%, due 06/01/32
              Pool # 545691 ...................................................            903,141
   309,490    6.000%, due 12/01/32
              Pool # 676552 ...................................................            318,691
 1,845,421    5.500%, due 04/01/33
              Pool # 690206 ...................................................          1,861,907
   874,872    5.000%, due 10/01/33
              Pool # 254903 ...................................................            862,333
 1,342,128    5.500%, due 11/01/33
              Pool # 555880 ...................................................          1,354,118
   135,289    5.000%, due 05/01/34
              Pool # 775604 ...................................................            133,265
   338,686    5.000%, due 05/01/34
              Pool # 780890 ...................................................            333,620
   208,452    5.000%, due 06/01/34
              Pool # 255230 ...................................................            205,334
 1,639,644    5.500%, due 06/01/34
              Pool # 780384 ...................................................          1,653,267
    17,762    7.000%, due 07/01/34
              Pool # 792636 ...................................................             18,792
   305,628    5.500%, due 08/01/34
              Pool # 793647 ...................................................            308,167
 1,406,430    5.500%, due 03/01/35
              Pool # 815976 ...................................................          1,416,577
   663,568    5.500%, due 07/01/35
              Pool # 825283 ...................................................            668,355
   871,461    5.000%, due 08/01/35
              Pool # 829670 ...................................................            857,609
   402,759    5.500%, due 08/01/35
              Pool # 826872 ...................................................            405,665
   666,925    5.000%, due 09/01/35
              Pool # 820347 ...................................................            656,325
   693,781    5.000%, due 09/01/35
              Pool # 835699 ...................................................            682,754
   856,388    5.000%, due 10/01/35
              Pool # 797669 ...................................................            842,777
   837,717    5.500%, due 10/01/35
              Pool # 836912 ...................................................            843,761
   782,531    5.000%, due 11/01/35
              Pool # 844504 ...................................................            770,093
   917,741    5.000%, due 11/01/35
              Pool # 844809 ...................................................            903,154
   946,836    5.000%, due 12/01/35
              Pool # 850561 ...................................................            931,786
   940,005    6.000%, due 11/01/36
              Pool # 902510 ...................................................            965,432
   826,683    5.500%, due 02/01/37
              Pool # 905140 ...................................................            832,259
   877,823    5.500%, due 05/01/37
              Pool # 899323 ...................................................            883,558
 1,447,044    5.500%, due 05/01/37
              Pool # 928292 ...................................................          1,456,497
 1,119,018    6.000%, due 10/01/37
              Pool # 947563 ...................................................          1,145,055
                                                                                      ------------
                                                                                        26,409,185
                                                                                      ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.08%
    19,759    8.000%, due 10/20/15
              Pool # 002995 ...................................................             20,959
    51,435    6.500%, due 02/20/29
              Pool # 002714 ...................................................             53,699
    32,446    6.500%, due 04/20/31
              Pool # 003068 ...................................................             33,856
                                                                                      ------------
                                                                                           108,514
                                                                                      ------------
              TOTAL MORTGAGE BACKED
              (Cost $31,078,229) ..............................................         31,493,985

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.07%
--------------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK - 0.41%
   500,000    5.875%, due 10/03/16 ............................................            558,449
                                                                                      ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 2.26%
 2,500,000    4.875%, due 11/15/13 ............................................          2,641,468
   400,000    4.500%, due 01/15/14 (O) ........................................            414,858
                                                                                      ------------
                                                                                         3,056,326
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.88%
 1,400,000    4.000%, due 09/02/08 ............................................          1,407,538
 1,095,000    4.625%, due 10/15/14 (O) ........................................          1,141,063
                                                                                      ------------
                                                                                         2,548,601
                                                                                      ------------
              U.S. TREASURY BONDS - 2.72% (O)
 2,905,000    6.625%, due 02/15/27 ............................................          3,685,039
                                                                                      ------------
              U.S. TREASURY NOTES - 28.80%
   830,000    3.750%, due 05/15/08 (O) ........................................            830,648
   580,000    4.875%, due 05/31/09 (O) ........................................            597,763

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
--------------------------------------------------------------------------------------------------
              U.S. TREASURY NOTES (CONTINUED)
$9,000,000    2.125%, due 04/30/10 ............................................       $  8,973,981
   650,000    3.875%, due 05/15/10 (O) ........................................            671,531
   100,000    4.500%, due 11/15/10 (O) ........................................            105,445
   350,000    4.750%, due 03/31/11 (O) ........................................            372,531
 3,600,000    4.625%, due 12/31/11 (O) ........................................          3,843,000
 1,000,000    4.625%, due 02/29/12 (O) ........................................          1,066,172
 1,200,000    4.500%, due 03/31/12 (O) ........................................          1,273,781
 1,915,000    4.875%, due 06/30/12 (O) ........................................          2,061,768
 3,000,000    4.250%, due 09/30/12 (O) ........................................          3,157,734
 1,540,000    3.625%, due 05/15/13 (O) ........................................          1,582,710
 6,500,000    4.000%, due 02/15/14 (O) ........................................          6,791,486
 1,200,000    4.250%, due 08/15/15 (O) ........................................          1,263,656
 2,240,000    4.625%, due 02/15/17 (O) ........................................          2,396,451
 1,850,000    4.500%, due 05/15/17 (O) ........................................          1,960,423
 2,000,000    4.250%, due 11/15/17 ............................................          2,077,500
                                                                                      ------------
                                                                                        39,026,580
                                                                                      ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $47,097,955) ..............................................         48,874,995

COMMERCIAL PAPER - 5.17% (A)
--------------------------------------------------------------------------------------------------
              FINANCE - 5.17%
 4,000,000    General Electric Capital Corp.
              2.260%, due 05/02/08 ............................................          3,999,749
 3,000,000    Toyota Motor Credit Corp.
              2.250%, due 05/06/08 ............................................          2,999,062
                                                                                      ------------
              TOTAL COMMERCIAL PAPER
              (Cost $6,998,811) ...............................................          6,998,811

CERTIFICATE OF DEPOSIT - 1.84%
--------------------------------------------------------------------------------------------------
 2,487,477    State Street Eurodollar
              0.650%, due 05/01/08 ............................................          2,487,477
                                                                                      ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $2,487,477) ...............................................          2,487,477

Shares
------
INVESTMENT COMPANY - 4.47%
--------------------------------------------------------------------------------------------------
 6,058,031    SSgA Prime Money Market Fund.....................................          6,058,031
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $6,058,031) ...............................................          6,058,031

COLLATERAL FOR SECURITIES ON LOAN - 25.03%
--------------------------------------------------------------------------------------------------
33,919,219    State Street Navigator Securities
              Lending Prime Portfolio (I) .....................................       $ 33,919,219
                                                                                      ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $33,919,219) ..............................................         33,919,219

TOTAL INVESTMENTS - 126.43%
--------------------------------------------------------------------------------------------------
(Cost $170,560,098**) .........................................................        171,302,680

NET OTHER ASSETS AND LIABILITIES - (26.43)%
--------------------------------------------------------------------------------------------------
                                                                                       (35,810,921)
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                     $ 135,491,759

--------------------------------------------------------------------------------
 ** Aggregate cost for Federal tax purposes was $170,560,098.
(A) Rate noted represents annualized yield at time of   purchase.
(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.61% of total net assets.
(G) Floating rate or variable rate note. Rate shown is as of April 30, 2008.
(I) Represents investments of cash collateral received in connection with securities lending.
(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
(O) All (or portion of security) on loan.
PLC Public Limited Company.

    The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
24

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

Health Care                                       10%
Cash and Other Net Assets                          8%
Media - Cable                                      8%
Oil and Gas                                        8%
Telecommunications                                 7%
Utilities                                          7%
Support Services                                   6%
Automotive                                         5%
Forestry/Paper                                     4%
Gaming                                             4%
General Industrial and Manufacturing               3%
Media - Diversified and Services                   3%
Technology                                         3%
Beverage/Food                                      2%
Consumer Products                                  2%
Environmental                                      2%
Media - Broadcasting                               2%
Metals and Mining                                  2%
Non Food and Drug Retailers                        2%
Aerospace/Defense                                  1%
Apparel/Textiles                                   1%
Chemicals                                          1%
Energy                                             1%
Food and Drug Retailers                            1%
Hotels                                             1%
Leisure and Entertainment                          1%
Packaging                                          1%
Printing and Publishing                            1%
Restaurants                                        1%
Steel                                              1%
Transportation                                     1%
Building Materials                                 0%*
Investment Management                              0%*

* Rounds to 0%

--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS - 92.27%
--------------------------------------------------------------------------------------------------
              AEROSPACE/DEFENSE - 0.33%
  $250,000    DRS Techologies, Inc.
              6.625%, due 02/01/16 ............................................       $    247,500
                                                                                      ------------
              APPAREL/TEXTILES - 0.78%
   350,000    Hanesbrands, Inc., Series B (G)(O)
              8.204%, due 12/15/14 ............................................            329,875
    50,000    Oxford Industries, Inc. (O)
              8.875%, due 06/01/11 ............................................             47,625
   200,000    Warnaco, Inc.
              8.875%, due 06/15/13 ............................................            208,500
                                                                                      ------------
                                                                                           586,000
                                                                                      ------------
              AUTOMOTIVE - 5.01%
   250,000    American Axle & Manufacturing, Inc.
              7.875%, due 03/01/17 ............................................            223,750
   500,000    Ford Motor Co. (O)
              7.250%, due 10/01/08 ............................................            498,125
   550,000    Ford Motor Credit Co. LLC (G)
              7.163%, due 04/15/12 ............................................            539,161
   500,000    General Motors Nova Scotia
              Finance Co. (D)
              6.850%, due 10/15/08 ............................................            497,500
   500,000    GMAC LLC
              5.125%, due 05/09/08 ............................................            499,876
   250,000    GMAC LLC (O)
              5.850%, due 01/14/09 ............................................            244,389
   500,000    Goodyear Tire & Rubber Co./The (G)
              8.663%, due 12/01/09 ............................................            500,625
   500,000    Goodyear Tire & Rubber Co./The
              7.857%, due 08/15/11 ............................................            521,250
   250,000    Tenneco, Inc. (C)
              8.125%, due 11/15/15 ............................................            256,250
                                                                                      ------------
                                                                                         3,780,926
                                                                                      ------------
              BEVERAGE/FOOD - 2.17%
   150,000    B&G Foods, Inc.
              8.000%, due 10/01/11 ............................................            148,500
   400,000    Constellation Brands, Inc.
              7.250%, due 05/15/17 ............................................            403,000
   200,000    Constellation Brands, Inc.,
              Series B (O)
              8.125%, due 01/15/12 ............................................            203,750
   500,000    Del Monte Corp.
              8.625%, due 12/15/12 ............................................            517,500
   125,000    Michael Foods, Inc.
              8.000%, due 11/15/13 ............................................            121,250
   250,000    NBTY, Inc.
              7.125%, due 10/01/15 ............................................            240,000
                                                                                      ------------
                                                                                         1,634,000
                                                                                      ------------
              BUILDING MATERIALS - 0.44%
    87,000    Interface, Inc.
              10.375%, due 02/01/10 ...........................................             91,132
   250,000    Interline Brands, Inc.
              8.125%, due 06/15/14 ............................................            243,125
                                                                                      ------------
                                                                                           334,257
                                                                                      ------------
              CHEMICALS - 0.99%
   350,000    Hercules, Inc.
              6.750%, due 10/15/29 ............................................            337,750
   250,000    Momentive Performance
              Materials, Inc.
              1.000%, due 12/01/14 ............................................            244,375
   160,000    Nalco Co. (O)
              8.875%, due 11/15/13 ............................................            168,400
                                                                                      ------------
                                                                                           750,525
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              CONSUMER PRODUCTS - 1.96%
  $250,000    Church & Dwight Co., Inc.
              6.000%, due 12/15/12 ............................................       $    246,250
   185,000    Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11 ............................................            175,750
   250,000    Jarden Corp. (O)
              7.500%, due 05/01/17 ............................................            230,000
   300,000    Leslie's Poolmart
              7.750%, due 02/01/13 ............................................            279,000
   300,000    Visant Corp.
              7.625%, due 10/01/12 ............................................            298,500
   250,000    Visant Holding Corp.
              8.750%, due 12/01/13 ............................................            246,250
                                                                                      ------------
                                                                                         1,475,750
                                                                                      ------------
              ENERGY - 0.32%
   250,000    Encore Acquisition Co.
              7.250%, due 12/01/17 ............................................            242,500
                                                                                      ------------
              ENVIRONMENTAL - 2.05%
   750,000    Allied Waste North America, Inc.,
              Series B
              7.125%, due 05/15/16 ............................................            755,625
   350,000    Casella Waste Systems, Inc.
              9.750%, due 02/01/13 ............................................            343,000
   200,000    Waste Services, Inc.
              9.500%, due 04/15/14 ............................................            196,000
   250,000    WCA Waste Corp.
              9.250%, due 06/15/14 ............................................            252,500
                                                                                      ------------
                                                                                         1,547,125
                                                                                      ------------
              FOOD & DRUG RETAILERS - 0.94%
   450,000    Stater Brothers Holdings (O)
              8.125%, due 06/15/12 ............................................            456,750
   250,000    Stater Brothers Holdings (O)
              7.750%, due 04/15/15 ............................................            250,625
                                                                                      ------------
                                                                                           707,375
                                                                                      ------------
              FORESTRY/PAPER - 3.80%
    60,000    Boise Cascade LLC
              7.125%, due 10/15/14 ............................................             53,400
   500,000    Domtar Corp.
              7.875%, due 10/15/11 ............................................            510,000
   250,000    Georgia-Pacific LLC (C)
              7.125%, due 01/15/17 ............................................            247,500
   250,000    Graphic Packaging International, Inc.
              8.500%, due 08/15/11 ............................................            252,500
   250,000    Jefferson Smurfit Corp. US
              7.500%, due 06/01/13 ............................................            215,625
   200,000    NewPage Corp. (C)
              10.000%, due 05/01/12 ...........................................            213,500
   500,000    Rock-Tenn Co.
              8.200%, due 08/15/11 ............................................            518,750
   250,000    Rock-Tenn Co. (C)
              9.250%, due 03/15/16 ............................................            262,500
   250,000    Smurfit-Stone Container Enterprises, Inc.
              8.375%, due 07/01/12 ............................................            228,750
   350,000    Verso Paper Holdings LLC/Verso Paper, Inc., Series B (O)
              9.125%, due 08/01/14 ............................................            361,375
                                                                                      ------------
                                                                                         2,863,900
                                                                                      ------------
              GAMING - 3.96%
   250,000    Boyd Gaming Corp. (O)
              7.750%, due 12/15/12 ............................................            233,437
   100,000    Chukchansi Economic Development Authority (C)(G)
              8.238%, due 11/15/12 ............................................             85,750
   195,000    Global Cash Access LLC/Global Cash Finance Corp.
              8.750%, due 03/15/12 ............................................            192,075
   150,000    MGM Mirage
              6.000%, due 10/01/09 ............................................            149,625
   100,000    MGM Mirage (O)
              7.625%, due 01/15/17 ............................................             91,250
   250,000    Mohegan Tribal Gaming Authority (O)
              6.875%, due 02/15/15 ............................................            211,875
   400,000    MTR Gaming Group, Inc., Series B
              9.750%, due 04/01/10 ............................................            389,000
   150,000    Penn National Gaming, Inc.
              6.875%, due 12/01/11 ............................................            143,250
   250,000    Penn National Gaming, Inc.
              6.750%, due 03/01/15 ............................................            231,250
   200,000    Pinnacle Entertainment, Inc. (O)
              8.250%, due 03/15/12 ............................................            199,000
   150,000    Pinnacle Entertainment, Inc. (O)
              8.750%, due 10/01/13 ............................................            152,250
   250,000    Pinnacle Entertainment, Inc. (C)
              7.500%, due 06/15/15 ............................................            206,875
   500,000    Seneca Gaming Corp.
              7.250%, due 05/01/12 ............................................            483,125
   250,000    Shuffle Master, Inc. (P)
              1.250%, due 04/15/24 ............................................            218,125
                                                                                      ------------
                                                                                         2,986,887
                                                                                      ------------
              GENERAL INDUSTRIAL & MANUFACTURING - 3.42%
   500,000    Baldor Electric Co. (O)
              8.625%, due 02/15/17 ............................................            510,000
   250,000    Chart Industries, Inc. (O)
              9.125%, due 10/15/15 ............................................            255,000
   350,000    SPX Corp. (C)
              7.625%, due 12/15/14 ............................................            365,750
   500,000    Steel Dynamics, Inc. (C)
              7.750%, due 04/15/16 ............................................            511,250

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
26

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              GENERAL INDUSTRIAL & MANUFACTURING (CONTINUED)
$  750,000    Terex Corp.
              8.000%, due 11/15/17 ............................................       $    766,875
   200,000    Trimas Corp.
              9.875%, due 06/15/12 ............................................            174,500
                                                                                      ------------
                                                                                         2,583,375
                                                                                      ------------
              HEALTH CARE - 10.23%
   250,000    Advanced Medical Optics, Inc.
              7.500%, due 05/01/17 ............................................            226,250
   250,000    Advanced Medical Optics, Inc. (P)
              3.250%, due 08/01/26 ............................................            180,938
   250,000    Bausch & Lomb, Inc. (C)(O)
              9.875%, due 11/01/15 ............................................            266,250
   350,000    Carriage Services, Inc.
              7.875%, due 01/15/15 ............................................            348,250
   800,000    Community Health Systems, Inc.
              8.875%, due 07/15/15 ............................................            832,000
   750,000    DaVita, Inc. (O)
              7.250%, due 03/15/15 ............................................            751,875
   500,000    HCA, Inc./DE
              8.750%, due 09/01/10 ............................................            513,750
   250,000    HCA, Inc./DE
              6.750%, due 07/15/13 ............................................            231,250
   500,000    HCA, Inc./DE
              9.250%, due 11/15/16 ............................................            537,500
   500,000    Health Management Associates, Inc. (P)
              4.375%, due 08/01/23 ............................................            497,500
   250,000    IASIS Healthcare LLC/IASIS Capital Corp.
              8.750%, due 06/15/14 ............................................            256,250
   250,000    LVB Acquisition Merger Sub, Inc. (C)
              10.000%, due 10/15/17 ...........................................            268,125
   400,000    Psychiatric Solutions, Inc.
              7.750%, due 07/15/15 ............................................            409,000
   250,000    Res-Care, Inc.
              7.750%, due 10/15/13 ............................................            237,500
   250,000    Service Corp. International/US
              7.375%, due 10/01/14 ............................................            257,500
   500,000    Service Corp. International/US
              6.750%, due 04/01/16 ............................................            495,625
   200,000    Service Corp. International/US
              7.625%, due 10/01/18 ............................................            209,250
   250,000    United Surgical Partners
              International, Inc. (O)
              8.875%, due 05/01/17 ............................................            250,000
   250,000    Universal Hospital Services, Inc. (G)
              8.288%, due 06/01/15 ............................................            236,250
   200,000    Vanguard Health Holding Co. II LLC
              9.000%, due 10/01/14 ............................................            203,500
   500,000    Warner Chilcott Corp.
              8.750%, due 02/01/15 ............................................            507,500
                                                                                      ------------
                                                                                         7,716,063
                                                                                      ------------
              HOTELS - 1.05%
   350,000    Felcor Lodging L.P., REIT (G)
              6.788%, due 12/01/11 ............................................            319,375
   500,000    Gaylord Entertainment Co.
              8.000%, due 11/15/13 ............................................            473,750
                                                                                      ------------
                                                                                           793,125
                                                                                      ------------
              INVESTMENT MANAGEMENT - 0.32%
   250,000    Nuveen Investments, Inc. (C)
              10.500%, due 11/15/15 ...........................................            240,625
                                                                                      ------------
              LEISURE & ENTERTAINMENT - 0.45%
   350,000    Vail Resorts, Inc.
              6.750%, due 02/15/14 ............................................            343,000
                                                                                      ------------
              MEDIA - BROADCASTING - 2.44%
   410,000    Allbritton Communications Co.
              7.750%, due 12/15/12 ............................................            414,612
   500,000    LIN Television Corp. (O)
              6.500%, due 05/15/13 ............................................            481,250
   250,000    LIN Television Corp. (P)
              2.500%, due 05/15/33 ............................................            248,438
   200,000    LIN Television Corp., Series B
              6.500%, due 05/15/13 ............................................            192,500
   500,000    Sinclair Television Group, Inc. (O)
              8.000%, due 03/15/12 ............................................            506,875
                                                                                      ------------
                                                                                         1,843,675
                                                                                      ------------
              MEDIA - CABLE - 8.02%
 1,000,000    Cablevision Systems Corp., Series B (G)
              7.133%, due 04/01/09 ............................................          1,007,500
   700,000    Cablevision Systems Corp., Series B (O)
              8.000%, due 04/15/12 ............................................            696,500
 1,500,000    DirecTV Holdings LLC/DirecTV Financing Co.
              8.375%, due 03/15/13 ............................................          1,541,250
   500,000    Echostar DBS Corp.
              5.750%, due 10/01/08 ............................................            500,000
   650,000    Echostar DBS Corp.
              6.625%, due 10/01/14 ............................................            635,375
   500,000    Mediacom Broadband LLC (O)
              8.500%, due 10/15/15 ............................................            460,000
   500,000    Videotron, Ltd. (C)(D)
              9.125%, due 04/15/18 ............................................            532,500
   700,000    Virgin Media Finance PLC (D)
              9.125%, due 08/15/16 ............................................            675,500
                                                                                      ------------
                                                                                         6,048,625
                                                                                      ------------
              MEDIA - DIVERSIFIED & SERVICES - 3.42%
   400,000    Hughes Network Systems LLC/HNS Finance Corp.
              9.500%, due 04/15/14 ............................................            400,000
   150,000    Intelsat Jackson Holdings, Ltd. (D)
              9.250%, due 06/15/16 ............................................            151,312

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              MEDIA - DIVERSIFIED & SERVICES (CONTINUED)
$  300,000    Intelsat Jackson Holdings, Ltd. (D)
              11.250%, due 06/15/16 ...........................................       $    304,125
   375,000    Lamar Media Corp.
              7.250%, due 01/01/13 ............................................            371,250
   100,000    Lamar Media Corp. (O)
              6.625%, due 08/15/15 ............................................             94,250
   250,000    Lamar Media Corp., Series C
              6.625%, due 08/15/15 ............................................            235,625
   750,000    Nielsen Finance LLC/Nielsen Finance Co.
              10.000%, due 08/01/14 ...........................................            780,000
   250,000    Quebecor Media, Inc. (D)
              7.750%, due 03/15/16 ............................................            240,625
                                                                                      ------------
                                                                                         2,577,187
                                                                                      ------------
              METALS AND MINING - 2.19%
   500,000    Arch Western Finance LLC
              6.750%, due 07/01/13 ............................................            508,750
   250,000    Foundation PA Coal Co.
              7.250%, due 08/01/14 ............................................            256,875
   250,000    Freeport-McMoRan Copper & Gold, Inc.
              8.375%, due 04/01/17 ............................................            276,250
   350,000    Massey Energy Co.
              6.875%, due 12/15/13 ............................................            350,000
   250,000    Peabody Energy Corp.
              7.375%, due 11/01/16 ............................................            262,500
                                                                                      ------------
                                                                                         1,654,375
                                                                                      ------------
              NON FOOD & DRUG RETAILERS - 1.95%
   300,000    Buhrmann US, Inc.
              7.875%, due 03/01/15 ............................................            287,250
   250,000    Penske Auto Group, Inc.
              7.750%, due 12/15/16 ............................................            227,500
   350,000    Sally Holdings LLC (O)
              9.250%, due 11/15/14 ............................................            353,500
   176,000    Susser Holdings LLC
              10.625%, due 12/15/13 ...........................................            180,400
   500,000    Yankee Acquisition Corp./MA, Series B (O)
              8.500%, due 02/15/15 ............................................            422,500
                                                                                      ------------
                                                                                         1,471,150
                                                                                      ------------
              OIL & GAS - 7.64%
   250,000    Basic Energy Services, Inc.
              7.125%, due 04/15/16 ............................................            245,000
   250,000    Berry Petroleum Co.
              8.250%, due 11/01/16 ............................................            259,375
   166,000    Chesapeake Energy Corp.
              6.875%, due 01/15/16 ............................................            167,660
   500,000    Chesapeake Energy Corp. (O)
              6.500%, due 08/15/17 ............................................            492,500
   150,000    Cimarex Energy Co.
              7.125%, due 05/01/17 ............................................            152,250
   750,000    Complete Production Services, Inc.
              8.000%, due 12/15/16 ............................................            751,875
   300,000    Compton Petroleum Finance Corp.
              7.625%, due 12/01/13 ............................................            296,250
   250,000    Denbury Resources, Inc.
              7.500%, due 04/01/13 ............................................            257,188
   200,000    Encore Acquisition Co.
              6.000%, due 07/15/15 ............................................            184,000
   365,000    EXCO Resources, Inc.
              7.250%, due 01/15/11 ............................................            363,175
   500,000    Helix Energy Solutions Group, Inc. (C)
              9.500%, due 01/15/16 ............................................            521,250
   250,000    Key Energy Services, Inc. (C)(O)
              8.375%, due 12/01/14 ............................................            258,750
   250,000    Mariner Energy, Inc.
              8.000%, due 05/15/17 ............................................            245,625
   350,000    PetroHawk Energy Corp.
              9.125%, due 07/15/13 ............................................            370,125
   500,000    Petroplus Finance, Ltd. (C)(D)
              7.000%, due 05/01/17 ............................................            465,000
   250,000    Range Resources Corp. (O)
              6.375%, due 03/15/15 ............................................            245,625
   500,000    W&T Offshore, Inc. (C)
              8.250%, due 06/15/14 ............................................            490,000
                                                                                      ------------
                                                                                         5,765,648
                                                                                      ------------
              PACKAGING - 1.47%
   500,000    Ball Corp.
              6.625%, due 03/15/18 ............................................            498,750
   375,000    BWAY Corp.
              10.000%, due 10/15/10 ...........................................            361,875
   250,000    Greif, Inc.
              6.750%, due 02/01/17 ............................................            248,125
                                                                                      ------------
                                                                                         1,108,750
                                                                                      ------------
              PRINTING & PUBLISHING - 0.76%
   250,000    Cenveo Corp. (O)
              7.875%, due 12/01/13 ............................................            209,375
   350,000    Dex Media, Inc. (B)
              0.000%, due 11/15/13 ............................................            263,375
   150,000    Local Insight Regatta Holdings, Inc. (C)
              11.000%, due 12/01/17 ...........................................            100,500
                                                                                      ------------
                                                                                           573,250
                                                                                      ------------
              RESTAURANTS - 0.56%
   500,000    Seminole Hard Rock Entertainment, Inc. (C)(G)
              5.300%, due 03/15/14 ............................................            418,750
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
28

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              STEEL - 0.68%
$  500,000    AK Steel Corp.
              7.750%, due 06/15/12 ............................................       $    510,625
                                                                                      ------------
              SUPPORT SERVICES - 6.17%
 1,000,000    ARAMARK Corp. (O)
              8.500%, due 02/01/15 ............................................          1,042,500
   200,000    Cardtronics, Inc.
              9.250%, due 08/15/13 ............................................            190,250
   300,000    Corrections Corp. of America
              7.500%, due 05/01/11 ............................................            304,500
   350,000    Education Management LLC/Education Management Corp. (O)
              10.250%, due 06/01/16 ...........................................            294,000
   500,000    FTI Consulting, Inc.
              7.750%, due 10/01/16 ............................................            520,000
   200,000    Hertz Corp./The
              8.875%, due 01/01/14 ............................................            201,500
   350,000    Hertz Corp./The (O)
              10.500%, due 01/01/16 ...........................................            352,188
   350,000    HUB International Holdings, Inc. (C)
              10.250%, due 06/15/15 ...........................................            255,500
   250,000    Iron Mountain, Inc. (O)
              8.625%, due 04/01/13 ............................................            254,375
   350,000    Iron Mountain, Inc.
              7.750%, due 01/15/15 ............................................            357,000
   350,000    Mac-Gray Corp.
              7.625%, due 08/15/15 ............................................            340,375
   200,000    Norcross Safety Products LLC/Norcross Capital Corp., Series B
              9.875%, due 08/15/11 ............................................            210,376
   350,000    West Corp.
              9.500%, due 10/15/14 ............................................            334,250
                                                                                      ------------
                                                                                         4,656,814
                                                                                      ------------
              TECHNOLOGY - 3.37%
   100,000    Celestica, Inc. (D)
              7.875%, due 07/01/11 ............................................            100,625
   250,000    Flextronics International, Ltd. (D)
              6.500%, due 05/15/13 ............................................            244,375
   500,000    Lucent Technologies, Inc.
              5.500%, due 11/15/08 ............................................            500,000
   450,000    Sungard Data Systems, Inc.
              9.125%, due 08/15/13 ............................................            470,250
   500,000    Sungard Data Systems, Inc. (O)
              10.250%, due 08/15/15 ...........................................            531,250
   500,000    Syniverse Technologies, Inc., Series B
              7.750%, due 08/15/13 ............................................            475,625
   300,000    VeriFone Holdings, Inc. (C)(P)
              1.625%, due 06/15/12 ............................................            218,625
                                                                                      ------------
                                                                                         2,540,750
                                                                                      ------------
              TELECOMMUNICATIONS - 6.79%
   300,000    American Tower Corp. (C)
              7.000%, due 10/15/17 ............................................            303,000
   400,000    Centennial Communications Corp. (G)
              8.448%, due 01/01/13 ............................................            381,000
   250,000    Centennial Communications Corp. (O)
              10.000%, due 01/01/13 ...........................................            252,500
   500,000    Cincinnati Bell, Inc. (O)
              8.375%, due 01/15/14 ............................................            497,500
   250,000    Cincinnati Bell Tele Co. (O)
              6.300%, due 12/01/28 ............................................            211,250
   700,000    Citizens Communications Co. (O)
              6.625%, due 03/15/15 ............................................            656,250
   300,000    Citizens Communications Co.
              7.875%, due 01/15/27 ............................................            266,250
   500,000    Nordic Telephone Co. Holdings ApS (C)(D)
              8.875%, due 05/01/16 ............................................            511,250
   250,000    PAETEC Holding Corp.
              9.500%, due 07/15/15 ............................................            235,000
   250,000    Qwest Capital Funding, Inc.
              7.250%, due 02/15/11 ............................................            245,000
   334,000    Qwest Communications International, Inc. (G)
              6.565%, due 02/15/09 ............................................            334,000
   500,000    Qwest Communications International, Inc., Series B
              7.500%, due 02/15/14 ............................................            491,250
   250,000    Windstream Corp.
              8.625%, due 08/01/16 ............................................            261,875
   500,000    Windstream Corp.
              7.000%, due 03/15/19 ............................................            472,500
                                                                                      ------------
                                                                                         5,118,625
                                                                                      ------------
              TRANSPORTATION - 1.28%
   250,000    Bristow Group, Inc.
              7.500%, due 09/15/17 ............................................            258,125
   150,000    CHC Helicopter Corp. (D)
              7.375%, due 05/01/14 ............................................            151,500
   300,000    Gulfmark Offshore, Inc.
              7.750%, due 07/15/14 ............................................            310,500
   250,000    Hornbeck Offshore Services, Inc., Series B
              6.125%, due 12/01/14 ............................................            243,125
                                                                                      ------------
                                                                                           963,250
                                                                                      ------------
              UTILITIES - 7.31%
   250,000    Dynegy Holdings, Inc.
              6.875%, due 04/01/11 ............................................            251,875
   500,000    Dynegy Holdings, Inc.
              8.375%, due 05/01/16 ............................................            521,250
 1,000,000    Edison Mission Energy
              7.200%, due 05/15/19 ............................................          1,007,500

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              UTILITIES (CONTINUED)
$  250,000    El Paso Corp.
              7.000%, due 06/15/17 ............................................       $    260,895
   500,000    Energy Future Holdings
              Corp. (C)
              10.875%, due 11/01/17 ...........................................            532,500
   400,000    Ferrellgas Partners L.P./
              Ferrellgas Partners
              Finance (O)
              8.750%, due 06/15/12 ............................................            411,000
   500,000    Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14 ............................................            486,875
   500,000    MarkWest Energy Partners L.P./
              MarkWest Energy Finance
              Corp. (C)
              8.750%, due 04/15/18 ............................................            518,750
   750,000    NRG Energy, Inc.
              7.375%, due 02/01/16 ............................................            772,500
   500,000    Suburban Propane Partners L.P./
              Suburban Energy Finance Corp.
              6.875%, due 12/15/13 ............................................            492,500
   250,000    Texas Competitive Electric
              Holdings Co. LLC (C)
              10.250%, due 11/01/15 ...........................................            260,625
                                                                                      ------------
                                                                                         5,516,270
                                                                                      ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $70,179,061) ..............................................         69,600,677

CERTIFICATE OF DEPOSIT - 1.81%
--------------------------------------------------------------------------------------------------
 1,360,365    State Street Eurodollar
              0.650%, due 05/01/08 ............................................          1,360,365
                                                                                      ------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $1,360,365) ...............................................          1,360,365

Shares
------
INVESTMENT COMPANY - 4.49%
--------------------------------------------------------------------------------------------------
 3,386,599    SSgA Prime Money
              Market Fund .....................................................          3,386,599
                                                                                      ------------
              TOTAL INVESTMENT COMPANY
              (Cost $3,386,599) ...............................................          3,386,599

COLLATERAL FOR SECURITIES ON LOAN - 17.77%
--------------------------------------------------------------------------------------------------
13,404,520    State Street Navigator Securities
              Lending Prime Portfolio (I) .....................................       $ 13,404,520
                                                                                      ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $13,404,520) ..............................................         13,404,520

TOTAL INVESTMENTS - 116.34%
--------------------------------------------------------------------------------------------------
(Cost $88,330,545**) ..........................................................         87,752,161

NET OTHER ASSETS AND LIABILITIES - (16.34)%
--------------------------------------------------------------------------------------------------
                                                                                       (12,323,278)
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 75,428,883

--------------------------------------------------------------------------------
**   Aggregate cost for Federal tax purposes was $88,361,012.
(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.14% of total net assets.
(G)  Floating rate or variable rate note. Rate shown is as of April 30, 2008.
(I) Represents investments of cash collateral received in connection with securities lending.
(O)  All (or portion of security) on loan.
(P)  Convertible.
PLC  Public Limited Company.
REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                    See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
30

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

               PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                        [PIE CHART OF PORTFOLIO ALLOCATION]

Common Stocks                                                           45%
Mortgage Backed                                                         19%
Corporate Notes and Bonds                                               18%
U.S. Government and Agency Obligations                                   8%
Commercial Mortgage Backed                                               5%
Private Label Mortgage Backed                                            2%
Asset Backed                                                             2%
Cash and Other Net Assets                                                1%

                                    [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 44.56%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 2.31%
    20,000    Carnival Corp. (O) ...............................................      $    803,400
    15,000    Harley-Davidson, Inc. (O) ........................................           573,750
    29,900    Home Depot, Inc. (O) .............................................           861,120
    11,500    McDonald's Corp. .................................................           685,170
                                                                                      ------------
                                                                                         2,923,440
                                                                                      ------------
              CONSUMER STAPLES - 5.96%
    35,000    Altria Group, Inc. ...............................................           700,000
    23,100    Anheuser-Busch Cos., Inc. ........................................         1,136,520
    14,200    Coca-Cola Co./The ................................................           835,954
     6,800    HJ Heinz Co. .....................................................           319,804
    13,300    Kimberly-Clark Corp. .............................................           851,067
    10,551    Kraft Foods, Inc., Class A .......................................           333,728
    35,000    Philip Morris International, Inc. * ..............................         1,786,050
     9,000    Procter & Gamble Co. .............................................           603,450
    22,000    SYSCO Corp. (O) ..................................................           672,540
     5,000    Wal-Mart Stores, Inc. ............................................           289,900
                                                                                      ------------
                                                                                         7,529,013
                                                                                      ------------
              ENERGY - 3.82%
     8,500    BP PLC, ADR ......................................................           618,715
    29,300    Chevron Corp. ....................................................         2,817,195
    16,100    ConocoPhillips ...................................................         1,387,015
                                                                                      ------------
                                                                                         4,822,925
                                                                                      ------------
              FINANCIALS - 10.80%
    13,000    Allstate Corp./The ...............................................           654,680
    63,992    Bank of America Corp. ............................................         2,402,260
    16,500    BB&T Corp. (O)....................................................           565,785
    45,700    Citigroup, Inc. (O) ..............................................         1,154,839
     4,200    Hartford Financial Services Group, Inc. ..........................           299,334
    45,502    JPMorgan Chase & Co. .............................................         2,168,170
    21,900    Marsh & McLennan Cos., Inc. ......................................           604,221
     4,800    PNC Financial Services Group, Inc. (O) ...........................           332,880
     8,500    SunTrust Banks, Inc. .............................................           473,875
     6,200    Travelers Cos., Inc./The .........................................           312,480
    56,000    US Bancorp .......................................................         1,897,840
    25,200    Wachovia Corp. (O) ...............................................           734,580
    68,700    Wells Fargo & Co. (O) ............................................         2,043,825
                                                                                      ------------
                                                                                        13,644,769
                                                                                      ------------
              HEALTH CARE - 7.73%
    16,000    Abbott Laboratories ..............................................           844,000
    45,300    Bristol-Myers Squibb Co. .........................................           995,241
    13,000    Eli Lilly & Co. ..................................................           625,820
    44,000    Johnson & Johnson (O) ............................................         2,951,960
    34,500    Merck & Co., Inc. ................................................         1,312,380
   104,862    Pfizer, Inc. .....................................................         2,108,775
    21,000    Wyeth ............................................................           933,870
                                                                                      ------------
                                                                                         9,772,046
                                                                                      ------------
              INDUSTRIALS - 4.18%
     7,500    3M Co. ...........................................................           576,750
    94,000    General Electric Co. .............................................         3,073,800
    17,600    United Parcel Service, Inc., Class B .............................         1,274,416
     9,900    Waste Management, Inc. ...........................................           357,390
                                                                                      ------------
                                                                                         5,282,356
                                                                                      ------------
              INFORMATION TECHNOLOGY - 1.18%
    18,500    Automatic Data Processing, Inc. ..................................           817,700
    18,400    Paychex, Inc. (O) ................................................           669,208
                                                                                      ------------
                                                                                         1,486,908
                                                                                      ------------
              MATERIALS - 2.50%
    28,800    EI Du Pont de Nemours & Co. (O) ..................................         1,408,608
     8,500    Nucor Corp. ......................................................           641,750
    17,300    Weyerhaeuser Co. (O) .............................................         1,105,124
                                                                                      ------------
                                                                                         3,155,482
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES - 3.43%
    67,292    AT&T, Inc. .......................................................      $  2,604,873
     5,500    Embarq Corp. .....................................................           228,635
    39,200    Verizon Communications, Inc. .....................................         1,508,416
                                                                                      ------------
                                                                                         4,341,924
                                                                                      ------------
              UTILITIES - 2.65%
    12,800    Consolidated Edison, Inc. (O) ....................................           532,480
    32,000    Duke Energy Corp. (O) ............................................           585,920
     7,100    FirstEnergy Corp. ................................................           537,044
    14,000    PG&E Corp. (O) ...................................................           560,000
    12,500    Progress Energy, Inc. ............................................           524,875
    16,500    Southern Co. (O)..................................................           614,295
                                                                                      ------------
                                                                                         3,354,614
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $55,771,126) ...............................................        56,313,477

COMMON STOCK UNIT - 0.39%
--------------------------------------------------------------------------------------------------
              FINANCIALS - 0.39%
     8,000    AllianceBernstein Holding L.P. (O)................................           496,160
                                                                                      ------------
              TOTAL COMMON STOCK UNIT
              (Cost $683,935) ..................................................           496,160

Par Value
---------
ASSET BACKED - 1.89%
--------------------------------------------------------------------------------------------------
$   98,971    ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30 .............................................            92,820
   390,356    Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.210%, due 05/25/34 .............................................           300,302
   525,000    Carmax Auto Owner Trust,
              Series 2007-2, Class B
              5.370%, due 03/15/13 .............................................           500,465
   465,000    Chase Issuance Trust,
              Series 2007-A17, Class A
              5.120%, due 10/15/14 .............................................           469,360
   312,924    CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33 .............................................           151,160
   325,000    Daimler Chrysler Auto Trust,
              Series 2007-A, Class A3A
              5.000%, due 02/08/12 .............................................           326,445
   320,000    GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33 .............................................           283,626
   201,596    Green Tree Financial Corp.,
              Series 1998-2, Class A6 (G)
              6.810%, due 12/01/27 .............................................           206,792
  180,871    Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              5.895%, due 05/25/34 .............................................            61,048
                                                                                      ------------
              TOTAL ASSET BACKED
              (Cost $2,814,744) ................................................         2,392,018

COMMERCIAL MORTGAGE BACKED - 5.28%
--------------------------------------------------------------------------------------------------
   162,187    Bear Stearns Commercial
              Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16 .............................................           162,690
   445,000    Bear Stearns Commercial
              Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40 .............................................           396,950
   350,000    Bear Stearns Commercial
              Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46 .............................................           340,327
   200,000    Bear Stearns Commercial
              Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.302%, due 10/12/42 .............................................           155,567
   807,301    GMAC Commercial
              Mortgage Securities, Inc.,
              Series 2000-C1, Class A2 (G)
              7.724%, due 03/15/33 .............................................           838,050
   600,000    Government National
              Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25 .............................................           601,694
   400,000    Greenwich Capital Commercial
              Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36 .............................................           406,301
   700,000    LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29 .............................................           693,286
   400,000    LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29 .............................................           391,685
   700,000    Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40 .............................................           691,717
   640,000    Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43 .............................................           632,840
   677,000    Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35 .............................................           318,738

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
32

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
$  200,000    Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)(G)
              5.880%, due 11/28/35 .............................................      $     52,986
   101,964    Wachovia Bank Commercial
              Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35 .............................................           101,630
   895,000    Wachovia Bank Commercial
              Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35 .............................................           891,353
                                                                                      ------------

              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $7,242,026) ................................................         6,675,814

PRIVATE LABEL MORTGAGE BACKED - 2.04%
--------------------------------------------------------------------------------------------------
   373,288    Banc of America Alternative Loan Trust,
              Trust, Series 2005-12, Class 3CB1
              6.000%, due 01/25/36 .............................................           328,070
 1,721,325    Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36 ..............                                        1,515,094
   781,804    Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46 .............................................           730,743
                                                                                      ------------

              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $2,865,155) ................................................         2,573,907

CORPORATE NOTES AND BONDS - 18.35%
--------------------------------------------------------------------------------------------------
              BEVERAGE/FOOD - 0.36%
   475,000    Kraft Foods, Inc.
              6.500%, due 11/01/31 .............................................           461,645

              CONSUMER DISCRETIONARY - 1.73%
   750,000    American Association of Retired
              Persons (C)
              7.500%, due 05/01/31 .............................................           957,145
   600,000    Centex Corp.
              4.875%, due 08/15/08 .............................................           594,000
   325,000    Erac USA Finance Co. (C)
              6.700%, due 06/01/34 .............................................           262,812
   400,000    Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16 .............................................           369,000
                                                                                      ------------
                                                                                         2,182,957
                                                                                      ------------
              CONSUMER STAPLES - 0.51%
   250,000    Diageo Capital PLC (D)
              5.500%, due 09/30/16 .............................................           250,874
   400,000    Safeway, Inc.
              4.125%, due 11/01/08 .............................................           400,601
                                                                                      ------------
                                                                                           651,475
                                                                                      ------------
              ENERGY - 0.88%
   500,000    Chesapeake Energy Corp.
              6.375%, due 06/15/15 .............................................           492,500
   150,000    Hess Corp.
              7.875%, due 10/01/29 .............................................           179,342
   400,000    Transocean, Inc.
              7.500%, due 04/15/31 .............................................           440,209
                                                                                      ------------
                                                                                         1,112,051
                                                                                      ------------
              FINANCE - 4.41%
   500,000    American General Finance Corp., Series H
              4.625%, due 09/01/10 .............................................           488,892
   250,000    Bear Stearns Cos., Inc./The
              7.250%, due 02/01/18 .............................................           273,331
   320,000    CIT Group, Inc.
              7.625%, due 11/30/12 .............................................           298,494
   210,000    GE Insurance Solutions Corp.
              7.000%, due 02/15/26 .............................................           212,448
   205,000    GE Insurance Solutions Corp.
              7.750%, due 06/15/30 ............................................            217,035
   335,000    HCP, Inc.
              6.700%, due 01/30/18 .............................................           300,443
   250,000    HSBC Finance Corp.
              6.500%, due 11/15/08 .............................................           252,319
   410,000    Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17 ............................................            383,186
   315,000    Merrill Lynch & Co., Inc.
              6.150%, due 04/25/13 .............................................           314,341
   600,000    National Rural Utilities
              Cooperative Finance Corp., Series C
              7.250%, due 03/01/12 .............................................           644,442
   760,000    Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11 .............................................           761,327
   500,000    Residential Capital LLC
              8.500%, due 04/17/13 .............................................           252,500
   355,000    SLM Corp.
              5.125%, due 08/27/12 .............................................           305,998
   500,000    US Bank NA/Cincinnati OH
              6.300%, due 02/04/14 .............................................           530,827
   330,000    Well Fargo & Co.
              5.250%, due 10/23/12 .............................................           340,039
                                                                                      ------------
                                                                                         5,575,622
                                                                                      ------------
              FORESTRY/PAPER - 0.13%
   175,000    Westvaco Corp.
              8.200%, due 01/15/30 .............................................           166,702
                                                                                      ------------
              HEALTH CARE - 1.54%
 1,050,000    Amgen, Inc.
              5.850%, due 06/01/17 .............................................         1,057,288
   300,000    Eli Lilly & Co.
              6.570%, due 01/01/16 .............................................           334,430
   195,000    Genentech, Inc.
              5.250%, due 07/15/35 .............................................           176,456

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
CORPORATE NOTES AND BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------
              HEALTH CARE (CONTINUED)
$  205,000    Merck & Co., Inc.
              6.400%, due 03/01/28 .............................................      $    218,017
   150,000    Wyeth
              6.500%, due 02/01/34 .............................................           156,922
                                                                                      ------------
                                                                                         1,943,113
                                                                                      ------------
              INDUSTRIALS - 1.42%
   150,000    Boeing Co.
              8.625%, due 11/15/31 .............................................           203,543
   130,000    DR Horton, Inc.
              5.250%, due 02/15/15 .............................................           115,700
   250,000    Ford Motor Credit Co. LLC
              5.800%, due 01/12/09 .............................................           244,452
   350,000    GMAC LLC
              7.250%, due 03/02/11 .............................................           296,906
   440,000    Overseas Shipholding Group, Inc.
              8.250%, due 03/15/13 .............................................           458,150
   150,000    Waste Management, Inc.
              7.125%, due 12/15/17 .............................................           162,633
   310,000    WM Wrigley Jr. Co.
              4.300%, due 07/15/10 .............................................           314,722
                                                                                      ------------
                                                                                         1,796,106
                                                                                      ------------
              MEDIA - 1.13%
   415,000    Comcast Cable Communications
              Holdings, Inc.
              9.455%, due 11/15/22 .............................................           504,770
   600,000    COX Enterprises, Inc. (C)
              4.375%, due 05/01/08 .............................................           600,000
   315,000    Rogers Cable, Inc. (D)
              6.250%, due 06/15/13 .............................................           320,473
                                                                                      ------------
                                                                                         1,425,243
                                                                                      ------------
              PIPELINE - 0.32%
   400,000    Panhandle Eastern Pipeline Co.
              4.800%, due 08/15/08 .............................................           399,419
                                                                                      ------------
              REAL ESTATE INVESTMENT TRUSTS - 1.17%
   715,000    Equity One, Inc.
              3.875%, due 04/15/09 .............................................           698,527
   600,000    Nationwide Health Properties, Inc.,
              Series D
              8.250%, due 07/01/12 .............................................           645,019
   140,000    Simon Property Group L.P.
              5.875%, due 03/01/17 .............................................           135,913
                                                                                      ------------
                                                                                         1,479,459
                                                                                      ------------
              TELECOMMUNICATIONS - 0.32%
   240,000    Cisco Systems, Inc.
              5.500%, due 02/22/16 .............................................           248,592
   190,000    Sprint Nextel Corp.
              6.000%, due 12/01/16 .............................................           154,850
                                                                                      ------------
                                                                                           403,442
                                                                                      ------------
              TRANSPORTATION - 0.56%
   175,000    Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20 .............................................           200,564
   239,000    Norfolk Southern Corp.
              5.590%, due 05/17/25 .............................................           222,839
   260,000    Norfolk Southern Corp.
              7.050%, due 05/01/37 .............................................           288,401
                                                                                      ------------
                                                                                           711,804
                                                                                      ------------
              UTILITIES - 3.87%
   500,000    Energy East Corp.
              8.050%, due 11/15/10 .............................................           542,901
   310,000    Illinois Power Co.
              7.500%, due 06/15/09 .............................................           319,016
 1,000,000    Midamerican Energy Co.
              5.650%, due 07/15/12 .............................................         1,039,952
   400,000    Nevada Power Co., Series R
              6.750%, due 07/01/37 .............................................           393,395
   175,000    Pacific Gas & Electric Co.
              6.050%, due 03/01/34 .............................................           174,054
   350,000    Progress Energy, Inc.
              7.750%, due 03/01/31 .............................................           414,243
   126,000    Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16 .............................................           125,120
   500,000    Southwestern Electric Power Co.,
              Series E
              5.550%, due 01/15/17 .............................................           479,621
   600,000    Westar Energy, Inc.
              6.000%, due 07/01/14 .............................................           619,826
   750,000    Wisconsin Electric Power Co.
              6.500%, due 06/01/28 .............................................           777,255
                                                                                      ------------
                                                                                         4,885,383
                                                                                      ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $23,593,069) ...............................................        23,194,421

MORTGAGE BACKED - 18.51%
--------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.67%
    10,416    8.000%, due 06/01/30
              Pool # C01005 ....................................................            11,282
   195,683    6.500%, due 01/01/32
              Pool # C62333 ....................................................           204,218
 1,458,035    5.000%, due 07/01/33
              Pool # A11325 ....................................................         1,437,799
   126,486    6.000%, due 10/01/34
              Pool # A28439 ....................................................           129,830
   109,736    6.000%, due 10/01/34
              Pool # A28598 ....................................................           112,637
   121,390    5.000%, due 04/01/35
              Pool # A32315 ....................................................           119,516
    90,939    5.000%, due 04/01/35
              Pool # A32316 ....................................................            89,535
                                                                                      ------------
                                                                                         2,104,817
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
34

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
MORTGAGE BACKED (CONTINUED)
--------------------------------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.72%
$  318,388    4.000%, due 04/01/15
              Pool # 255719 ....................................................      $    314,148
   401,209    5.500%, due 04/01/16
              Pool # 745444 ....................................................           410,462
    62,857    6.000%, due 05/01/16
              Pool # 582558 ....................................................            64,918
   663,685    5.000%, due 12/01/17
              Pool # 672243 ....................................................           671,268
   583,956    5.000%, due 05/01/20
              Pool # 813965 ....................................................           588,438
   891,460    4.500%, due 09/01/20
              Pool # 835465 ....................................................           883,260
   105,828    6.000%, due 05/01/21
              Pool # 253847 ....................................................           109,258
    19,312    7.000%, due 12/01/29
              Pool # 762813 ....................................................            20,563
    62,833    7.000%, due 11/01/31
              Pool # 607515 ....................................................            66,881
    55,613    7.000%, due 05/01/32
              Pool # 644591 ....................................................            59,196
   416,442    6.500%, due 06/01/32
              Pool # 545691 ....................................................           433,508
   592,493    5.500%, due 10/01/33
              Pool # 254904 ....................................................           597,786
    20,547    5.000%, due 05/01/34
              Pool # 782214 ....................................................            20,239
   510,093    5.000%, due 06/01/34
              Pool # 255230 ....................................................           502,464
    11,164    7.000%, due 07/01/34
              Pool # 792636 ....................................................            11,812
   186,937    5.500%, due 08/01/34
              Pool # 793647 ....................................................           188,490
   372,648    5.500%, due 03/01/35
              Pool # 810075 ....................................................           375,337
   863,313    5.500%, due 03/01/35
              Pool # 815976 ....................................................           869,541
   405,749    5.500%, due 07/01/35
              Pool # 825283 ....................................................           408,676
   506,663    5.000%, due 08/01/35
              Pool # 829670 ....................................................           498,610
   242,522    5.500%, due 08/01/35
              Pool # 826872 ....................................................           244,271
   397,815    5.000%, due 09/01/35
              Pool # 820347 ....................................................           391,492
   431,843    5.000%, due 09/01/35
              Pool # 835699 ....................................................           424,979
   778,535    5.000%, due 10/01/35
              Pool # 797669 ....................................................           766,161
   547,772    5.000%, due 11/01/35
              Pool # 844504 ....................................................           539,065
   584,017    5.000%, due 11/01/35
              Pool # 844809 ....................................................           574,734
   576,335    5.000%, due 12/01/35
              Pool # 850561 ....................................................           567,174
   188,282    5.500%, due 02/01/36
              Pool # 851330 ....................................................           189,640
   711,998    5.500%, due 09/01/36
              Pool # 831820 ....................................................           716,801
   934,971    6.000%, due 09/01/36
              Pool # 831741 ....................................................           956,925
   193,644    5.500%, due 10/01/36
              Pool # 896340 ....................................................           194,951
   849,183    5.500%, due 10/01/36
              Pool # 901723 ....................................................           854,911
   584,794    6.500%, due 10/01/36
              Pool # 894118 ....................................................           605,835
   738,888    6.000%, due 11/01/36
              Pool # 902510 ....................................................           758,874
   833,971    5.500%, due 12/01/36
              Pool # 902853 ....................................................           839,597
   812,090    5.500%, due 12/01/36
              Pool # 903059 ....................................................           817,568
   858,592    5.500%, due 12/01/36
              Pool # 907512 ....................................................           864,384
   904,730    5.500%, due 12/01/36
              Pool # 907635 ....................................................           910,833
   756,020    6.000%, due 12/01/36
              Pool # 903002 ....................................................           773,772
   701,842    5.500%, due 01/01/37
              Pool # 906268 ....................................................           706,577
   648,558    5.500%, due 02/01/37
              Pool # 905140 ....................................................           652,933
   683,829    5.500%, due 05/01/37
              Pool # 899323 ....................................................           688,297
                                                                                      ------------
                                                                                        21,134,629
                                                                                      ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.12%
    12,924    8.000%, due 10/20/15
              Pool # 002995 ....................................................            13,709
    72,009    6.500%, due 02/20/29
              Pool # 002714 ....................................................            75,179
    54,077    6.500%, due 04/20/31
              Pool # 003068 ....................................................            56,426
                                                                                      ------------
                                                                                           145,314
                                                                                      ------------
              TOTAL MORTGAGE BACKED
              (Cost $23,073,851) ...............................................        23,384,760

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 DIVERSIFIED INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Par Value                                                                           Value (Note 2)
---------                                                                           --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.68%
--------------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK - 0.88%
$1,000,000    5.875%, due 10/03/16 .............................................      $  1,116,899
                                                                                      ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 0.62%
   750,000    4.500%, due 01/15/14 .............................................           777,859
                                                                                      ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.83%
   525,000    4.000%, due 09/02/08 .............................................           527,826
   500,000    5.250%, due 08/01/12 (O) .........................................           518,269
                                                                                      ------------
                                                                                         1,046,095
                                                                                      ------------
              U.S. TREASURY BONDS - 0.86% (O)
   860,000    6.625%, due 02/15/27 .............................................         1,090,924
                                                                                      ------------
              U.S. TREASURY NOTES - 4.49% (O)
    30,000    4.500%, due 11/15/10 .............................................            31,634
   320,000    4.875%, due 04/30/11 .............................................           342,175
 2,100,000    4.625%, due 12/31/11 .............................................         2,241,750
   835,000    4.875%, due 06/30/12 .............................................           898,995
    60,000    4.250%, due 08/15/15 .............................................            63,183
   950,000    4.500%, due 02/15/16 .............................................         1,013,903
 1,025,000    4.500%, due 05/15/17 .............................................         1,086,180
                                                                                      ------------
                                                                                         5,677,820
                                                                                      ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $9,042,030) ................................................         9,709,597

Shares
------
INVESTMENT COMPANY - 0.80%
--------------------------------------------------------------------------------------------------
 1,006,490    SSgA Prime Money
              Market Fund ......................................................         1,006,490
                                                                                      ------------

              TOTAL INVESTMENT COMPANY
              (Cost $1,006,490) ................................................         1,006,490

COLLATERAL FOR SECURITIES ON LOAN - 16.27%
--------------------------------------------------------------------------------------------------
20,557,121 State Street Navigator Securities
           Lending Prime Portfolio (I) .........................................        20,557,121
                                                                                      ------------
           TOTAL COLLATERAL FOR SECURITIES ON LOAN
           (Cost $20,557,121) ..................................................        20,557,121

TOTAL INVESTMENTS - 115.77%
--------------------------------------------------------------------------------------------------
(Cost $146,649,547**) ..........................................................      $146,303,765

NET OTHER ASSETS AND LIABILITIES - (15.77)%
--------------------------------------------------------------------------------------------------
                                                                                       (19,932,880)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $126,370,885

--------------------------------------------------------------------------------
  * Non-income producing.
 ** Aggregate cost for Federal tax purposes was $146,942,693.
(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.74% of total net assets.
(G) Floating rate or variable rate note. Rate shown is as of April 30, 2008.
(I) Represents investments of cash collateral received in connection with securities lending.
(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.
(O) All (or portion of security) on loan.
ADR American Depositary Receipt.
PLC Public Limited Company.

    The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
36

================================================================================
 LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                        [PIE CHART OF SECTOR ALLOCATION]

Financials                                                            27%
Energy                                                                18%
Industrials                                                           10%
Consumer Staples                                                       9%
Health Care                                                            7%
Utilities                                                              7%
Consumer Discretionary                                                 6%
Telecommunication Services                                             6%
Materials                                                              5%
Information technology                                                 3%
Cash and Other Net Assets                                              2%

                                 [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 98.14%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 5.83%
    10,100    Carnival Corp. ...................................................      $    405,717
    12,700    CBS Corp., Class B ...............................................           292,989
    10,100    Clear Channel Communications, Inc. ...............................           304,515
    28,886    Comcast Corp., Class A (O) .......................................           593,607
    24,400    Eastman Kodak Co. (O) ............................................           436,516
     3,700    Fortune Brands, Inc. .............................................           250,194
    11,800    Gap, Inc./The ....................................................           219,716
    13,500    General Motors Corp. (O) .........................................           313,200
    18,000    Home Depot, Inc. .................................................           518,400
    11,200    Macy's, Inc. .....................................................           283,248
    24,462    McDonald's Corp. .................................................         1,457,446
    50,800    News Corp., Class A ..............................................           909,320
     4,700    Nordstrom, Inc. (O) ..............................................           165,722
    11,200    Omnicom Group, Inc. ..............................................           534,688
     2,800    Sears Holdings Corp. (O)* ........................................           276,108
   122,800    Time Warner, Inc. ................................................         1,823,580
    13,300    Viacom, Inc., Class B * ..........................................           511,252
    15,800    Walt Disney Co./The ..............................................           512,394
                                                                                      ------------
                                                                                         9,808,612
                                                                                      ------------
              CONSUMER STAPLES - 9.25%
    29,800    Altria Group, Inc. ...............................................           596,000
     5,500    Anheuser-Busch Cos., Inc. ........................................           270,600
    16,100    Archer-Daniels-Midland Co. .......................................           709,366
     7,500    Clorox Co. .......................................................           397,500
    19,500    Coca-Cola Co./The ................................................         1,147,965
     4,900    Costco Wholesale Corp. ...........................................           349,125
    22,300    CVS Caremark Corp. ...............................................           900,251
     4,300    Energizer Holdings, Inc. * .......................................           339,958
     9,300    General Mills, Inc. ..............................................           561,720
    13,800    HJ Heinz Co. .....................................................           649,014
     5,300    Kellogg Co. ......................................................           271,201
     5,800    Kimberly-Clark Corp. .............................................           371,142
    42,297    Kraft Foods, Inc., Class A .......................................         1,337,854
     3,100    Loews Corp. - Carolina Group (S) .................................           203,577
     9,200    Molson Coors Brewing Co., Class B ................................           504,528
    29,800    Philip Morris International, Inc. * ..............................         1,520,694
    55,000    Procter & Gamble Co. .............................................         3,687,750
    30,200    Wal-Mart Stores, Inc. ............................................         1,750,996
                                                                                      ------------
                                                                                        15,569,241
                                                                                      ------------
              ENERGY - 18.10%
    13,400    Anadarko Petroleum Corp. .........................................           891,904
    16,300    Apache Corp. .....................................................         2,195,284
    56,666    Chevron Corp. ....................................................         5,448,436
    46,300    ConocoPhillips ...................................................         3,988,745
    18,900    Devon Energy Corp. ...............................................         2,143,260
    10,400    EOG Resources, Inc. ..............................................         1,356,992
   104,200    Exxon Mobil Corp. ................................................         9,697,894
    20,700    Marathon Oil Corp. ...............................................           943,299
    30,400    Occidental Petroleum Corp. .......................................         2,529,584
     3,700    Schlumberger, Ltd. ...............................................           372,035
     9,500    Valero Energy Corp. ..............................................           464,075
    12,100    Williams Cos., Inc. ..............................................           429,550
                                                                                      ------------
                                                                                        30,461,058
                                                                                      ------------
              FINANCIALS - 27.33%
     8,600    ACE, Ltd. ........................................................           518,494
    16,900    Allstate Corp./The ...............................................           851,084
    56,800    American International Group, Inc. ...............................         2,624,160
     8,700    Ameriprise Financial, Inc. .......................................           413,163
    10,100    AON Corp. ........................................................           458,439
     5,800    Arch Capital Group, Ltd. * .......................................           409,770
     5,000    Assurant, Inc. ...................................................           325,000
   112,684    Bank of America Corp. ............................................         4,230,157

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FINANCIALS (CONTINUED)
    19,800    Bank of New York Mellon
              Corp./The ........................................................      $    861,894
    21,000    BB&T Corp. (O)....................................................           720,090
     2,200    Black Rock, Inc./New York (O)                                                443,938
     2,800    Boston Properties, Inc., REIT .                                              281,372
     8,900    Capital One Financial Corp. (O)                                              471,700
     9,300    Chubb Corp........................................................           492,621
   132,166    Citigroup, Inc. ..................................................         3,339,835
     7,400    Equity Residential, REIT..........................................           307,248
    10,500    Federal Home Loan Mortgage
              Corp..............................................................           261,555
    23,700    Federal National Mortgage
              Association ......................................................           670,710
     9,700    Fifth Third Bancorp ..............................................           207,871
     7,900    Goldman Sachs Group,
              Inc./The .........................................................         1,511,823
    12,400    Hartford Financial Services
              Group, Inc. ......................................................           883,748
    99,968    JPMorgan Chase & Co. .............................................         4,763,475
    15,800    Keycorp ..........................................................           381,254
     6,900    Kimco Realty Corp., REIT .........................................           275,379
     3,400    Legg Mason, Inc. .................................................           204,952
    19,700    Lehman Brothers Holdings,
              Inc. (O) .........................................................           871,528
     6,500    Lincoln National Corp. ...........................................           349,440
    11,100    Loews Corp. ......................................................           467,421
     2,700    M&T Bank Corp. (O) ...............................................           251,721
    14,900    Marsh & McLennan Cos.,
              Inc. (O) .........................................................           411,091
    14,700    Marshall & Ilsley Corp. ..........................................           367,206
    18,200    Merrill Lynch & Co., Inc. ........................................           906,906
    21,200    MetLife, Inc. ....................................................         1,290,020
    28,000    Morgan Stanley ...................................................         1,360,800
     7,500    PNC Financial Services
              Group, Inc. ......................................................           520,125
     6,300    Principal Financial Group, Inc.                                              338,058
     4,300    Prologis, REIT ...................................................           269,223
    10,100    Prudential Financial, Inc. .......................................           764,671
    12,241    Regions Financial Corp. (O) ......................................           268,323
     4,700    Simon Property Group,
              Inc., REIT .......................................................           469,342
     7,000    State Street Corp. ...............................................           504,980
    12,800    SunTrust Banks, Inc. (O) .........................................           713,600
    27,200    Travelers Cos., Inc./The..........................................         1,370,880
    10,700    Unum Group .......................................................           248,347
    72,000    US Bancorp .......................................................         2,440,080
     8,000    Vornado Realty Trust, REIT ....                                              744,720
    51,100    Wachovia Corp. (O) ...............................................         1,489,565
   111,600    Wells Fargo & Co. ................................................         3,320,100
     9,900    XL Capital, Ltd., Class A (O) ....................................           345,411
                                                                                      ------------
                                                                                        45,993,290
                                                                                      ------------
              HEALTH CARE - 7.41%
     7,700    Amgen, Inc. * ....................................................           322,399
     4,800    Biogen Idec, Inc. * ..............................................           291,312
    31,300    Boston Scientific Corp. * ........................................           417,229
    12,600    Covidien, Ltd. ...................................................           588,294
     9,400    Eli Lilly & Co. ..................................................           452,516
    57,700    Johnson & Johnson ................................................         3,871,093
     6,700    Medco Health Solutions, Inc. *                                               331,918
    13,500    Merck & Co., Inc. ................................................           513,540
   173,640    Pfizer, Inc. .....................................................         3,491,901
    10,800    Schering-Plough Corp. ..........                                             198,828
    10,700    Thermo Fisher Scientific, Inc. *                                             619,209
     8,400    WellPoint, Inc. * ................................................           417,900
    21,400    Wyeth ............................................................           951,658
                                                                                      ------------
                                                                                        12,467,797
                                                                                      ------------
              INDUSTRIALS - 10.37%
     6,400    3M Co. ...........................................................           492,160
     4,800    CSX Corp. ........................................................           302,160
     5,100    Deere & Co. ......................................................           428,757
     3,000    Eaton Corp. ......................................................           263,520
     7,100    Emerson Electric Co. .............................................           371,046
     9,500    General Dynamics Corp. ........                                              858,990
   228,200    General Electric Co. .............................................         7,462,140
     8,600    Honeywell International, Inc.                                                510,840
     7,100    Illinois Tool Works, Inc. ........................................           371,259
    10,300    Ingersoll-Rand Co., Ltd.,
              Class A ..........................................................           457,114
     4,200    ITT Corp. ........................................................           268,800
     5,300    KBR, Inc. ........................................................           152,852
     9,200    Masco Corp. (O) ..................................................           167,532
    11,800    Norfolk Southern Corp. . .........................................           703,044
     5,600    Northrop Grumman Corp. ......                                                411,992
    10,500    Parker Hannifin Corp. ............................................           838,425
     7,500    Raytheon Co. .....................................................           479,775
    18,800    Southwest Airlines Co. ...........................................           248,912
    12,700    Tyco International, Ltd. .........................................           594,233
     3,300    Union Pacific Corp. ..............................................           479,127
    13,800    United Technologies Corp. ......                                           1,000,086
    16,600    Waste Management, Inc. ........                                              599,260
                                                                                      ------------
                                                                                        17,462,024
                                                                                      ------------
              INFORMATION TECHNOLOGY - 3.19%
    10,200    Automatic Data Processing,
              Inc. .............................................................           450,840
    10,300    Computer Sciences Corp. (O)*                                                 448,977
     5,000    EMC Corp./Massachusetts * ....                                                77,000
     7,321    Hewlett-Packard Co. ..............................................           339,328
    12,000    International Business
              Machines Corp. ...................................................         1,448,400
    11,300    Microsoft Corp. ..................................................           322,276
    67,100    Motorola, Inc. ...................................................           668,316
     7,000    Novellus Systems, Inc. (O)* ....                                             153,020
     5,400    SanDisk Corp. * ..................................................           146,286

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
38

================================================================================
 LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (CONTINUED)
    10,300    Seagate Technology................................................      $    194,361
     8,300    Sun Microsystems, Inc. * ........                                            129,978
    16,100    Symantec Corp. * .................................................           277,242
    12,800    Tyco Electronics, Ltd. ...........................................           478,848
    16,700    Xerox Corp. ......................................................           233,299
                                                                                      ------------
                                                                                         5,368,171
                                                                                      ------------
              MATERIALS - 4.46%
     9,200    Air Products & Chemicals, Inc.                                               905,556
     4,500    Albemarle Corp. ..................................................           168,345
    27,600    Alcoa, Inc. ......................................................           959,928
     3,100    Cytec Industries, Inc. ...........................................           182,931
    20,200    Dow Chemical Co./The ............                                            811,030
    23,000    EI Du Pont de Nemours &
              Co. (O) ..........................................................         1,124,930
     5,823    Freeport-McMoRan Copper &
              Gold, Inc. .......................................................           662,366
    11,000    International Paper Co. ..........                                           287,870
    10,800    Nucor Corp. ......................................................           815,400
     7,900    PPG Industries, Inc. (O) .........................................           484,823
    17,200    Weyerhaeuser Co. (O) .............................................         1,098,736
                                                                                      ------------
                                                                                         7,501,915
                                                                                      ------------
              TELECOMMUNICATION SERVICES - 5.64%
   144,232    AT&T, Inc. .......................................................         5,583,221
    10,300    Embarq Corp. .....................................................           428,171
    63,300    Sprint Nextel Corp. ..............................................           505,767
    10,200    TELUS Corp. ......................................................           452,370
    59,220    Verizon Communications, Inc.                                               2,278,786
    21,122    Windstream Corp. .................................................           247,972
                                                                                      ------------
                                                                                         9,496,287
                                                                                      ------------
              UTILITIES - 6.56%
    13,400    American Electric Power
              Co., Inc. ........................................................           598,042
     6,200    Consolidated Edison, Inc. (O)                                                257,920
     2,700    Constellation Energy
              Group, Inc. ......................................................           228,555
    15,700    Dominion Resources, Inc./VA .                                                681,223
    35,400    Duke Energy Corp. ................................................           648,174
    18,000    Edison International .............................................           939,060
     9,600    Entergy Corp. ....................................................         1,102,656
     9,900    Exelon Corp. .....................................................           846,252
    10,200    FirstEnergy Corp. ................................................           771,528
    17,800    FPL Group, Inc. ..................................................         1,179,962
    10,000    Mirant Corp. (O)* ................................................           411,100
     8,700    NSTAR (O) ........................................................           280,227
    15,300    PG&E Corp. (O) ...................................................           612,000
     3,600    PPL Corp. ........................................................           172,872
     6,200    Progress Energy, Inc. (O) ........                                           260,338
    14,800    Public Service Enterprise
              Group, Inc. ......................................................           649,868
     2,900    Questar Corp. ....................................................           179,887
     3,300    Sempra Energy (O) ................................................           187,011
    23,000    Southern Co. (O)..................................................           856,290
     9,000    Xcel Energy, Inc. (O).............................................           187,200
                                                                                      ------------
                                                                                        11,050,165
                                                                                      ------------
              TOTAL COMMON STOCKS
              (Cost $146,203,727) ..............................................       165,178,560

INVESTMENT COMPANIES - 2.00%
--------------------------------------------------------------------------------------------------
     3,000    SPDR Trust Series 1 ETF ..........................................           414,780
 2,957,492    SSgA Prime Money
              Market Fund ......................................................         2,957,492
                                                                                      ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $3,375,009) ................................................         3,372,272

COLLATERAL FOR SECURITIES ON LOAN - 8.05%
--------------------------------------------------------------------------------------------------
13,543,474    State Street Navigator Securities
              Lending Prime Portfolio (I) ......................................        13,543,474
                                                                                      ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $13,543,474) ...............................................        13,543,474

TOTAL INVESTMENTS - 108.19%
--------------------------------------------------------------------------------------------------
(Cost $163,122,210**) ..........................................................       182,094,306

NET OTHER ASSETS AND LIABILITIES - (8.19)%
--------------------------------------------------------------------------------------------------
                                                                                       (13,780,891)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $168,313,415

--------------------------------------------------------------------------------
  *    Non-income producing.
 **    Aggregate cost for Federal tax purposes was $164,007,745.
(I) Represents investments of cash collateral received in connection with securities lending.
(O)    All (or portion of security) on loan.
(S) Tracking Stock - Security issued by a parent company that tracks the performance of a particular division.
ETF    Exchange Traded Fund.
REIT   Real Estate Investment Trust.

       The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                                                31%
Health Care                                                           16%
Energy                                                                10%
Industrials                                                           10%
Consumer Staples                                                       9%
Consumer Discretionary                                                 7%
Cash and Other Net Assets                                              6%
Materials                                                              5%
Financials                                                             4%
Utilities                                                              1%
Telecommunication Services                                             1%

               [END CHART]

--------------------------------------------------------------------------------

Shares                                                                               Value (Note 2)
------                                                                               --------------
 COMMON STOCKS - 94.00%
 --------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 7.26%
     7,500    Amazon.Com, Inc. (O)* ............................................      $    589,725
    16,000    Coach, Inc. * ....................................................           569,120
    36,249    Comcast Corp., Class A (O) .......................................           744,917
     2,900    Garmin, Ltd. (O) .................................................           118,610
    34,700    Harley-Davidson, Inc. (O) ........................................         1,327,275
    23,100    Kohl's Corp. * ...................................................         1,128,435
    36,600    Lamar Advertising Co.,
              Class A (O)* .....................................................         1,447,164
    10,800    Las Vegas Sands Corp. (O)* .......................................           823,176
     8,400    Marriott International, Inc./
              DE, Class A ......................................................           288,120
    12,400    McDonald's Corp. .................................................           738,792
    35,300    News Corp., Class A ..............................................           631,870
    21,000    Nordstrom, Inc. (O) ..............................................           740,460
    26,600    Omnicom Group, Inc. ..............................................         1,269,884
    15,500    Polo Ralph Lauren Corp. (O) ..                                               962,705
    29,800    Staples, Inc. ....................................................           646,660
     4,300    Starwood Hotels & Resorts
              Worldwide, Inc. ..................................................           224,503
    20,600    Tiffany & Co. ....................................................           896,924
                                                                                      ------------
                                                                                        13,148,340
                                                                                      ------------
              CONSUMER STAPLES - 8.99%
    69,800    Coca-Cola Co./The ................................................         4,109,126
    48,900    Colgate-Palmolive Co. ............................................         3,457,230
    19,600    Costco Wholesale Corp. ...........................................         1,396,500
    22,900    Molson Coors Brewing Co.,
              Class B ..........................................................         1,255,836
    52,600    Philip Morris International,
              Inc. * ...........................................................         2,684,178
    58,300    Wal-Mart Stores, Inc. ............................................         3,380,234
                                                                                      ------------
                                                                                        16,283,104
                                                                                      ------------
              ENERGY - 10.21%
     8,100    Baker Hughes, Inc. ...............................................           655,128
     5,200    Cabot Oil & Gas Corp. ............................................           296,244
    11,200    Cameron International Corp. *                                                551,376
     6,800    Chesapeake Energy Corp. (O).......................................           351,560
     4,600    Consol Energy, Inc. ..............................................           372,416
     5,200    Diamond Offshore Drilling,
              Inc. (O) .........................................................           652,132
     2,600    EOG Resources, Inc. ..............................................           339,248
    32,000    Exxon Mobil Corp. ................................................         2,978,240
    22,600    Halliburton Co. ..................................................         1,037,566
    13,700    Noble Corp. (O) ..................................................           771,036
    22,100    Peabody Energy Corp. .............................................         1,350,973
     7,300    Quicksilver Resources,
              Inc. (O)* ........................................................           302,877
     4,600    Range Resources Corp. ............................................           305,348
    37,700    Schlumberger, Ltd. ...............................................         3,790,735
    10,300    Southwestern Energy Co. * ........................................           435,793
     8,192    Transocean, Inc. *................................................         1,207,992
    16,000    Valero Energy Corp. ..............................................           781,600
    14,100    Weatherford International,
              Ltd. * ...........................................................         1,137,447
    19,082    XTO Energy, Inc. .................................................         1,180,413
                                                                                      ------------
                                                                                        18,498,124
                                                                                      ------------
              FINANCIALS - 4.35%
    17,100    Aflac, Inc. ......................................................         1,140,057
    24,000    American Express Co. .............................................         1,152,480
     3,900    Black Rock, Inc./New York (O)                                                786,981
     1,337    CME Group, Inc. ..................................................           611,610
     5,600    Goldman Sachs Group,
              Inc./The .........................................................         1,071,672
     5,000    IntercontinentalExchange,
              Inc. * ...........................................................           775,750
    24,900    Janus Capital Group, Inc. ........................................           698,694
     6,300    Jones Lang LaSalle, Inc. (O)......................................           488,943
     1,300    Mastercard, Inc., Class A (O) ....................................           361,608
    13,400    T Rowe Price Group, Inc. (O)......................................           784,704
                                                                                      ------------
                                                                                         7,872,499
                                                                                      ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
40

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                             Value (Note 2)
------                                                                             --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------
               HEALTH CARE - 15.98%
      30,100   Abbott Laboratories .............................................    $  1,587,775
       7,400   Allergan, Inc./United States ....................................         417,138
      18,774   Amgen, Inc. * ...................................................         786,067
      22,400   Baxter International, Inc. ......................................       1,395,968
      52,900   Bristol-Myers Squibb Co. ........................................       1,162,213
      10,100   Celgene Corp. (O)* ..............................................         627,614
       5,800   Covance, Inc. * .................................................         485,982
      16,200   Express Scripts, Inc. * .........................................       1,134,324
      37,300   Genentech, Inc. * ...............................................       2,543,860
      17,900   Gen-Probe, Inc. * ...............................................       1,008,844
       8,000   Genzyme Corp. * .................................................         562,800
      27,300   Gilead Sciences, Inc. * .........................................       1,413,048
      23,000   Health Net, Inc. * ..............................................         673,670
      25,200   Hospira, Inc. * .................................................       1,036,980
       1,300   Intuitive Surgical, Inc. *.......................................         376,038
      46,000   Johnson & Johnson ...............................................       3,086,140
      15,500   KV Pharmaceutical Co.,
               Class A (O)*.....................................................         378,820
      52,401   Medtronic, Inc. .................................................       2,550,881
      57,000   Merck & Co., Inc. ...............................................       2,168,280
      93,100   Schering-Plough Corp. ...........................................       1,713,971
       7,800   Stryker Corp. ...................................................         505,674
      26,400   Vertex Pharmaceuticals,
               Inc. (O)* .......................................................         673,728
      42,027   Wyeth ...........................................................       1,868,941
      10,500   Zimmer Holdings, Inc. *..........................................         778,680
                                                                                    -------------
                                                                                      28,937,436
                                                                                    -------------
               INDUSTRIALS - 10.40%
      40,800   AMR Corp. (O)*...................................................         357,816
      23,600   Boeing Co. ......................................................       2,002,696
       8,100   Burlington Northern
               Santa Fe Corp. ..................................................         830,655
      22,900   Caterpillar, Inc. ...............................................       1,875,052
       9,900   CH Robinson Worldwide, Inc. (O) 620,532
       9,900   Deere & Co. .....................................................         832,293
      27,500   Emerson Electric Co. ............................................       1,437,150
      10,900   Expeditors International of
               Washington, Inc. (O) ............................................         507,831
       4,000   Flowserve Corp. .................................................         496,360
      78,200   General Electric Co. ............................................       2,557,140
      18,600   Honeywell International, Inc.                                           1,104,840
       9,900   Joy Global, Inc. ................................................         735,075
       8,500   Manitowoc Co., Inc./The..........................................         321,470
      13,400   McDermott International, Inc. *                                           717,972
       4,200   Norfolk Southern Corp. ..........................................         250,236
       3,600   Precision Castparts Corp. .......................................         423,216
      32,000   Quanta Services, Inc. (O)* ......................................         849,280
      24,400   Robert Half International,
               Inc. (O) ........................................................         578,280
       4,000   Rockwell Collins, Inc. ..........................................         252,440
      22,900   United Parcel Service, Inc.,
               Class B .........................................................       1,658,189
               5,000 WW Grainger, Inc. (O) .....................................         433,550
                                                                                    -------------
                                                                                      18,842,073
                                                                                    -------------
               INFORMATION TECHNOLOGY - 30.49%
      14,700   Accenture, Ltd., Class A ........................................         551,985
      22,500   Adobe Systems, Inc. * ...........................................         839,025
      27,300   Affiliated Computer Services,
               Inc., Class A * .................................................       1,446,081
      49,900   Altera Corp. ....................................................       1,061,872
      23,100   Apple, Inc. *....................................................       4,018,245
      47,200   Applied Materials, Inc. .........................................         880,752
     224,800   Cisco Systems, Inc. * ...........................................       5,763,872
      21,400   Citrix Systems, Inc. *...........................................         700,850
      19,200   Cognizant Technology Solutions
               Corp., Class A * ................................................         619,200
      42,700   Corning, Inc. ...................................................       1,140,517
      56,900   Dell, Inc. * ....................................................       1,060,047
      34,100   eBay, Inc. * ....................................................       1,066,989
      68,200   EMC Corp./Massachusetts * .......................................       1,050,280
       3,100   First Solar, Inc. * .............................................         905,169
       9,400   Google, Inc., Class A *..........................................       5,398,326
      64,600   Hewlett-Packard Co. .............................................       2,994,210
     204,900   Intel Corp. .....................................................       4,561,074
      30,300   International Business
               Machines Corp. ..................................................       3,657,210
      16,500   Kla-Tencor Corp. (O) ............................................         720,720
      60,600   Maxim Integrated Products, Inc. 1,274,418
       6,100   MEMC Electronic Materials, Inc. *                                         384,117
      22,300   Microchip Technology, Inc. (O)                                            819,525
     201,900   Microsoft Corp. .................................................       5,758,188
      16,500   Novellus Systems, Inc. (O)* .....................................         360,690
     110,400   Oracle Corp. * ..................................................       2,301,840
      42,300   QUALCOMM, Inc. ..................................................       1,826,937
       3,800   Research in Motion, Ltd. * ......................................         462,194
       2,400   Salesforce.com, Inc. (O)* .......................................         160,152
      16,300   SanDisk Corp. (O)*...............................................         441,567
      48,600   Texas Instruments, Inc. .........................................       1,417,176
      21,800   Varian Semiconductor
               Equipment Associates, Inc. (O)*                                           798,534
      28,900   Yahoo!, Inc. * ..................................................         792,149
                                                                                    -------------
                                                                                      55,233,911
                                                                                    -------------
               MATERIALS - 4.97%
      28,100   EI Du Pont de Nemours & Co.                                             1,374,371
      15,200   Freeport-McMoRan Copper &
               Gold, Inc. ......................................................       1,729,000
      12,400   Monsanto Co. ....................................................       1,413,848
       1,300   Mosaic Co./The *.................................................         159,263
      20,100   Nucor Corp. .....................................................       1,517,550
      16,400   Praxair, Inc. ...................................................       1,497,484
       4,700   Southern Copper Corp. (O)........................................         539,372
      12,100   Weyerhaeuser Co. (O) ............................................         772,948
                                                                                    -------------
                                                                                       9,003,836
                                                                                    -------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                             Value (Note 2)
------                                                                             --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES - 0.73%
       3,477   NeuStar, Inc., Class A (O)* .....................................    $     95,652
      21,000   NII Holdings, Inc. *.............................................         960,540
      12,800   Turkcell Iletisim Hizmet AS,
               ADR .............................................................         257,920
                                                                                    -------------
                                                                                       1,314,112
                                                                                    -------------
               UTILITIES - 0.62%
       9,300   Exelon Corp. ....................................................         794,964
       4,500   Veolia Environment, ADR .........................................         326,025
                                                                                    -------------
                                                                                       1,120,989
                                                                                    -------------
               TOTAL COMMON STOCKS
               (Cost $158,852,860) .............................................     170,254,424

Par Value
---------
CERTIFICATE OF DEPOSIT - 0.08%
-------------------------------------------------------------------------------------------------
   $ 137,861   State Street Eurodollar
               0.650%, due 05/01/08 ............................................         137,861
                                                                                    -------------
               TOTAL CERTIFICATE OF DEPOSIT
               (Cost $137,861)..................................................         137,861

Shares
------
INVESTMENT COMPANIES - 8.09%
-------------------------------------------------------------------------------------------------
      88,900   iShares Russell 1000 Growth
               Index Fund ETF ..................................................       5,108,194
      28,800   Powershares QQQ ETF (O) .........................................       1,359,648
   8,192,526   SSgA Prime Money
               Market Fund .....................................................       8,192,526
                                                                                    -------------
               TOTAL INVESTMENT COMPANIES
               (Cost $14,506,925) ..............................................      14,660,368

COLLATERAL FOR SECURITIES ON LOAN - 10.67%
-------------------------------------------------------------------------------------------------
  19,319,833   State Street Navigator Securities
               Lending Prime Portfolio (I) .....................................    $ 19,319,833
                                                                                    -------------
               TOTAL COLLATERAL FOR SECURITIES ON LOAN
               (Cost $19,319,833) ..............................................      19,319,833

TOTAL INVESTMENTS - 112.84%
-------------------------------------------------------------------------------------------------
(Cost $192,817,479**) ..........................................................     204,372,486

NET OTHER ASSETS AND LIABILITIES - (12.84)%
-------------------------------------------------------------------------------------------------
                                                                                     (23,247,821)
TOTAL NET ASSETS - 100.00%
-------------------------------------------------------------------------------------------------
                                                                                    $181,124,665

--------------------------------------------------------------------------------
  * Non-income producing.
 ** Aggregate cost for Federal tax purposes was $194,293,861.
(I) Represents investments of cash collateral received in connection with securities lending.
(O) All (or portion of security) on loan.
ADR American Depositary Receipt.
ETF Exchange Traded Fund.

    The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
42

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                    AS OF APRIL 30, 2008

               [PIE CHART OF SECTOR ALLOCATION]

Financials                                                             26%
Utilities                                                              13%
Consumer Discretionary                                                 12%
Industrials                                                            12%
Energy                                                                 10%
Materials                                                               8%
Consumer Staples                                                        7%
Information Technology                                                  7%
Health Care                                                             3%
Cash and Other Net Assets                                               1%
Telecommunication Services                                              1%

                         [END CHART]

--------------------------------------------------------------------------------

Shares                                                                             Value (Note 2)
------                                                                             --------------
COMMON STOCKS - 99.24%
-------------------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 11.47%
       2,600   Arbitron, Inc. (O) ..............................................    $    124,384
       2,800   Autoliv, Inc. ...................................................         171,472
       1,200   Black & Decker Corp. (O).........................................          78,756
       2,100   BorgWarner, Inc. (O) ............................................         103,215
       4,700   Cablevision Systems Corp.,
               Class A (O)*.....................................................         108,100
       5,100   Carnival Corp. (O) ..............................................         204,867
       9,000   Cato Corp./The, Class A (O) .....................................         155,250
       2,700   CEC Entertainment, Inc. (O)*                                              100,440
       3,000   Centex Corp. (O) ................................................          62,460
      12,100   Eastman Kodak Co. (O) ...........................................         216,469
       4,300   EW Scripps Co., Class A (O) .....................................         193,113
       5,200   Expedia, Inc. *..................................................         131,352
      38,600   Ford Motor Co. (O)* .............................................         318,836
       3,000   Fortune Brands, Inc. (O) ........................................         202,860
       4,200   Gannett Co., Inc. (O) ...........................................         120,204
      16,400   Gap, Inc./The (O) ...............................................         305,368
       4,500   Genuine Parts Co. (O) ...........................................         191,070
       2,500   Hasbro, Inc. (O) ................................................          88,900
      10,600   Hibbett Sports, Inc. (O)*........................................         193,556
      21,800   Interpublic Group of Cos.,
               Inc. (O)* .......................................................         197,290
       3,800   KB Home (O)......................................................          85,500
       5,100   Liberty Global, Inc.,
               Series A (O)* ...................................................         180,489
      10,400   Liberty Media Corp. -
               Entertainment, Series A (S)* ....................................         269,880
       6,500   Liberty Media Corp. -
               Interactive, Series A (S)*.......................................          98,345
       4,800   Mattel, Inc. ....................................................          90,000
       2,300   Matthews International Corp.,
               Class A .........................................................         113,712
       8,300   Modine Manufacturing Co. (O)                                              145,831
      10,000   O'Reilly Automotive, Inc. (O)*                                            288,700
      11,900   Pulte Homes, Inc. (O)............................................         155,176
       4,000   Royal Caribbean Cruises,
               Ltd. (O) ........................................................         127,600
       9,100   Saks, Inc. (O)* .................................................         118,391
       3,600   Sonic Corp. (O)* ................................................          79,164
      12,350   Stage Stores, Inc. (O) ..........................................         194,389
       7,200   Tempur-Pedic International,
               Inc. (O) ........................................................          79,992
       6,000   TJX Cos., Inc. ..................................................         193,320
       5,700   Valassis Communications,
               Inc. (O)* .......................................................          80,940
       2,300   VF Corp. ........................................................         171,074
       7,000   Virgin Media, Inc. ..............................................          90,300
                                                                                    -------------
                                                                                       5,830,765
                                                                                    -------------
               CONSUMER STAPLES - 7.37%
       5,600   Altria Group, Inc. ..............................................         112,000
       4,500   Bunge, Ltd. (O) .................................................         513,405
       7,800   Casey's General Stores, Inc. (O)                                          172,614
       8,300   Coca-Cola Enterprises, Inc. .....................................         186,750
      12,100   ConAgra Foods, Inc. .............................................         285,076
       5,400   Constellation Brands, Inc.,
               Class A (O)*.....................................................          99,144
       2,600   Costco Wholesale Corp. (O) ......................................         185,250
       4,000   CVS Caremark Corp. ..............................................         161,480
       2,300   Energizer Holdings, Inc. (O)*                                             181,838
       2,900   Herbalife, Ltd. (O) .............................................         126,962
       6,000   HJ Heinz Co. ....................................................         282,180
       4,200   Hormel Foods Corp. ..............................................         165,522
       4,100   Lance, Inc. (O) .................................................          85,936
       2,700   Loews Corp. - Carolina
               Group (S) .......................................................         177,309
       7,000   Molson Coors Brewing Co.,
               Class B (O)......................................................         383,880
      10,400   Safeway, Inc. ...................................................         328,640
      13,800   Sara Lee Corp. (O) ..............................................         200,238
       1,900   UST, Inc. (O) ...................................................          98,933
                                                                                    -------------
                                                                                       3,747,157
                                                                                    -------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                             Value (Note 2)
------                                                                             --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------
               ENERGY - 9.77%
       8,500   Chesapeake Energy Corp. (O)..                                        $    439,450
      10,800   El Paso Corp. ...................................................         185,112
       6,500   Forest Oil Corp. *...............................................         383,045
       8,000   Hess Corp. (O) ..................................................         849,600
       4,000   Murphy Oil Corp..................................................         361,360
       3,900   Nabors Industries, Ltd. (O)* ....................................         146,406
       2,300   Newfield Exploration Co. (O)*                                             139,748
       5,300   Noble Energy, Inc. ..............................................         461,100
       1,200   Overseas Shipholding Group,
               Inc. (O) ........................................................          90,312
       5,500   Patterson-UTI Energy, Inc. ......................................         153,670
       3,300   Pioneer Natural
               Resources Co. (O) ...............................................         190,509
       6,700   Plains Exploration &
               Production Co. (O)* .............................................         417,276
       3,600   Rowan Cos., Inc. (O) ............................................         140,364
      13,500   Spectra Energy Corp. (O) ........................................         333,450
       3,600   St. Mary Land & Exploration
               Co. (O)..........................................................         157,392
       1,000   Sunoco, Inc. (O) ................................................          46,410
       3,800   Whiting Petroleum Corp. *........................................         290,776
       5,100   Williams Cos., Inc. .............................................         181,050
                                                                                    -------------
                                                                                       4,967,030
                                                                                    -------------
               FINANCIALS - 25.97%
       2,600   AMB Property Corp., REIT.........................................         150,150
       7,100   American Capital Strategies,
               Ltd. (O) ........................................................         225,425
       6,000   Ameriprise Financial, Inc. ......................................         284,940
      14,000   Annaly Capital Management,
               Inc., REIT ......................................................         234,640
      10,200   AON Corp. (O) ...................................................         462,978
       2,900   Arch Capital Group, Ltd. * ......................................         204,885
       8,799   Ares Capital Corp. (O)...........................................          99,077
       5,500   Asset Acceptance Capital
               Corp. (O)* ......................................................          66,275
       6,260   Associated Banc-Corp. (O) .......................................         176,970
       4,400   Assurant, Inc. ..................................................         286,000
       6,200   Assured Guaranty, Ltd. (O) ......................................         156,798
       2,600   AvalonBay Communities, Inc.,
               REIT (O) ........................................................         259,350
       4,800   Axis Capital Holdings, Ltd. .....................................         162,768
       3,800   Bank of America Corp. ...........................................         142,652
       1,800   Black Rock, Inc./New York (O)                                             363,222
       7,700   Blackstone Group L.P./The (O)                                             143,759
       3,800   Boston Properties, Inc., REIT ...................................         381,862
       2,600   Cincinnati Financial Corp. ......................................          93,340
       8,300   CIT Group, Inc. (O) .............................................          90,387
       3,200   City National Corp./CA (O).......................................         155,264
       3,200   Comerica, Inc. (O) ..............................................         111,136
       2,700   Credit Acceptance Corp. (O)* ....................................          51,975
       1,800   Cullen/Frost Bankers, Inc. (O)                                            100,476
       4,975   Delphi Financial Group, Inc.,
               Class A (O)......................................................         135,419
       2,400   Developers Diversified Realty
               Corp., REIT (O)..................................................         103,080
       7,800   E*Trade Financial Corp. (O)*                                               31,044
       6,900   Equity Residential, REIT.........................................         286,488
       3,100   Everest Re Group, Ltd. ..........................................         280,085
       3,300   Financial Federal Corp. (O) .....................................          77,055
       1,800   First Midwest Bancorp,
               Inc./IL (O)......................................................          45,954
      10,500   Genworth Financial, Inc.,
               Class A .........................................................         242,130
       3,400   HCP, Inc., REIT (O) .............................................         121,380
      10,900   Host Hotels & Resorts, Inc.,
               REIT (O) ........................................................         187,480
       2,700   Hudson City Bancorp, Inc. .......................................          51,651
       4,040   International Bancshares
               Corp. (O) .......................................................         100,960
       2,300   IPC Holdings, Ltd. (O) ..........................................          66,953
       8,200   iStar Financial, Inc., REIT (O)                                           157,850
       4,200   JPMorgan Chase & Co. ............................................         200,130
      12,400   Keycorp (O) .....................................................         299,212
       7,100   Kimco Realty Corp., REIT (O)                                              283,361
       3,400   Legg Mason, Inc. ................................................         204,952
       2,500   Leucadia National Corp. (O) .....................................         128,050
       3,000   M&T Bank Corp. (O) ..............................................         279,690
      10,198   Marshall & Ilsley Corp. (O) .....................................         254,746
       2,000   MB Financial, Inc. (O) ..........................................          57,400
       2,700   MBIA, Inc. (O)...................................................          28,080
       3,600   NewAlliance Bancshares, Inc. (O)                                           48,456
       2,600   PartnerRe, Ltd. .................................................         192,348
       3,400   Platinum Underwriters
               Holdings, Ltd. ..................................................         121,958
       3,100   Plum Creek Timber Co., Inc.,
               REIT (O) ........................................................         126,604
      9,700    Principal Financial Group,
               Inc. (O) ........................................................         520,502
       1,000   Prologis, REIT ..................................................          62,610
       1,000   PS Business Parks, Inc., REIT                                              57,240
       2,700   Public Storage, REIT (O) ........................................         244,890
      13,000   RAIT Investment Trust, REIT (O)                                            98,800
       2,000   Rayonier, Inc., REIT (O) ........................................          84,060
       5,600   Realty Income Corp., REIT (O)                                             147,336
       1,300   Regency Centers Corp., REIT .....................................          93,041
       3,400   Reinsurance Group of America,
               Inc. (O) ........................................................         176,732
       3,500   RenaissanceRe Holdings,
               Ltd. (O) ........................................................         180,040
       3,900   Safeco Corp. (O) ................................................         260,286
       1,500   Simon Property Group, Inc.,
               REIT.............................................................         149,790
       2,700   SL Green Realty Corp., REIT......................................         250,560
      11,500   Sovereign Bancorp, Inc. (O)......................................          85,905
       3,200   State Street Corp. ..............................................         230,848

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
44

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                             Value (Note 2)
------                                                                             --------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------
               FINANCIALS (CONTINUED)
       4,200   TCF Financial Corp. (O)..........................................    $     73,080
       4,100   Torchmark Corp. .................................................         265,434
      16,700   Unum Group (O) ..................................................         387,607
       6,200   U-Store-It Trust, REIT (O) ......................................          74,834
       1,600   Ventas, Inc., REIT ..............................................          77,696
       5,300   Vornado Realty Trust,
               REIT (O) ........................................................         493,377
       2,500   Webster Financial Corp. .........................................          65,125
       1,400   Westamerica Bancorporation (O)                                             81,816
       9,200   WR Berkley Corp..................................................         236,348
       2,800   XL Capital, Ltd., Class A (O) ...................................          97,692
       4,103   Zions Bancorporation (O) ........................................         190,174
                                                                                    -------------
                                                                                      13,202,668
                                                                                    -------------
               HEALTH CARE - 3.44%
       5,000   AmerisourceBergen Corp. .........................................         202,750
       4,200   Amsurg Corp. (O)* ...............................................         107,268
       6,100   Applera Corp. - Applied
               Biosystems Group (O)(S) .........................................         194,651
       6,100   Centene Corp. (O)* ..............................................         112,057
       1,200   Charles River Laboratories
               International, Inc. * ...........................................          69,660
       2,500   Invitrogen Corp. (O)* ...........................................         233,925
       4,800   Medco Health Solutions,
               Inc. (O)* .......................................................         237,792
       3,700   Orthofix International
               N.V. (O)* .......................................................         113,812
      10,500   Schering-Plough Corp. (O) ....                                            193,305
      10,600   Universal American Corp. (O)*                                             113,738
       3,800   Wyeth ...........................................................         168,986
                                                                                    -------------
                                                                                       1,747,944
                                                                                    -------------
               INDUSTRIALS - 12.24%
       9,400   ACCO Brands Corp. (O)*...........................................         130,848
       2,900   Acuity Brands, Inc. (O) .........................................         138,736
      12,200   Airtran Holdings, Inc. (O)*......................................          41,602
       2,300   Albany International Corp.,
               Class A (O)......................................................          83,490
       2,300   Avery Dennison Corp. ............................................         110,837
       6,500   Belden, Inc. (O).................................................         219,310
       8,100   Carlisle Cos., Inc. (O) .........................................         233,928
       5,200   Cooper Industries, Ltd.,
               Class A (O)......................................................         220,428
       6,800   CSX Corp. (O) ...................................................         428,060
       6,100   Diana Shipping, Inc. (O) ........................................         185,196
       5,900   Dover Corp. .....................................................         291,873
       3,500   Eaton Corp. .....................................................         307,440
       3,000   ESCO Technologies, Inc. (O)*                                              139,680
       2,200   GATX Corp. (O) ..................................................          96,800
       2,987   Genesee & Wyoming, Inc.,
               Class A (O)*.....................................................         106,576
       3,100   Graco, Inc. (O) .................................................         128,371
       9,600   Ingersoll-Rand Co., Ltd., Class A                                         426,048
       7,800   ITT Corp. .......................................................         499,200
       8,200   KBR, Inc. (O)....................................................         236,488
       2,100   L-3 Communications
               Holdings, Inc. ..................................................         234,045
       4,700   Masco Corp. (O) .................................................          85,587
       5,700   Mueller Industries, Inc. ........................................         184,509
       2,900   Norfolk Southern Corp. ..........................................         172,782
       6,300   Parker Hannifin Corp. (O) .......................................         503,055
       3,150   Republic Services, Inc. .........................................         100,139
       5,600   RR Donnelley & Sons Co. .........................................         171,584
       2,700   Simpson Manufacturing
               Co., Inc. (O) ...................................................          71,253
      11,400   Southwest Airlines Co. ..........................................         150,936
       4,800   Spirit Aerosystems Holdings, Inc.,
               Class A (O)*.....................................................         140,016
       3,200   United Stationers, Inc. (O)* ....................................         141,088
       2,800   WW Grainger, Inc. (O) ...........................................         242,788
                                                                                    -------------
                                                                                       6,222,693
                                                                                    -------------
               INFORMATION TECHNOLOGY - 6.84%
       4,800   Affiliated Computer Services,
               Inc., Class A (O)* ..............................................         254,256
       6,300   Altera Corp. ....................................................         134,064
       8,200   Arrow Electronics, Inc. * .......................................         223,122
       7,500   CA, Inc. (O) ....................................................         166,050
       7,400   Computer Sciences Corp. (O)*                                              322,566
       1,900   Diebold, Inc. (O) ...............................................          74,480
       4,400   Electronics for Imaging, Inc. *                                            63,448
       4,900   Intersil Corp., Class A (O) .....................................         130,928
       5,900   Juniper Networks, Inc. (O)* ....                                          162,958
      19,900   LSI Corp. *......................................................         123,380
       8,600   Maxim Integrated Products, Inc.                                           180,858
       2,900   MAXIMUS, Inc. ...................................................         109,968
      19,600   Micron Technology, Inc. (O)*                                              151,312
       5,200   Molex, Inc. (O) .................................................         147,576
       7,500   NAM TAI Electronics, Inc. .......................................          77,325
       5,300   NCR Corp. *......................................................         130,539
       5,600   Novellus Systems, Inc. (O)* .....................................         122,416
       3,900   SanDisk Corp. (O)*...............................................         105,651
      11,700   Seagate Technology (O) ..........................................         220,779
       2,900   Teradata Corp. * ................................................          61,741
       4,800   Websense, Inc. (O)* .............................................          93,360
      24,200   Xerox Corp. (O)..................................................         338,074
       4,100   Xyratex, Ltd. (O)* ..............................................          80,647
                                                                                    -------------
                                                                                       3,475,498
                                                                                    -------------
               MATERIALS - 7.87%
       1,900   Air Products & Chemicals,
               Inc. (O) ........................................................         187,017
       1,800   Aptargroup, Inc. (O) ............................................          79,470
       5,300   Celanese Corp., Series A ........................................         237,175
         800   Compass Minerals International,
               Inc. ............................................................          50,400
       2,100   Cytec Industries, Inc. ..........................................         123,921

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              MATERIALS (CONTINUED)
     1,800    Deltic Timber Corp. (O) ..........                                       $    94,950
     6,600    EI Du Pont de Nemours & Co. (O) ......................................       322,806
     3,435    Freeport-McMoRan Copper & Gold, Inc. .................................       390,731
     4,300    Mosaic Co./The *......................................................       526,793
     3,000    Nucor Corp. ..........................................................       226,500
     5,300    Pactiv Corp. * .......................................................       126,087
     3,700    Reliance Steel & Aluminum Co..........................................       224,886
     4,200    Rohm & Haas Co. (O) ..................................................       224,490
     8,800    Sealed Air Corp. .....................................................       222,552
     3,600    Sigma-Aldrich Corp. ..................................................       205,272
     2,900    United States Steel Corp. (O) ........................................       446,455
     4,900    Weyerhaeuser Co. (O) .................................................       313,012
                                                                                       -----------
                                                                                         4,002,517
                                                                                       -----------
              TELECOMMUNICATION SERVICES - 1.25%
    12,200    Citizens Communications Co. (O)                                              130,784
     4,200    Embarq Corp. .........................................................       174,594
    43,500    Qwest Communications International, Inc. (O) .........................       224,460
     9,100    Windstream Corp. (O)..................................................       106,834
                                                                                       -----------
                                                                                           636,672
                                                                                       -----------
              UTILITIES - 13.02%
     6,700    Ameren Corp. (O) .....................................................       303,912
    12,700    American Electric Power Co., Inc. (O) ................................       566,801
     2,300    Atmos Energy Corp. (O) ...............................................        63,664
    11,200    CMS Energy Corp. (O) .................................................       163,296
     8,500    Consolidated Edison, Inc. (O).........................................       353,600
     2,200    Constellation Energy Group, Inc. (O) .................................       186,230
     6,400    DTE Energy Co. .......................................................       257,984
    11,100    Edison International (O) .............................................       579,087
     1,900    Energen Corp. ........................................................       129,656
     5,000    Energy East Corp. ....................................................       114,000
     1,100    Entergy Corp. ........................................................       126,346
     5,200    Mirant Corp. (O)* ....................................................       213,772
     3,800    National Fuel Gas Co. (O) ............................................       194,484
     1,700    New Jersey Resources Corp. (O) .......................................        54,145
     5,000    NRG Energy, Inc. * ...................................................       219,750
     8,200    NSTAR (O) ............................................................       264,122
     3,900    Oneok, Inc. (O) ......................................................       187,668
    11,100    PG&E Corp. ...........................................................       444,000
     5,200    PPL Corp. ............................................................       249,704
     7,200    Progress Energy, Inc. ................................................       302,328
     4,000    Questar Corp. (O) ....................................................       248,120
     6,100    Reliant Energy, Inc. * ...............................................       157,014
     7,700    Sempra Energy (O) ....................................................       436,359
     3,900    UGI Corp. ............................................................       101,400
     4,400    Westar Energy, Inc. (O)...............................................       102,036
     1,600    WGL Holdings, Inc. (O) ...............................................        52,480
     4,000    Wisconsin Energy Corp. ...............................................       189,840
    17,300    Xcel Energy, Inc. (O).................................................       359,840
                                                                                       -----------
                                                                                         6,621,638
                                                                                       -----------

              TOTAL COMMON STOCKS
              (Cost $49,543,852) ...................................................    50,454,582

INVESTMENT COMPANY - 0.51%
--------------------------------------------------------------------------------------------------
   258,978    SSgA Prime Money Market Fund..........................................       258,978
                                                                                       -----------
              TOTAL INVESTMENT COMPANY
              (Cost $258,978) ......................................................       258,978

COLLATERAL FOR SECURITIES ON LOAN - 26.07%
--------------------------------------------------------------------------------------------------
13,254,711    State Street Navigator Securities Lending Prime Portfolio (I) ........    13,254,711
                                                                                       -----------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $13,254,711) ...................................................    13,254,711

TOTAL INVESTMENTS - 125.82%
--------------------------------------------------------------------------------------------------
(Cost $63,057,541**) ...............................................................    63,968,271

NET OTHER ASSETS AND LIABILITIES - (25.82)%
--------------------------------------------------------------------------------------------------
                                                                                       (13,125,641)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 50,842,630

--------------------------------------------------------------------------------
   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was $63,639,867.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O) All (or portion of security) on loan.
 (S) Tracking Stock - Security issued by a parent company that tracks the performance of a particular division.
REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
46

================================================================================
 MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                                                 19%
Industrials                                                            19%
Health Care                                                            16%
Energy                                                                 15%
Consumer Discretionary                                                 14%
Financials                                                              6%
Materials                                                               4%
Consumer Staples                                                        3%
Cash & Other Net Assets                                                 2%
Telecommunication Services                                              2%

                                 [END CHART]

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS- 97.62%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 14.09%
     4,700    Aeropostale, Inc. * ..................................................   $   149,413
    80,600    Carter's, Inc. (O)* ..................................................     1,139,684
    26,100    Darden Restaurants, Inc. (O) .........................................       928,638
    25,900    Gildan Activewear, Inc. (O)*..........................................       666,407
    13,800    Guess ?, Inc. (O) ....................................................       528,264
    45,400    Gymboree Corp. (O)* ..................................................     1,962,188
    42,200    JOS A Bank Clothiers, Inc. (O)* ......................................     1,030,102
    30,000    O'Reilly Automotive, Inc. (O)* .......................................       866,100
     8,000    priceline.com, Inc. (O)* .............................................     1,021,120
    33,700    Sotheby's (O) ........................................................       933,490
    30,900    Steiner Leisure, Ltd. (O)* ...........................................     1,022,481
    38,200    True Religion Apparel, Inc. (O)*......................................       701,352
                                                                                       -----------
                                                                                        10,949,239
                                                                                       -----------
              CONSUMER STAPLES - 2.86%
    17,100    Avon Products, Inc. ..................................................       667,242
    20,000    Hansen Natural Corp. (O)* ............................................       707,800
    19,300    Herbalife, Ltd. ......................................................       844,954
                                                                                       -----------
                                                                                         2,219,996
                                                                                       -----------
              ENERGY - 15.01%
    12,700    Atwood Oceanics, Inc. (O)* ...........................................     1,278,763
    20,900    Complete Production Services, Inc. (O)* ..............................       564,509
    50,000    Hercules Offshore, Inc. * ............................................     1,318,000
    20,100    National Oilwell Varco, Inc. *........................................     1,375,845
    35,600    Noble Corp. (O) ......................................................     2,003,568
    16,300    Noble Energy, Inc. (O) ...............................................     1,418,100
    49,800    St. Mary Land & Exploration Co. (O) ..................................     2,177,256
    18,400    Ultra Petroleum Corp. (O)* ...........................................     1,528,488
                                                                                       -----------
                                                                                        11,664,529
                                                                                       -----------
              FINANCIALS - 5.48%
    31,600    Assured Guaranty, Ltd. (O) ...........................................       799,164
    63,800    Huntington Bancshares, Inc./OH (O) ...................................       599,082
    51,200    Invesco, Ltd. (O) ....................................................     1,313,280
     8,300    Lehman Brothers Holdings, Inc. (O) ...................................       367,192
    44,100    MBIA, Inc. (O) .......................................................       458,640
    28,200    WR Berkley Corp. .....................................................       724,458
                                                                                       -----------
                                                                                         4,261,816
                                                                                       -----------
              HEALTH CARE - 16.24%
    20,900    Barr Pharmaceuticals, Inc. * .........................................     1,049,807
    11,000    Beckman Coulter, Inc. (O) ............................................       751,300
    18,500    Cephalon, Inc. (O)* ..................................................     1,154,585
     8,500    China Medical Technologies, Inc., ADR ................................       317,900
    40,300    Coventry Health Care, Inc. (O)*  .....................................     1,802,619
    38,500    Health Net, Inc. (O)* ................................................     1,127,665
     8,800    Hologic, Inc. (O)* ...................................................       256,872
    27,600    Hospira, Inc. (O)* ...................................................     1,135,740
    16,100    Invitrogen Corp. (O)* ................................................     1,506,477
    39,600    Psychiatric Solutions, Inc. (O)* .....................................     1,374,516
    10,100    St. Jude Medical, Inc. (O)* ..........................................       442,178
    27,700    Waters Corp. * .......................................................     1,702,442
                                                                                       -----------
                                                                                        12,622,101
                                                                                       -----------
              INDUSTRIALS - 18.86%
    22,500    Carlisle Cos., Inc. (O) ..............................................       649,800
     7,600    Foster Wheeler, Ltd. * ...............................................       484,044
    35,100    Graco, Inc. (O) ......................................................     1,453,491
    64,800    Herman Miller, Inc. (O) ..............................................     1,511,784
    37,300    HUB Group, Inc., Class A (O)*.........................................     1,219,337
    38,400    Manpower, Inc. (O) ...................................................     2,577,792
    31,900    Oshkosh Corp. (O) ....................................................     1,295,140
     8,800    Precision Castparts Corp. ............................................     1,034,528

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INDUSTRIALS (CONTINUED)
     8,100    Suntech Power Holdings Co., Ltd., ADR* ...............................   $   362,313
    34,700    Terex Corp. * ........................................................     2,417,896
    44,100    Thomas & Betts Corp. * ...............................................     1,651,986
                                                                                       -----------
                                                                                        14,658,111
                                                                                       -----------
              INFORMATION TECHNOLOGY - 19.04%
    33,100    Akamai Technologies, Inc. (O)* .......................................     1,183,987
    22,900    Amphenol Corp., Class A ..............................................     1,057,522
    40,700    Autodesk, Inc. (O)* ..................................................     1,546,600
    27,800    BMC Software, Inc. (O)* ..............................................       966,328
    38,200    Cognizant Technology Solutions Corp., Class A (O)* ...................     1,231,950
    19,400    Flir Systems, Inc. (O)* ..............................................       666,002
    97,200    Foundry Networks, Inc. (O)* ..........................................     1,237,356
    27,800    Lam Research Corp. (O)* ..............................................     1,135,352
    38,200    NetApp, Inc. (O)* ....................................................       924,440
    96,400    Perot Systems Corp., Class A (O)* ....................................     1,507,696
    55,400    Polycom, Inc. * ......................................................     1,240,960
    28,699    Varian Semiconductor Equipment Associates, Inc. (O)* .................     1,051,244
    45,400    Western Union Co./The (O) ............................................     1,044,200
                                                                                       -----------
                                                                                        14,793,637
                                                                                       -----------
              MATERIALS - 4.25%
    16,100    Agrium, Inc. .........................................................     1,271,900
     4,600    Cleveland-Cliffs, Inc. (O) ...........................................       737,840
     8,500    Teck Cominco, Ltd., Class B ..........................................       371,195
    71,800    Yamana Gold, Inc. ....................................................       920,476
                                                                                       -----------
                                                                                         3,301,411
                                                                                       -----------
              TELECOMMUNICATION SERVICES - 1.79%
    30,400    NII Holdings, Inc. (O)*...............................................     1,390,496
                                                                                       -----------
              TOTAL COMMON STOCKS
              (Cost $75,163,637) ...................................................    75,861,336

INVESTMENT COMPANY - 2.93%
--------------------------------------------------------------------------------------------------
 2,278,564    SSgA Prime Money Market Fund .........................................     2,278,564
                                                                                       -----------
              TOTAL INVESTMENT COMPANY
              (Cost $2,278,564) ....................................................     2,278,564

COLLATERAL FOR SECURITIES ON LOAN - 19.39%
--------------------------------------------------------------------------------------------------
15,062,634    State Street Navigator Securities Lending Prime Portfolio (I) ........    15,062,634
                                                                                       -----------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $15,062,634) ...................................................    15,062,634

TOTAL INVESTMENTS - 119.94%
--------------------------------------------------------------------------------------------------
(Cost $92,504,835**) ...............................................................    93,202,534

NET OTHER ASSETS AND LIABILITIES - (19.94)%
--------------------------------------------------------------------------------------------------
                                                                                       (15,494,498)

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 77,708,037

--------------------------------------------------------------------------------
  * Non-income producing.
 ** Aggregate cost for Federal tax purposes was  $95,656,806.
(I) Represents investments of cash collateral received in connection with securities lending.
(O) All (or portion of security) on loan.
ADR American Depositary Receipt.

     The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
48

================================================================================
 SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                        [PIE CHART OF SECTOR ALLOCATION]

Industrials                                                            23%
Financials                                                             22%
Consumer Discretionary                                                 18%
Energy                                                                  7%
Health Care                                                             7%
Information Technology                                                  6%
Consumer Staples                                                        5%
Cash and Other Net Assets                                               4%
Utilities                                                               4%
Materials                                                               4%
Telecommunication Services                                              0%*

                                 [END CHART]

* Rounds to 0%

--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS- 95.76%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 18.18%
     7,500    Arbitron, Inc. .......................................................   $   358,800
    24,500    Cato Corp./The, Class A ..............................................       422,625
     7,900    CEC Entertainment, Inc. * ............................................       293,880
    18,400    Helen of Troy, Ltd. * ................................................       311,144
    32,500    Hibbett Sports, Inc. * ...............................................       593,450
     6,500    Matthews International Corp., Class A ................................       321,360
    20,800    Modine Manufacturing Co. .............................................       365,456
     8,400    Sonic Corp. * ........................................................       184,716
    36,600    Stage Stores, Inc. ...................................................       576,084
    19,200    Tempur-Pedic International, Inc. .....................................       213,312
     8,600    Unifirst Corp./MA ....................................................       402,566
    16,200    Valassis Communications, Inc. * ......................................       230,040
                                                                                       -----------
                                                                                         4,273,433
                                                                                       -----------
              CONSUMER STAPLES - 4.56%
    20,700    Casey's General Stores, Inc. .........................................       458,091
     8,300    Herbalife, Ltd. ......................................................       363,374
    11,900    Lance, Inc. ..........................................................       249,424
                                                                                       -----------
                                                                                         1,070,889
                                                                                       -----------
              ENERGY - 7.34%
    16,400    Penn Virginia Corp. ..................................................       861,000
    11,300    Whiting Petroleum Corp. * ............................................       864,676
                                                                                       -----------
                                                                                         1,725,676
                                                                                       -----------
              FINANCIALS - 22.30%
     6,200    Acadia Realty Trust, REIT ............................................       158,968
     7,800    American Campus Communities, Inc., REIT ..............................       238,134
    25,000    Ares Capital Corp. ...................................................       281,500
    22,400    Asset Acceptance Capital Corp. * .....................................       269,920
    16,800    Assured Guaranty, Ltd. ...............................................       424,872
    13,200    Asta Funding, Inc. ...................................................       188,364
     9,600    Credit Acceptance Corp. * ............................................       184,800
    12,200    Delphi Financial Group, Inc., Class A ................................       332,084
    15,500    Financial Federal Corp. ..............................................       361,925
     5,200    First Midwest Bancorp, Inc./IL .......................................       132,756
    12,420    International Bancshares Corp. .......................................       310,376
     6,900    IPC Holdings, Ltd. ...................................................       200,859
     5,600    MB Financial, Inc. ...................................................       160,720
     8,300    NewAlliance Bancshares, Inc. .........................................       111,718
     1,900    Pennsylvania Real Estate Investment Trust, REIT ......................        47,842
     9,500    Platinum Underwriters Holdings, Ltd. .................................       340,765
     4,100    PS Business Parks, Inc., REIT  .......................................       234,684
    41,900    RAIT Investment Trust, REIT ..........................................       318,440
    13,600    Realty Income Corp., REIT ............................................       357,816
    24,300    U-Store-It Trust, REIT ...............................................       293,301
     5,000    Westamerica Bancorporation ...........................................       292,200
                                                                                       -----------
                                                                                         5,242,044
                                                                                       -----------
              HEALTH CARE - 6.82%
    12,100    Amsurg Corp. * .......................................................       309,034
    17,300    Centene Corp. * ......................................................       317,801
     9,400    Corvel Corp. * .......................................................       309,260
    10,700    Orthofix International N.V. * ........................................       329,132
    31,400    Universal American Corp. * ...........................................       336,922
                                                                                       -----------
                                                                                         1,602,149
                                                                                       -----------
              INDUSTRIALS - 22.92%
    26,800    ACCO Brands Corp. *...................................................       373,056
     8,100    Acuity Brands, Inc. ..................................................       387,504
    41,200    Airtran Holdings, Inc. *..............................................       140,492

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INDUSTRIALS (CONTINUED)
     6,900    Albany International Corp., Class A ..................................   $   250,470
    18,300    Belden, Inc. .........................................................       617,442
    20,800    Bowne & Co., Inc. ....................................................       346,112
    25,100    Carlisle Cos., Inc. ..................................................       724,888
    17,600    Deswell Industries, Inc. .............................................       113,520
     8,500    ESCO Technologies, Inc. * ............................................       395,760
     8,300    Genesee & Wyoming, Inc., Class A * ...................................       296,144
    16,000    Mueller Industries, Inc. .............................................       517,920
    10,000    Quixote Corp. ........................................................       118,200
     8,800    Simpson Manufacturing Co., Inc. ......................................       232,232
     9,600    Sterling Construction Co., Inc. * ....................................        92,768
     9,300    United Stationers, Inc. * ............................................       410,037
    18,800    Vitran Corp., Inc. * .................................................       269,404
                                                                                       -----------
                                                                                         5,385,949
                                                                                       -----------
              INFORMATION TECHNOLOGY - 5.83%
    12,500    Electronics for Imaging, Inc. *  .....................................       180,250
     8,900    MAXIMUS, Inc. ........................................................       337,488
    24,900    NAM TAI Electronics, Inc. ............................................       256,719
    15,000    Websense, Inc. * .....................................................       291,750
    15,500    Xyratex, Ltd. * ......................................................       304,885
                                                                                       -----------
                                                                                         1,371,092
                                                                                       -----------
              MATERIALS - 4.15%
     5,100    Aptargroup, Inc. .....................................................       225,165
     3,200    Compass Minerals International, Inc. .................................       201,600
     4,900    Deltic Timber Corp. ..................................................       258,475
    19,600    Zep, Inc. ............................................................       290,472
                                                                                       -----------
                                                                                           975,712
                                                                                       -----------
              TELECOMMUNICATION SERVICES - 0.15%
     1,100    Atlantic Tele-Network, Inc. ..........................................        34,243
                                                                                       -----------
              UTILITIES - 3.51%
     8,700    Atmos Energy Corp. ...................................................       240,816
     4,350    New Jersey Resources Corp. ...........................................       138,548
    11,600    Westar Energy, Inc. ..................................................       269,004
     5,400    WGL Holdings, Inc. ...................................................       177,120
                                                                                       -----------
                                                                                           825,488
                                                                                       -----------
              TOTAL COMMON STOCKS
              (Cost $24,106,018) ...................................................    22,506,675

INVESTMENT COMPANY - 3.77%
--------------------------------------------------------------------------------------------------
   886,923    SSgA Prime Money Market Fund .........................................       886,923
                                                                                       -----------
              TOTAL INVESTMENT COMPANY
              (Cost $886,923) ......................................................       886,923

TOTAL INVESTMENTS - 99.53%
--------------------------------------------------------------------------------------------------
(Cost $24,992,941**) ...............................................................    23,393,598

NET OTHER ASSETS AND LIABILITIES - 0.47%
--------------------------------------------------------------------------------------------------
                                                                                           110,573
TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                      $ 23,504,171

--------------------------------------------------------------------------------
  *  Non-income producing.
 **  Aggregate cost for Federal tax purposes was $25,027,272.
REIT Real Estate Investment Trust.

     The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
50

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                 SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                        [PIE CHART OF SECTOR ALLOCATION]

Industrials                                                             26%
Information Technology                                                  25%
Health Care                                                             17%
Energy                                                                  10%
Consumer Discretionary                                                   9%
Financials                                                               5%
Materials                                                                3%
Cash and Other Net Assets                                                2%
Consumer Staples                                                         1%
Telecommunication Services                                               1%
Utilities                                                                1%

                     [END CHART]

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS - 97.87%
--------------------------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 8.95%
    1,500     Abercrombie & Fitch Co.,
              Class A .........................................................        $   111,465
    7,200     Cabela's, Inc. * ................................................             97,416
    5,600     California Pizza Kitchen, Inc. * ................................             87,304
   11,200     CKX, Inc. *......................................................            100,800
    4,000     Columbia Sportswear Co. .........................................            167,840
    1,300     Ctrip. com International, Ltd., ADR .............................             80,678
    2,300     Deckers Outdoor Corp. * .........................................            317,561
    1,000     Dick's Sporting Goods, Inc. * ...................................             28,600
    4,100     Dolan Media Co. *................................................             71,094
    3,200     Focus Media Holding, Ltd., ADR* .................................            118,048
    1,400     Fossil, Inc. *...................................................             50,106
    3,900     Genesco, Inc. * .................................................             86,424
    9,300     Great Wolf Resorts, Inc. * ......................................             56,823
    1,200     hhgregg, Inc. * .................................................             12,324
    3,800     Iconix Brand Group, Inc. *.......................................             60,496
    3,900     Interactive Data Corp. ..........................................            105,222
    1,500     Men's Wearhouse, Inc. ...........................................             39,945
    7,400     Outdoor Channel Holdings, Inc. * ................................             55,278
    5,700     Pinnacle Entertainment, Inc. * ..................................             88,464
      300     priceline. com, Inc. * ..........................................             38,292
    5,100     Scientific Games Corp., Class A* ................................            143,616
    1,900     Universal Electronics, Inc. * ...................................             48,830
    4,600     Urban Outfitters, Inc. * ........................................            157,550
    4,200     Volcom, Inc. * ..................................................             79,758
    2,800     Warnaco Group, Inc./The * .......................................            129,192
    8,600     World Wrestling Entertainment, Inc., Class A ....................            151,790
                                                                                       -----------
                                                                                         2,484,916
                                                                                       -----------
              CONSUMER STAPLES - 0.87%
      700     Boston Beer Co., Inc., Class A * $ ..............................             31,010
      200     Central European Distribution Corp. *............................             12,184
    4,800     John B. Sanfilippo & Son, Inc. * ................................             51,504
    2,400     Pantry, Inc./The * ..............................................             26,040
    3,200     Reddy Ice Holdings, Inc. ........................................             42,368
      400     WD-40 Co. .......................................................             12,448
    3,800     Winn-Dixie Stores, Inc. * .......................................             67,374
                                                                                       -----------
                                                                                           242,928
                                                                                       -----------
              ENERGY - 9.78%
    3,500     Alpha Natural Resources, Inc. * .................................            170,275
    1,800     Atwood Oceanics, Inc. * .........................................            181,242
    5,800     Basic Energy Services, Inc. *....................................            134,560
    5,500     Cabot Oil & Gas Corp. ...........................................            313,335
    4,200     Carrizo Oil & Gas, Inc. *........................................            266,658
    1,800     Dawson Geophysical Co. * ........................................            130,212
    4,600     Dril-Quip, Inc. * ...............................................            262,936
    5,400     Hercules Offshore, Inc. *........................................            142,344
    2,200     Lufkin Industries, Inc. .........................................            165,990
    4,300     NATCO Group, Inc., Class A * ....................................            217,580
    3,800     Oceaneering International, Inc. * ...............................            253,764
   12,600     Petroquest Energy, Inc. * .......................................            261,828
    2,800     W-H Energy Services, Inc. * .....................................            216,412
                                                                                       -----------
                                                                                         2,717,136
                                                                                       -----------
              FINANCIALS - 5.13%
      600     Affiliated Managers Group, Inc. * ...............................             59,604
      700     Alexandria Real Estate Equities, Inc., REIT .....................             73,521

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              FINANCIALS (CONTINUED)
    5,600     American Physicians Capital, Inc. ...............................        $   259,560
    3,800     Boston Private Financial Holdings, Inc. .........................             35,340
   12,200     GFI Group, Inc. .................................................            143,350
    3,700     Greenhill & Co., Inc. ...........................................            240,685
    3,300     Mid-America Apartment Communities, Inc., REIT ...................            173,250
    3,500     Signature Bank/New York NY *.....................................             92,330
    1,600     SVB Financial Group * ...........................................             77,856
    5,400     Tower Group, Inc. ...............................................            126,846
    4,200     Waddell & Reed Financial, Inc., Class A .........................            142,212
                                                                                       -----------
                                                                                         1,424,554
                                                                                       -----------
              HEALTH CARE - 16.91%
    1,400     Air Methods Corp. *..............................................             56,140
    2,200     Alexion Pharmaceuticals, Inc. * .................................            154,836
    6,300     Align Technology, Inc. * ........................................             77,364
    4,800     Alkermes, Inc. *.................................................             59,664
    5,300     AMN Healthcare Services, Inc. * .................................             77,327
    2,200     Arthrocare Corp. * ..............................................             99,132
    5,400     Bruker Corp. * ..................................................             65,448
    1,900     Corvel Corp. * ..................................................             62,510
    4,500     Cutera, Inc. *...................................................             59,850
    2,500     Gen-Probe, Inc. * ...............................................            140,900
    6,900     HMS Holdings Corp. *.............................................            177,813
    9,000     Hologic, Inc. * .................................................            262,710
    3,500     Icon PLC, ADR * .................................................            252,000
    3,500     Immucor, Inc. * .................................................             94,430
    4,400     InterMune, Inc. * ...............................................             69,740
    6,000     inVentiv Health, Inc. * .........................................            178,380
    2,700     Kendle International, Inc. * ....................................            115,263
    5,500     KV Pharmaceutical Co., Class A* .................................            134,420
    3,300     Magellan Health Services, Inc. * ................................            127,347
    1,800     Matria Healthcare, Inc. * .......................................             45,900
    7,800     Medcath Corp. * .................................................            144,768
    3,600     Medicines Co./The * .............................................             71,100
    6,500     Medicis Pharmaceutical Corp., Class A ...........................            133,900
    2,500     Myriad Genetics, Inc. * .........................................            103,850
    4,000     Omnicell, Inc. *.................................................             48,080
    8,800     Parexel International Corp. *....................................            223,520
    5,700     Pediatrix Medical Group, Inc. * .................................            387,714
    7,200     PharmaNet Development Group, Inc. * .............................            171,792
    4,900     PSS World Medical, Inc. *........................................             80,703
    6,900     Psychiatric Solutions, Inc. * ...................................            239,499
    3,600     SonoSite, Inc. * ................................................            114,804
    7,900     Sun Healthcare Group, Inc. *.....................................            103,885
    7,300     Trizetto Group * ................................................            153,665
    6,000     Wright Medical Group, Inc. * ....................................            167,520
    1,000     XenoPort, Inc. *.................................................             42,780
    5,900     Zoll Medical Corp. * ............................................            196,942
                                                                                       -----------
                                                                                         4,695,696
                                                                                       -----------
              INDUSTRIALS - 25.83%
   10,900     AAR Corp. * .....................................................            255,060
    5,700     Actuant Corp., Class A ..........................................            193,059
    1,300     Acuity Brands, Inc. .............................................             62,192
    3,200     Advisory Board Co./The * ........................................            149,184
    1,900     American Commercial Lines, Inc. * ...............................             30,058
    7,300     BE Aerospace, Inc. * ............................................            294,628
    3,100     Bucyrus International, Inc., Class A ............................            390,383
    4,600     Chart Industries, Inc. * ........................................            186,944
    2,700     Clean Harbors, Inc. * ...........................................            178,119
   12,700     Comfort Systems USA, Inc. .......................................            172,720
    9,600     Diamond Management & Technology Consultants, Inc. ...............             59,040
    4,100     EnPro Industries, Inc. * ........................................            148,830
    5,200     FTI Consulting, Inc. *...........................................            332,800
    2,500     G&K Services, Inc., Class A .....................................             78,825
    5,100     Genesis Lease, Ltd., ADR ........................................             68,850
    6,600     Geo Group, Inc./The * ...........................................            174,570
    3,400     GeoEye, Inc. * ..................................................             78,302
    4,900     Healthcare Services Group .......................................             74,774
    3,700     Heico Corp. .....................................................            190,587
    6,700     HUB Group, Inc., Class A* .......................................            219,023
   10,000     Hudson Highland Group, Inc. * ...................................             88,700
    1,600     Huron Consulting Group, Inc. * ..................................             66,976
    3,100     IHS, Inc., Class A* .............................................            204,755
    2,600     II-VI, Inc. * ...................................................             96,564
   14,200     Innovative Solutions & Support, Inc. *...........................            131,350
    2,900     Kaydon Corp. ....................................................            151,873
    4,100     Kenexa Corp. * ..................................................             71,709
    2,400     Kirby Corp. * ...................................................            131,616
    4,700     Ladish Co., Inc. * ..............................................            141,282
    6,500     LMI Aerospace, Inc. * ...........................................            124,800
    2,900     Middleby Corp. * ................................................            181,975
    1,900     Perini Corp. * ..................................................             68,742
    4,500     RBC Bearings, Inc. * ............................................            179,865
    8,400     Simpson Manufacturing Co., Inc. .................................            221,676
    1,800     Stericycle, Inc. * ..............................................             96,084

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
52

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------
              INDUSTRIALS (CONTINUED)
    4,900     TransDigm Group, Inc. * .........................................        $   186,053
    6,500     Triumph Group, Inc. .............................................            382,655
    4,500     UAP Holding Corp. ...............................................            175,095
    3,800     URS Corp. * .....................................................            153,292
   10,000     Wabtec Corp. ....................................................            428,800
    2,600     Walter Industries, Inc. .........................................            180,336
    6,300     Waste Connections, Inc. *........................................            202,041
    2,900     Watson Wyatt Worldwide, Inc., Class A ...........................            169,998
                                                                                       -----------
                                                                                         7,174,185
                                                                                       -----------
              INFORMATION TECHNOLOGY - 25.36%
    4,500     ACI Worldwide, Inc. * ...........................................             99,450
    1,200     Anixter International, Inc. *....................................             68,364
    4,100     Ansoft Corp. * ..................................................            135,956
    6,800     Ansys, Inc. *....................................................            273,564
    5,000     Aspen Technology, Inc. *.........................................             68,700
    3,900     Atheros Communications, Inc. * ..................................            103,818
    7,500     Blackboard, Inc. * ..............................................            259,050
    3,400     Cabot Microelectonics Corp. * ...................................            115,770
    2,300     CACI International, Inc., Class A* ..............................            115,276
    6,600     Commvault Systems, Inc. * .......................................             81,180
    5,200     Comtech Telecommunications Corp. * ..............................            201,396
    1,800     Cymer, Inc. * ...................................................             46,782
    9,900     Dice Holdings, Inc. *............................................             67,518
    7,750     Diodes, Inc. *...................................................            209,560
    9,100     DivX, Inc. * ....................................................             68,068
    4,900     Double-Take Software, Inc. * ....................................             72,912
    5,300     EMS Technologies, Inc. * ........................................            137,058
    3,900     Emulex Corp. * ..................................................             51,051
   10,800     ExlService Holdings, Inc. * .....................................            271,296
    1,800     FARO Technologies, Inc. * .......................................             63,432
   11,400     Flir Systems, Inc. * ............................................            391,362
   12,600     Forrester Research, Inc. * ......................................            363,384
   13,500     i2 Technologies, Inc. * .........................................            141,750
    7,000     Informatica Corp. *..............................................            111,720
   15,000     Kulicke & Soffa Industries, Inc. * ..............................             98,850
   12,000     Manhattan Associates, Inc. * ....................................            312,120
    6,800     Micros Systems, Inc. *...........................................            242,420
   10,500     Microsemi Corp. * ...............................................            257,250
   14,000     MPS Group, Inc. *................................................            150,220
    4,800     Netlogic Microsystems, Inc. * ...................................            157,392
    2,800     Neutral Tandem, Inc. *...........................................             53,844
   11,700     Nice Systems, Ltd., ADR*.........................................            372,528
   12,800     Perficient, Inc. * ..............................................            117,504
    2,200     Power Integrations, Inc. *.......................................             68,574
    3,000     Quality Systems, Inc. ...........................................             96,360
      800     Rofin-Sinar Technologies, Inc. * ................................             30,464
    5,300     Satyam Computer Services, Ltd., ADR .............................            136,104
    1,700     Scansource, Inc. * ..............................................             42,449
   17,200     Secure Computing Corp. * ........................................            113,864
    3,000     SiRF Technology Holdings, Inc. * ................................             17,730
    8,100     SkillSoft PLC, ADR*..............................................             81,405
   15,800     SonicWALL, Inc. * ...............................................            121,502
    5,500     Standard Microsystems Corp. * ...................................            163,075
    7,600     SuccessFactors, Inc. * ..........................................             83,904
    9,700     SYKES Enterprises, Inc. * .......................................            161,214
    9,500     Technitrol, Inc. ................................................            199,500
    4,500     THQ, Inc. * .....................................................             95,760
    7,600     Travelzoo, Inc. * ...............................................             84,664
    3,100     Valueclick, Inc. *...............................................             61,845
    4,200     Wright Express Corp. * ..........................................            138,600
    5,000     Zoran Corp. *....................................................             65,800
                                                                                       -----------
                                                                                         7,043,359
                                                                                       -----------
              MATERIALS - 3.61%
    1,200     Aptargroup, Inc. ................................................             52,980
    2,400     Buckeye Technologies, Inc. * ....................................             20,712
    2,500     Century Aluminum Co. * ..........................................            173,225
    1,800     Haynes International, Inc. *.....................................            112,770
    1,300     Owens-Illinois, Inc. * ..........................................             71,695
    3,500     RTI International Metals, Inc. * ................................            144,165
    4,700     Silgan Holdings, Inc. ...........................................            250,416
    4,700     Terra Industries, Inc. * ........................................            177,942
                                                                                       -----------
                                                                                         1,003,905
                                                                                       -----------

              TELECOMMUNICATION SERVICES - 0.96%
    1,900     Cbeyond, Inc. * .................................................             37,506
    6,400     NTELOS Holdings Corp. ...........................................            165,632
    8,100     PAETEC Holding Corp. *...........................................             62,451
                                                                                       -----------
                                                                                           265,589
                                                                                       -----------

              UTILITIES - 0.47%
    1,100     Energen Corp. ...................................................             75,064
    1,000     ITC Holdings Corp. ..............................................             55,780
                                                                                       -----------
                                                                                           130,844
                                                                                       -----------
              TOTAL COMMON STOCKS

              (Cost $27,673,982) ..............................................         27,183,112

INVESTMENT COMPANY - 2.03%
--------------------------------------------------------------------------------------------------

  563,760    SSgA Prime Money Market
             Fund .............................................................            563,760
                                                                                       -----------
             TOTAL INVESTMENT COMPANY
             (Cost $563,760)...................................................            563,760

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 SMALL CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                              Value (Note 2)
------                                                                              --------------
TOTAL INVESTMENTS - 99.90%
--------------------------------------------------------------------------------------------------
              (Cost $28,237,742**) ............................................        $27,746,872

NET OTHER ASSETS AND LIABILITIES - 0.10%
--------------------------------------------------------------------------------------------------
                                                                                            27,053

TOTAL NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------
                                                                                       $27,773,925

--------------------------------------------------------------------------------
    * Non-income producing.
   ** Aggregate cost for Federal tax purposes was $28,541,296.
  ADR American Depositary Receipt.
  PLC Public Limited Company.
 REIT Real Estate Investment Trust.

      The industry classification method used for purposes of this report's allocation charts and portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

              See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
54

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

              GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
                              AS OF APRIL 30, 2008

                     [PIE CHART OF GEOGRAPHICAL ALLOCATION]

Europe (excluding United Kingdom)                                  44%
United Kingdom                                                     19%
Japan                                                              12%
Pacific Basin                                                       8%
Cash & Other Net Assets                                             5%
Other Countries                                                     5%
Latin America                                                       4%
Africa                                                              3%

                                   [END CHART]

--------------------------------------------------------------------------------

Shares                                                                                Value (Note 2)
------                                                                                --------------
COMMON STOCKS - 93.72%
----------------------------------------------------------------------------------------------------
             ARGENTINA - 0.54%
    14,300   Tenaris S.A., ADR ................................................         $    758,043
                                                                                        ------------
             AUSTRALIA - 0.16%
    25,044   ABC Learning Centres, Ltd. (O) ...................................               31,486
    17,048   Fairfax Media, Ltd. (O) ..........................................               56,192
    12,015   James Hardie Industries N.V. (O) .................................               67,325
    26,819   Macquarie Infrastructure Group (O) ...............................               71,477
                                                                                        ------------
                                                                                             226,480
                                                                                        ------------
             AUSTRIA - 0.05%
     1,285   ANDRITZ AG .......................................................               76,451
                                                                                        ------------
             BAHRAIN - 0.08%
     3,589   Investcorp Bank BSC, GDR .........................................               96,006
       914   Investcorp Bank BSC, GDR (C)                                                     24,449
                                                                                        ------------
                                                                                             120,455
                                                                                        ------------
             BELGIUM - 0.83%
     5,180   Arseus N.V. *.....................................................               73,781
    13,359   InBev N.V. (O) ...................................................            1,097,991
                                                                                        ------------
                                                                                           1,171,772
                                                                                        ------------
             BRAZIL - 1.59%
    20,100   Banco do Brasil S.A. .............................................              342,577
     9,900   Cia de Concessoes Rodoviarias                                                   186,831
     7,070   Empresa Brasileira de Aeronautica S.A., ADR ......................              294,678
     7,341   Iochpe Maxion S.A. ...............................................              154,686
    43,390   JHSF Participacoes S.A. ..........................................              167,352
    28,877   Redecard S.A. ....................................................              551,774
    10,390   Souza Cruz S.A. ..................................................              285,416
    11,130   Tam S.A., ADR ....................................................              262,668
                                                                                        ------------
                                                                                           2,245,982
                                                                                        ------------
             CANADA - 1.56%
    48,100   TELUS Corp. ......................................................            2,207,244
                                                                                        ------------
             EGYPT - 0.61%
     2,777   Eastern Tobacco ..................................................              201,682
     6,542   Egyptian Co. for Mobile Services .................................              239,995
     2,841   Orascom Construction   Industries.................................              233,311
    12,170   Orascom Telecom Holding S.A.E. ...................................              183,796
                                                                                        ------------
                                                                                             858,784
                                                                                        ------------
             FINLAND - 1.92%
     1,920   Konecranes OYJ ...................................................               83,805
    79,700   Nokia OYJ.........................................................            2,446,563
     3,710   Sampo OYJ, A Shares...............................................              104,819
     1,770   Vacon PLC (O).....................................................               81,280
                                                                                        ------------
                                                                                           2,716,467
                                                                                        ------------
             FRANCE - 11.21%
    37,151   AXA S.A. (O)......................................................            1,382,453
    13,736   BNP Paribas.......................................................            1,480,714
    47,600   Gaz de France S.A. (O) ...........................................            3,137,248
    21,100   Groupe Danone (O) ................................................            1,866,928
     1,147   Neopost S.A. .....................................................              119,627
    32,021   Sanofi-Aventis S.A. (O) ..........................................            2,499,752
       884   Sechilienne-Sidec ................................................               70,042
     8,300   Societe Generale (O) .............................................              971,082
     1,900   Societe Generale, New Shares *                                                  219,457
    48,115   Total S.A. (O)....................................................            4,040,011
       696   Virbac S.A. ......................................................               65,548
                                                                                        ------------
                                                                                          15,852,862
                                                                                        ------------
             GERMANY - 10.69%
    25,329   Adidas AG.........................................................            1,616,170
     8,650   Allianz SE .......................................................            1,762,976
     5,750   Compugroup Holding AG * ..........................................               87,717

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                                Value (Note 2)
------                                                                                --------------
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------------------------
             GERMANY (CONTINUED)
     9,400   Continental AG (O) .................................................       $  1,105,194
     1,730   CTS Eventim AG .....................................................             65,979
     4,680   D+S europe AG *.....................................................             95,435
    25,800   Daimler AG .........................................................          2,005,268
    73,300   Deutsche Post AG....................................................          2,285,472
    15,700   E.ON AG (O) ........................................................          3,194,475
     1,063   Pfeiffer Vacuum Technology AG.......................................            101,765
     1,537   SGL Carbon AG *.....................................................            104,819
    21,614   Siemens AG .........................................................          2,542,586
     2,887   Symrise AG..........................................................             71,590
       897   Wincor Nixdorf AG ..................................................             68,615
                                                                                        ------------
                                                                                          15,108,061
                                                                                        ------------
             GREECE - 1.71%
    19,380   National Bank of Greece S.A. ..                                               1,072,770
    31,190   OPAP S.A. ..........................................................          1,213,798
     3,850   Piraeus Bank S.A. ..................................................            130,890
                                                                                        ------------
                                                                                           2,417,458
                                                                                        ------------
             HONG KONG - 0.11%
    12,320   Esprit Holdings, Ltd. ..............................................            151,727
                                                                                        ------------
             INDIA - 1.38%
     3,000   Grasim Industries, Ltd. *...........................................            178,082
    11,291   Hero Honda Motors, Ltd. ............................................            237,985
    24,826   Hindustan Unilever, Ltd. ...........................................            153,803
    21,426   Oil & Natural Gas Corp., Ltd. ......................................            545,394
    16,820   Punjab National Bank, Ltd. .........................................            227,899
    37,197   Satyam Computer Services, Ltd. .....................................            434,264
     3,799   State Bank of India, Ltd. ..........................................            167,000
                                                                                        ------------
                                                                                           1,944,427
                                                                                        ------------
             INDONESIA - 0.60%
   769,500   Bank Mandiri Persero Tbk PT                                                     239,895
    90,500   PT Astra International Tbk .........................................            196,270
    10,170   Telekomunikasi Indonesia   Tbk PT, ADR ............................            394,799
    13,000   United Tractors Tbk PT .............................................             16,987
                                                                                        ------------
                                                                                             847,951
                                                                                        ------------
             IRELAND - 1.54%
     7,795   Anglo Irish Bank Corp. PLC .........................................            109,207
    51,887   CRH PLC ............................................................          1,983,709
     3,709   DCC PLC ............................................................             85,276
                                                                                        ------------
                                                                                           2,178,192
                                                                                        ------------
             ISLE OF MAN - 0.04%
    19,553   Hansard Global PLC .................................................             62,474
                                                                                        ------------
             ISRAEL - 0.43%
    57,870   Bank Hapoalim BM....................................................            244,497
     5,700   Delek Automotive Systems, Ltd. .....................................             87,875
    15,082   Israel Chemicals, Ltd. .............................................            276,855
                                                                                        ------------
                                                                                             609,227
                                                                                        ------------
             ITALY - 2.99%
    79,680   ENI SpA ............................................................          3,068,599
   152,474   UniCredit SpA ......................................................          1,158,262
                                                                                        ------------
                                                                                           4,226,861
                                                                                        ------------
             JAPAN - 12.14%
     6,390   Amano Corp. ........................................................             67,421
     3,600   Asahi Pretec Corp. (O) .............................................             94,701
    20,500   Canon, Inc. ........................................................          1,019,705
    43,650   Daito Trust Construction Co., Ltd. .................................          2,020,911
     2,760   Don Quijote Co., Ltd. (O) ..........................................             49,872
       177   East Japan Railway Co. .............................................          1,403,606
     2,280   Hisamitsu Pharmaceutical Co., Inc. (O) .............................             84,840
    35,100   HOYA Corp. (O) .....................................................            966,980
     5,310   Ichiyoshi Securities Co., Ltd. (O) .................................             57,600
       106   Inpex Holdings, Inc. ...............................................          1,176,200
     1,870   Jafco Co., Ltd. (O) ................................................             74,056
       393   Japan Tobacco, Inc. ................................................          1,902,219
    48,350   JSR Corp. ..........................................................          1,084,568
        89   KK DaVinci Advisors (O)* ...........................................             83,773
     3,130   Konami Corp. (O) ...................................................            111,379
     4,390   MISUMI Group, Inc. (O)..............................................             84,827
    19,800   Nidec Corp. (O) ....................................................          1,483,011
     5,090   Ohara, Inc. ........................................................             87,641
     6,220   OSG Corp. (O) ......................................................             87,047
       179   Sumitomo Mitsui Financial Group, Inc. (O) ..........................          1,532,476
   266,400   Sumitomo Trust & Banking Co., Ltd./The .............................          2,382,667
     5,000   Suruga Bank, Ltd. ..................................................             70,165
     1,920   Sysmex Corp. (O) ...................................................             77,689
    17,000   Takeda Pharmaceutical Co., Ltd. ....................................            892,768
     3,720   THK Co., Ltd. ......................................................             82,022
     2,810   Union Tool Co. (O) .................................................            102,680
     1,100   USS Co., Ltd. ......................................................             77,444
                                                                                        ------------
                                                                                          17,158,268
                                                                                        ------------
             KAZAKHSTAN - 0.09%
     5,135   Eurasia Natural Resources Corp. * ..................................            122,288
                                                                                        ------------
             MALAYSIA - 0.22%
    11,700   British American Tobacco Malaysia Bhd...............................            158,333
   152,200   PLUS Expressways Bhd ...............................................            155,139
                                                                                        ------------
                                                                                             313,472
                                                                                        ------------

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
56

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                                Value (Note 2)
------                                                                                --------------
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------------------------
             MEXICO - 0.98%
    10,846   Cemex SAB de C.V., ADR *............................................       $    299,892
     5,390   Desarrolladora Homex SAB de C.V., ADR * ............................            321,136
     4,900   Fomento Economico Mexicano SAB de C.V., ADR ........................            212,905
    13,130   Grupo Televisa S.A., ADR ...........................................            324,049
    47,910   Kimberly-Clark de Mexico SAB de C.V., Class A ......................            227,447
                                                                                        ------------
                                                                                           1,385,429
                                                                                        ------------
             NETHERLANDS - 2.07%
     2,514   Advanced Metallurgical Group N.V. (O)* .............................            171,877
     1,810   Boskalis Westminster................                                            108,982
     1,786   Fugro N.V. .........................................................            159,360
    17,940   Heineken N.V........................................................          1,044,165
     4,072   Innoconcepts .......................................................             68,902
     4,773   Ordina N.V. ........................................................             79,128
     2,397   SBM Offshore N.V. ..................................................             91,641
    29,130   TNT N.V.............................................................          1,131,363
     2,972   USG People N.V. (O) ................................................             68,840
                                                                                        ------------
                                                                                           2,924,258
                                                                                        ------------
             NORWAY - 0.21%
     3,340   Acergy S.A. (O).....................................................             82,353
     5,080   ODIM ASA* ..........................................................             89,292
     8,370   Songa Offshore ASA (O)* ............................................            122,192
                                                                                        ------------
                                                                                             293,837
                                                                                        ------------
             PHILIPPINES - 0.31%
     7,260   Philippine Long Distance Telephone Co., ADR ........................            443,586
                                                                                        ------------
             PORTUGAL - 0.04%
    12,175   Banif SGPS S.A. ....................................................             58,183
                                                                                        ------------
             RUSSIA - 0.97%
     6,400   Eurasia Drilling Co., Ltd., GDR (C)* ...............................            148,480
     1,660   Evraz Group S.A., GDR ..............................................            172,225
     5,750   Mobile Telesystems OJSC, ADR .......................................            446,085
     4,422   Oriflame Cosmetics S.A., SDR .......................................            338,625
    79,352   TNK-BP Holding .....................................................            155,133
       540   Vsmpo-Avisma Corp. .................................................            116,640
                                                                                        ------------
                                                                                           1,377,188
                                                                                        ------------
             SINGAPORE - 2.99%
     8,300   Cosco Corp. Singapore, Ltd., ADR ...................................             93,375
    86,000   DBS Group Holdings, Ltd. ...........................................          1,257,934
 1,010,300   Singapore Telecommunications, Ltd. .................................          2,872,221
                                                                                        ------------
                                                                                           4,223,530
                                                                                        ------------
             SOUTH AFRICA - 2.17%
    17,959   Aquarius Platinum, Ltd. ............................................            282,451
    29,139   Imperial Holdings, Ltd. * ..........................................            294,647
    10,836   Kumba Iron Ore, Ltd. ...............................................            472,350
    26,718   Massmart Holdings, Ltd. ............................................            249,696
    12,000   Murray & Roberts Holdings, Ltd. ....................................            140,283
    14,563   Naspers, Ltd. ......................................................            315,983
    17,337   Nedbank Group, Ltd. ................................................            262,217
    60,042   Pretoria Portland Cement Co., Ltd. .................................            317,246
    70,758   Sanlam, Ltd. .......................................................            186,933
    93,618   Steinhoff International Holdings, Ltd. .............................            229,395
    93,279   Truworths International, Ltd. ......................................            315,432
                                                                                        ------------
                                                                                           3,066,633
                                                                                        ------------
             SOUTH KOREA - 2.27%
       237   Amorepacific Corp. .................................................            150,097
     1,742   GS Engineering & Construction Corp. ................................            256,266
     1,545   Hite Brewery Co., Ltd. .............................................            182,598
    12,372   Kookmin Bank .......................................................            862,517
     2,069   Samsung Electronics Co., Ltd., GDR (C)..............................            736,564
    11,178   Shinhan Financial Group Co., Ltd. ..................................            645,496
    11,890   Woongjin Coway Co., Ltd. ...........................................            375,917
                                                                                        ------------
                                                                                           3,209,455
                                                                                        ------------
             SPAIN - 1.30%
    78,250   Banco Santander S.A. (O)............................................          1,687,040
     2,510   Codere S.A. * ......................................................             46,847
     3,690   Indra Sistemas S.A. ................................................            100,693
                                                                                        ------------
                                                                                           1,834,580
                                                                                        ------------
             SWEDEN - 0.88%
    10,707   Duni AB *...........................................................             83,956
     6,390   Elekta AB, B Shares ................................................            111,138
     4,043   Getinge AB, B Shares (O) ...........................................            103,201
     3,240   Indutrade AB (O) ...................................................             77,568
     7,460   KappAhl Holding AB (O)*.............................................             64,719
   313,300   Telefonaktiebolaget LM Ericsson, B B Shares (O).....................            798,676
                                                                                        ------------
                                                                                           1,239,258
                                                                                        ------------
             SWITZERLAND - 8.84%
        13   Bank Sarasin & Cie AG, Series B ....................................             59,169
       156   Banque Cantonale Vaudoise ..........................................             61,327
       350   Burckhardt Compression Holding AG ..................................            112,156
       600   Dufry Group ........................................................             64,991

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                                Value (Note 2)
------                                                                                --------------
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------------------------
             SWITZERLAND (CONTINUED)
     1,236   Gottex Fund Management
             Holdings, Ltd. * ...................................................       $     45,062
     7,817   Nestle S.A. ........................................................          3,727,380
    78,185   Novartis AG ........................................................          3,953,132
    12,900   Roche Holding AG....................................................          2,138,655
     3,105   Swisscom AG (O).....................................................          1,102,226
     1,831   Swissquote Group Holding S.A. ......................................             86,605
     3,747   Zurich Financial Services AG .......................................          1,140,493
                                                                                        ------------
                                                                                          12,491,196
                                                                                        ------------
             TAIWAN - 0.83%
   156,000   Advanced Semiconductor Engineering, Inc. ...........................            160,368
    44,690   Advantech Co., Ltd. ................................................            115,220
    52,664   HON HAI Precision Industry Co., Ltd. ...............................            305,286
    56,599   Novatek Microelectronics Corp., Ltd. ...............................            218,421
   168,261   Taiwan Semiconductor Manufacturing Co., Ltd. .......................            368,602
                                                                                        ------------
                                                                                           1,167,897
                                                                                        ------------
             TURKEY - 0.73%
    15,459   Ford Otomotiv Sanayi AS ............................................            145,371
    49,015   Turkcell Iletisim Hizmet AS ........................................            391,782
     4,392   Turkcell Iletisim Hizmet AS, ADR ...................................             88,499
    87,760   Turkiye Is Bankasi..................................................            405,755
                                                                                        ------------
                                                                                           1,031,407
                                                                                        ------------
             UNITED KINGDOM - 18.64%
    13,693   Ashmore Group PLC ..................................................             77,855
   296,400   BAE Systems PLC ....................................................          2,745,517
   228,091   BP PLC .............................................................          2,765,738
    28,620   British American Tobacco PLC .......................................          1,077,454
     4,764   Charter PLC ........................................................             84,995
     2,046   Chemring Group PLC .................................................            100,048
   103,600   Diageo PLC .........................................................          2,123,840
    15,778   Enodis PLC .........................................................             76,167
    15,782   Filtrona PLC .......................................................             47,450
    75,120   GlaxoSmithKline PLC ................................................          1,671,179
    28,618   Hampson Industries PLC .............................................             82,351
    59,900   HSBC Holdings PLC...................................................          1,045,501
    39,432   Imperial Tobacco Group PLC .........................................          1,892,981
     5,430   Intertek Group PLC .................................................            104,851
   120,500   Lloyds TSB Group PLC ...............................................          1,034,272
     9,119   Man Group PLC.......................................................            105,235
    75,308   National Grid PLC...................................................          1,046,914
     4,743   Northgate PLC ......................................................             55,911
   573,578   Old Mutual PLC......................................................          1,459,292
   121,000   Prudential PLC .....................................................          1,656,899
    30,500   Reckitt Benckiser PLC ..............................................          1,778,334
    46,969   Regus Group PLC ....................................................             85,988
    18,700   Sepura, Ltd. *......................................................             34,513
   196,800   Tesco PLC...........................................................          1,675,499
    53,100   Unilever PLC .......................................................          1,793,559
     6,467   Victrex PLC.........................................................             91,379
   515,892   Vodafone Group PLC .................................................          1,641,172
                                                                                        ------------
                                                                                          26,354,894
                                                                                        ------------
             TOTAL COMMON STOCKS
             (Cost $121,688,339) ................................................        132,476,277

COMMON STOCK UNIT - 0.05%
----------------------------------------------------------------------------------------------------
             IRELAND - 0.05%
     8,563   Grafton Group PLC *.................................................             68,771
                                                                                        ------------
             TOTAL COMMON STOCK UNIT
             (Cost $82,902)......................................................             68,771

PREFERRED STOCKS - 0.98%
----------------------------------------------------------------------------------------------------
             BRAZIL - 0.89%
    18,603   AES Tiete S.A. .....................................................            164,565
    12,767   Cia Energetica de Minas Gerais                                                  259,760
    10,554   Cia Vale do Rio Doce................................................            333,553
    59,100   Klabin S.A. ........................................................            226,550
    16,100   Suzano Papel e Celulose S.A. .......................................            275,351
                                                                                        ------------
                                                                                           1,259,779
                                                                                        ------------
             GERMANY - 0.09%
     1,202   Fuchs Petrolub AG...................................................            123,380
                                                                                        ------------
             TOTAL PREFERRED STOCKS
             (Cost $976,314).....................................................          1,383,159

INVESTMENT COMPANY - 4.47%
----------------------------------------------------------------------------------------------------
             UNITED STATES - 4.47%
 6,317,671   SSgA Prime Money Market Fund .......................................          6,317,671
                                                                                        ------------
             TOTAL INVESTMENT COMPANY
             (Cost $6,317,671) ..................................................          6,317,671

COLLATERAL FOR SECURITIES ON LOAN - 14.44%
----------------------------------------------------------------------------------------------------
             UNITED STATES - 14.44%
20,403,577   State Street Navigator Securities Lending Prime Portfolio (I) ......         20,403,577
                                                                                        ------------
             TOTAL COLLATERAL FOR SECURITIES ON LOAN
             (Cost $20,403,577) .................................................         20,403,577

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
58

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Value (Note 2)
                                                                                      --------------
TOTAL INVESTMENTS - 113.66%
----------------------------------------------------------------------------------------------------
(Cost $149,468,803**) .........................................................         $160,649,455

NET OTHER ASSETS AND LIABILITIES - (13.66)%
----------------------------------------------------------------------------------------------------
                                                                                         (19,302,237)

TOTAL NET ASSETS - 100.00%
----------------------------------------------------------------------------------------------------
                                                                                        $141,347,218

--------------------------------------------------------------------------------
   * Non-income producing.
  ** Aggregate cost for Federal tax purposes was $150,035,377.
 (C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
 (I) Represents investments of cash collateral received in connection with securities lending.
 (O) All (or portion of security) on loan.
 ADR American Depositary Receipt.
 GDR Global Depositary Receipt.
 PLC Public Limited Company.
 SDR Swedish Depositary Receipt.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER INFORMATION:
Industry Concentration
                                                                          % of Net Assets
                                                                          ---------------
Commercial Banks                                                                    11.0%
Oil, Gas & Consumable Fuels                                                          8.5%
Pharmaceuticals                                                                      8.0%
Insurance                                                                            5.5%
Net Other Assets & Liabilities                                                       5.2%
Food Products                                                                        5.2%
Tobacco                                                                              3.9%
Diversified Telecommunication Services                                               3.7%
Wireless Telecommunication Services                                                  3.4%
Electric Utilities                                                                   3.3%
Beverages                                                                            3.3%
Air Freight & Logistics                                                              2.6%
Electronic Equipment & Instruments                                                   2.5%
Communications Equipment                                                             2.3%
Aerospace & Defense                                                                  2.3%
Gas Utilities                                                                        2.2%
Electrical Equipment                                                                 1.9%
Construction Materials                                                               1.9%
Automobiles                                                                          1.8%
Diversified Financial Services                                                       1.8%
Metals & Mining                                                                      1.8%
Real Estate Management & Development                                                 1.6%
Household Products                                                                   1.6%
Textiles, Apparel & Luxury Goods                                                     1.4%
Food & Staples Retailing                                                             1.4%
Chemicals                                                                            1.1%
Road & Rail                                                                          1.0%
Hotels, Restaurants & Leisure                                                        0.9%
Auto Components                                                                      0.9%
Office Electronics                                                                   0.8%
IT Services                                                                          0.8%
Machinery                                                                            0.7%
Commercial Services & Supplies                                                       0.6%
Semiconductors & Semiconductor Equipment                                             0.5%
Construction & Engineering                                                           0.5%
Media                                                                                0.5%
Household Durables                                                                   0.4%
Capital Markets                                                                      0.4%
Paper & Forest Products                                                              0.4%
Personal Products                                                                    0.3%
Industrial Conglomerates                                                             0.3%
Transportation Infrastructure                                                        0.3%
Energy Equipment & Services                                                          0.3%
Building Products                                                                    0.3%
Health Care Equipment & Supplies                                                     0.3%
Computers & Peripherals                                                              0.1%
Specialty Retail                                                                     0.1%
Distributors                                                                         0.1%
Marine                                                                               0.1%
Software                                                                             0.1%
Health Care Technology                                                               0.1%
Multi-Utilities*                                                                     0.0%
Leisure Equipment & Products*                                                        0.0%
Consumer Discretionary*                                                              0.0%
Multiline Retail*                                                                    0.0%
                                                                                   ------
                                                                                   100.0%
                                                                                   ======

*Rounds to 0.0%

 The industry classification method used for purposes of the industry concentration table above may differ from the industry subclassification(s) used for Trust compliance purposes.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
60

--------------------------------------------------------------------------------

                      This page is left blank intentionally

--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                CONSERVATIVE           MODERATE         AGGRESSIVE
                                                                                  ALLOCATION         ALLOCATION         ALLOCATION
                                                                                        FUND               FUND               FUND
===================================================================================================================================
ASSETS:
Investments:
  Investments at cost
      Unaffiliated issuers                                                       $11,282,633        $33,163,595        $11,388,349
      Affiliated issuers(4)                                                       18,044,687         53,408,471         17,565,341
  Net unrealized appreciation (depreciation)
      Unaffiliated issuers                                                           115,842            737,182            417,522
      Affiliated issuers(4)                                                          (18,335)          (747,905)          (572,270)
                                                                                 --------------------------------------------------
         Total investments at value                                               29,424,827         86,561,343         28,798,942
Receivables:
  Investments sold                                                                       558                558              2,924
  Fund shares sold                                                                    41,940             45,993             51,484
  Dividends and interest                                                                  82                105                112
  Due from Adviser, net                                                                7,697                  -              9,588
Prepaid insurance and registration fees                                               24,854             31,926             23,082
Deferred offering costs                                                               11,762             11,762             11,762
                                                                                 --------------------------------------------------
  Total Assets                                                                    29,511,720         86,651,687         28,897,894
                                                                                 --------------------------------------------------
LIABILITIES:
Payables:
  Investments purchased                                                               38,545             10,327             17,142
  Fund shares repurchased                                                              2,002              6,870             10,619
  Due to Adviser, net                                                                      -              8,004                  -
  Administration and transfer agent fees                                               4,382              2,687              3,673
  Distribution fees - Class B                                                          3,759             13,742              4,906
  Distribution fees - Class C                                                            546                413                111
  Shareholder servicing fees                                                           5,793             17,032              5,669
Accrued expenses and other payables                                                   13,983             15,535             13,112
                                                                                 --------------------------------------------------
  Total Liabilities                                                                   69,010             74,610             55,232
                                                                                 --------------------------------------------------
NET ASSETS                                                                       $29,442,710        $86,577,077        $28,842,662
                                                                                 ==================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $29,269,519        $86,967,232        $29,237,139
  Accumulated undistributed net investment income (loss)                             136,634            (21,909           (178,498)
  Accumulated net realized loss on investments sold
      and foreign currency related transactions                                      (60,950           (357,523            (61,231)
  Net unrealized appreciation (depreciation) of investments (including
      appreciation (depreciation) of foreign currency related transactions)           97,507            (10,723           (154,748)
                                                                                 --------------------------------------------------
NET ASSETS                                                                       $29,442,710        $86,577,077        $28,842,662
                                                                                 ==================================================
CLASS A SHARES:
  Net Assets                                                                     $22,150,143        $62,623,347        $20,359,301
  Shares of beneficial interest outstanding                                        2,073,687          5,717,098          1,824,444
  NET ASSET VALUE and redemption price per share(1)                              $     10.68        $     10.95        $     11.16
  Sales charge of offering price(2)                                                     0.65               0.67               0.68
  Maximum offering price per share                                               $     11.33        $     11.62        $     11.84
                                                                                 ==================================================
CLASS B SHARES:
  Net Assets                                                                     $ 6,291,557        $23,044,763        $ 8,281,973
  Shares of beneficial interest outstanding                                          589,873          2,108,548            744,117
  NET ASSET VALUE and redemption price per share(1)                              $     10.67        $     10.93        $     11.13
                                                                                 ==================================================
CLASS C SHARES(3):
  Net Assets                                                                     $ 1,001,010        $   908,967        $   201,388
  Shares of beneficial interest outstanding                                           93,831             83,160             18,078
  NET ASSET VALUE and redemption price per share(1)                              $     10.67        $     10.93        $     11.14
                                                                                 ==================================================

-------------------------------------------------
(1) If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
(2) There is a maximum sales charge of 5.75% on the purchase of shares of the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds.
(3) Class C shares commenced investment operations on February 29, 2008.
(4) See Note 10 for information on affiliated issuers.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
62

================================================================================
 STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        CASH                                  HIGH
                                                                                    RESERVES                                INCOME
                                                                                        FUND          BOND FUND               FUND
===================================================================================================================================
ASSETS:
Investments:
  Investments at cost
      Unaffiliated issuers                                                       $18,872,695       $170,560,098        $88,330,545
  Net unrealized appreciation (depreciation)
      Unaffiliated issuers                                                                 -            742,582           (578,384)
                                                                                 --------------------------------------------------
         Total investments at value                                               18,872,695        171,302,680         87,752,161
Receivables:
  Investments sold                                                                         -            524,011            597,964
  Fund shares sold                                                                    33,179            144,812             96,070
  Dividends and interest                                                               4,871          1,134,691          1,490,714
  Due from Adviser, net                                                                  181                  -                  -
Prepaid insurance and registration fees                                               14,037             15,189             14,789
Other assets                                                                               -             18,888             19,066
                                                                                 --------------------------------------------------
  Total Assets                                                                    18,924,963        173,140,271         89,970,764
                                                                                 --------------------------------------------------
LIABILITIES:
Payable to custodian                                                                     382              9,137             33,558
Payables:
  Investments purchased                                                                    -          3,517,975          1,010,373
  Fund shares repurchased                                                             16,384             85,177             14,589
  Due to Adviser, net                                                                      -             39,662             24,805
  Upon return of securities loaned                                                         -         33,919,219         13,404,520
  Administration and transfer agent fees                                               1,087             25,664             16,210
  Distribution fees - Class B                                                          2,215             13,980              5,828
  Shareholder servicing fees                                                               -             13,475              8,312
Accrued expenses and other payables                                                   14,119             24,223             23,686
                                                                                 --------------------------------------------------
  Total Liabilities                                                                   34,187         37,648,512         14,541,881
                                                                                 --------------------------------------------------
NET ASSETS                                                                       $18,890,776       $135,491,759        $75,428,883
                                                                                 ==================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $18,890,873       $135,880,360        $83,157,703
  Accumulated undistributed net investment income (loss)                              (5,069)            11,754            175,758
  Accumulated net realized gain (loss) on investments sold
      and foreign currency related transactions                                        4,972         (1,142,937)        (7,326,194)
  Net unrealized appreciation (depreciation) of investments (including
      appreciation (depreciation) of foreign currency related transactions)                -            742,582           (578,384)
                                                                                 --------------------------------------------------
NET ASSETS                                                                       $18,890,776       $135,491,759        $75,428,883
                                                                                 ==================================================
CLASS A SHARES:
  Net Assets                                                                     $15,153,932       $ 42,993,239        $31,425,753
  Shares of beneficial interest outstanding                                       15,156,192          4,356,550          4,489,307
  NET ASSET VALUE and redemption price per share(1)                              $      1.00       $       9.87        $      7.00
  Sales charge of offering price(2)                                                        -               0.47               0.33
  Maximum offering price per share                                               $      1.00       $      10.34        $      7.33
                                                                                 ==================================================
CLASS B SHARES:
  Net Assets                                                                     $ 3,736,844       $ 22,421,215        $ 9,487,256
  Shares of beneficial interest outstanding                                        3,738,971          2,271,240          1,340,611
  NET ASSET VALUE and redemption price per share(1)                              $      1.00       $       9.87        $      7.08
                                                                                 ==================================================
CLASS Y SHARES(3):
  Net Assets                                                                                       $ 70,077,305        $34,515,874
  Shares of beneficial interest outstanding                                                           7,104,316          4,938,692
  NET ASSET VALUE and redemption price per share(1)                                                $       9.86        $      6.99
                                                                                 ==================================================

-------------------------------------------------
(1) If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
(2) There is a maximum sales charge of 4.50% on the purchase of shares of the Bond and High Income Funds.
(3) Class Y shares are not available for the Cash Reserves Fund.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    DIVERSIFIED          LARGE CAP
                                                                                                    INCOME FUND         VALUE FUND
===================================================================================================================================
ASSETS:
Investments:
  Investments at cost
      Unaffiliated issuers                                                                         $146,649,547       $163,122,210
  Net unrealized appreciation (depreciation)
      Unaffiliated issuers                                                                             (345,782)        18,972,096
                                                                                                   --------------------------------
         Total investments at value                                                                 146,303,765        182,094,306
  Cash                                                                                                        -                  -
  Foreign currency (cost of $785,924)(Note 2)                                                                 -                  -
Receivables:
  Investments sold                                                                                      598,809                  -
  Fund shares sold                                                                                       11,188            103,728
  Dividends and interest                                                                                810,288            211,363
Prepaid insurance and registration fees                                                                  17,412             18,380
Other assets                                                                                              8,761              8,049
                                                                                                   --------------------------------
      Total Assets                                                                                  147,750,223        182,435,826
                                                                                                   --------------------------------
LIABILITIES:
Payable to custodian                                                                                      1,283                  -
Payables:
  Investments purchased                                                                                 513,418            153,175
  Fund shares repurchased                                                                               130,951            248,172
  Due to Adviser, net                                                                                    48,874             49,091
  Upon return of securities loaned                                                                   20,557,121         13,543,474
  Administration and transfer agent fees                                                                 46,604             56,730
  Distribution fees - Class B                                                                            26,588             17,477
  Shareholder servicing fees                                                                             29,431             23,609
Accrued expenses and other payables                                                                      25,068             30,683
                                                                                                   --------------------------------
  Total Liabilities                                                                                  21,379,338         14,122,411
                                                                                                   --------------------------------
NET ASSETS                                                                                         $126,370,885       $168,313,415
                                                                                                   ================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                  $127,808,590       $149,311,212
  Accumulated undistributed net investment income (loss)                                                 25,077            855,747
  Accumulated net realized gain (loss) on investments sold
      and foreign currency related transactions                                                      (1,117,000)          (825,640)
  Net unrealized appreciation (depreciation) of investments (including
      appreciation (depreciation) of foreign currency related transactions)                            (345,782)        18,972,096
                                                                                                   --------------------------------
NET ASSETS                                                                                         $126,370,885       $168,313,415
                                                                                                   ================================
CLASS A SHARES:
  Net Assets                                                                                       $ 83,604,397       $ 87,063,350
  Shares of beneficial interest outstanding                                                           7,235,666          5,806,209
  NET ASSET VALUE and redemption price per share(1)                                                $      11.55              14.99
  Sales charge of offering price(2)                                                                        0.70               0.91
  Maximum offering price per share                                                                 $      12.25       $      15.90
                                                                                                   ================================
CLASS B SHARES:
  Net Assets                                                                                       $ 42,766,488       $ 28,226,101
  Shares of beneficial interest outstanding                                                           3,683,435          1,908,959
  NET ASSET VALUE and redemption price per share(1)                                                $      11.61       $      14.79
                                                                                                   ================================
CLASS Y SHARES(3):
  Net Assets                                                                                                          $ 53,023,964
  Shares of beneficial interest outstanding                                                                              3,535,908
  NET ASSET VALUE and redemption price per share(1)                                                                   $      15.00
                                                                                                   ================================

-------------------------------------------------
(1) If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
(2) Sales charge of offering price is 5.75% for the Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, and International Stock Funds.
(3) Class Y shares are not available for the Diversified Income Fund.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
64

================================================================================

--------------------------------------------------------------------------------

   LARGE CAP          MID CAP         MID CAP       SMALL CAP       SMALL CAP    INTERNATIONAL
 GROWTH FUND       VALUE FUND     GROWTH FUND      VALUE FUND     GROWTH FUND       STOCK FUND
==============================================================================================
$192,817,479      $63,057,541     $92,504,835     $24,992,941     $28,237,742     $149,468,803

  11,555,007          910,730         697,699      (1,599,343)       (490,870)      11,180,652
----------------------------------------------------------------------------------------------
 204,372,486       63,968,271      93,202,534      23,393,598      27,746,872      160,649,455
           -                -          78,409               -           8,670           29,500
           -                -               -               -               -          783,546

   3,214,092        1,121,464         985,068         256,663               -          511,765
     224,429           22,551          94,421               -          49,400          206,509
     113,697           47,536          46,109          30,182           6,345          712,180
      17,161           16,285          18,001          12,703          12,925           14,572
      10,644            8,622          11,603               -               -           68,866
----------------------------------------------------------------------------------------------
 207,952,509       65,184,729      94,436,145      23,693,146      27,824,212      162,976,393
----------------------------------------------------------------------------------------------

     103,150            3,551               -               -               -                -
   7,083,292          896,563       1,519,418         147,779           8,670          973,248
     124,280           95,813          42,761               -             227           78,395
      89,109           17,839          41,164          11,325          13,150           75,887
  19,319,833       13,254,711      15,062,634               -               -       20,403,577
      47,407           27,488          23,927           6,346           6,453           25,741
      15,980           10,112           5,978             107              97            7,560
      16,559            9,272           6,787           1,168           1,042            9,623
      28,234           26,750          25,439          22,250          20,648           55,144
----------------------------------------------------------------------------------------------
  26,827,844       14,342,099      16,728,108         188,975          50,287       21,629,175
----------------------------------------------------------------------------------------------
$181,124,665      $50,842,630     $77,708,037     $23,504,171     $27,773,925     $141,347,218
==============================================================================================

$173,905,311      $52,668,674     $79,798,336     $25,426,402     $29,793,320     $122,333,596
      61,918          155,076        (270,959)         40,676         (15,980)         835,729

  (4,397,571)      (2,891,850)     (2,517,039)       (363,564)     (1,512,545)       7,009,042

  11,555,007          910,730         697,699      (1,599,343)       (490,870)      11,168,851
----------------------------------------------------------------------------------------------
$181,124,665      $50,842,630     $77,708,037     $23,504,171     $27,773,925     $141,347,218
==============================================================================================

$ 55,488,328      $29,007,791     $23,777,417     $ 5,645,705     $ 5,010,253     $ 35,011,988
   3,495,611        2,568,896       3,663,575         605,786         526,910        2,633,118
$      15.87      $     11.29     $      6.49     $      9.32     $      9.51     $      13.30
        0.97             0.69            0.40            0.57            0.58             0.81
$      16.84      $     11.98     $      6.89     $      9.89     $     10.09     $      14.11
==============================================================================================

$ 25,882,213      $16,395,594     $ 9,837,973     $   175,981     $   163,335     $ 12,388,099
   1,746,505        1,533,139       1,612,041          18,988          17,356          944,051
$      14.82      $     10.69     $      6.10     $      9.27     $      9.41     $      13.12
==============================================================================================

$ 99,754,124      $ 5,439,245     $44,092,647     $17,682,485     $22,600,337     $ 93,947,131
   6,253,479          475,877       6,762,352       1,896,728       2,369,289        7,066,598
$      15.95      $     11.43     $      6.52     $      9.32     $      9.54     $      13.29
==============================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         CONSERVATIVE        MODERATE      AGGRESSIVE
                                                                           ALLOCATION      ALLOCATION      ALLOCATION
                                                                                 FUND            FUND            FUND
=====================================================================================================================
INVESTMENT INCOME:
   Interest                                                                 $     577     $     1,581     $     1,013
   Dividends
      Unaffiliated issuers                                                    240,118         356,966          37,787
      Affiliated issuers(1)                                                   174,040         583,688         131,553
                                                                            -----------------------------------------
      Total investment income                                                 414,735         942,235         170,353
                                                                            -----------------------------------------
EXPENSES:
Management fees                                                                22,730          76,779          25,427
Administration and transfer agent fees                                         36,091          50,797          43,066
Registration expenses                                                          12,746          17,136          13,751
Custodian and accounting fees                                                  11,947          12,042          11,524
Professional fees                                                               8,998          10,369           9,135
Reports to shareholder expense                                                  1,577           5,793           1,924
Trustees' fees                                                                  1,035           3,808           1,262
Distribution fees - Class B                                                    18,526          75,910          27,181
Distribution fees - Class C(2)                                                    754             528             182
Shareholder servicing fees - Class A                                           21,996          70,503          22,666
Shareholder servicing fees - Class B                                            6,175          25,303           9,060
Shareholder servicing fees - Class C(2)                                           252             176              61
Compliance expense                                                              1,951           1,951           1,951
Amortization of offering costs                                                  1,612           1,612           1,612
Other expenses                                                                    200           1,235             260
                                                                            -----------------------------------------
   Total expenses before reimbursement/waiver                                 146,590         353,942         169,062
   Less reimbursement/waiver                                                  (47,726)         (8,763)        (52,694)
                                                                            -----------------------------------------
   Total expenses net of reimbursement/waiver                                  98,864         345,179         116,368
                                                                            -----------------------------------------
NET INVESTMENT INCOME                                                         315,871         597,056          53,985
                                                                            -----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments (including net realized gain
   (loss) on foreign currency related transactions)
      Unaffiliated issuers                                                   (380,120)     (1,027,316)       (375,615)
      Affiliated issuers(1)                                                    12,064        (922,433)       (520,692)
Capital gain distributions received from underlying funds
      Unaffiliated issuers                                                    173,073         534,977         152,845
      Affiliated issuers(1)                                                   166,950       1,230,849         769,876
Net change in unrealized depreciation on investments
   (including a net unrealized appreciation (depreciation) on
   foreign currency related transactions)                                    (394,172)     (4,362,929)     (2,452,421)
                                                                            -----------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                              (422,205)     (4,546,852)     (2,426,007)
                                                                            -----------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                  $(106,334)    $(3,949,796)    $(2,372,022)
                                                                            =========================================

--------------------------------------
(1) See Note 10 for information on affiliated issuers.
(2) Class C shares commenced investment operations on February 29, 2008.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
66

================================================================================
 STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                CASH                             HIGH
                                                                            RESERVES                           INCOME
                                                                                FUND       BOND FUND             FUND
=====================================================================================================================
INVESTMENT INCOME:
   Interest                                                                 $287,786      $3,038,769      $ 2,678,584
   Securities lending income                                                       -         126,220           32,655
                                                                            -----------------------------------------
      Total investment income                                                287,786       3,164,989        2,711,239
                                                                            -----------------------------------------
EXPENSES:
Management fees                                                               33,706         309,514          190,868
Administration and transfer agent fees                                        18,026         100,939           63,398
Registration expenses                                                         13,178          15,453           12,469
Custodian and accounting fees                                                  8,602          25,494           22,232
Professional fees                                                              7,837          12,545           13,272
Reports to shareholder expense                                                 1,241           9,406            5,471
Trustees' fees                                                                   825           6,244            2,582
Distribution fees - Class B                                                   11,455          91,610           39,584
Shareholder servicing fees - Class A                                               -          65,456           41,311
Shareholder servicing fees - Class B                                               -          30,537           13,195
Compliance expense                                                             3,094           3,094            3,094
Other expenses                                                                   422           2,898            1,713
                                                                            -----------------------------------------
   Total expenses before reimbursement/waiver                                 98,386         673,190          409,189
   Less reimbursement/waiver                                                 (40,584)        (81,809)         (54,815)
                                                                            -----------------------------------------
   Total expenses net of reimbursement/waiver                                 57,802         591,381          354,374
                                                                            -----------------------------------------
NET INVESTMENT INCOME                                                        229,984       2,573,608        2,356,865
                                                                            -----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments (including net realized gain
   (loss) on foreign currency related transactions)
      Unaffiliated issuers                                                     4,966          78,838       (2,440,463)
Net change in unrealized appreciation (depreciation) on investments
   (including a net unrealized appreciation (depreciation) on foreign
   currency related transactions)                                                  -         912,686         (262,896)
                                                                            -----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         4,966         991,524       (2,703,359)
                                                                            -----------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $234,950      $3,565,132       $ (346,494)
                                                                            =========================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        DIVERSIFIED         LARGE CAP
                                                                                        INCOME FUND        VALUE FUND
=====================================================================================================================
INVESTMENT INCOME:
   Interest                                                                             $ 2,059,338      $     72,032
   Dividends
      Unaffiliated issuers                                                                1,182,365         2,449,093
      Less: Foreign taxes withheld                                                                -            (1,421)
   Securities lending income                                                                 60,346            43,528
                                                                                        -----------------------------
      Total investment income                                                             3,302,049         2,563,232
                                                                                        -----------------------------
EXPENSES:
Management fees                                                                             438,506           482,654
Administration and transfer agent fees                                                      176,171           216,776
Registration expenses                                                                        14,780            15,313
Custodian and accounting fees                                                                22,683            30,911
Professional fees                                                                            13,715            15,155
Reports to shareholder expense                                                               11,506            15,361
Trustees' fees                                                                                7,693            10,211
Distribution fees - Class B                                                                 183,677           125,921
Shareholder servicing fees - Class A                                                        107,431           124,542
Shareholder servicing fees - Class B                                                         61,226            41,974
Compliance expense                                                                            3,094             3,094
Amortization of organization and offering costs                                                   -                 -
Other expenses                                                                                3,929             5,074
                                                                                        -----------------------------
   Total expenses before reimbursement/waiver                                             1,044,411         1,086,986
   Less reimbursement/waiver                                                               (118,641)                -
                                                                                        -----------------------------
   Total expenses net of reimbursement/waiver                                               925,770         1,086,986
                                                                                        -----------------------------
                                                                                          2,376,279         1,476,246
                                                                                        -----------------------------
NET INVESTMENT INCOME (LOSS)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments and futures (including net realized gain
   (loss) on foreign currency related transactions)(1)
      Unaffiliated issuers                                                                 (909,272)          (55,971)
Net change in unrealized depreciation on investments
   (including a net unrealized appreciation (depreciation) on foreign
   currency related transactions)(2)                                                     (6,848,280)      (21,258,621)
                                                                                        -----------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                          (7,757,552)      (21,314,592)
                                                                                        -----------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                              $(5,381,273)     $(19,838,346)
                                                                                        =============================

--------------------------------------
(1) Includes foreign capital gains taxes paid of $13,196 for the International Stock Fund.
(2) Net of deferred foreign capital gains taxes of $11,822 for the International Stock Fund.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
68

================================================================================

--------------------------------------------------------------------------------

   LARGE CAP              MID CAP               MID CAP            SMALL CAP           SMALL CAP        INTERNATIONAL
 GROWTH FUND           VALUE FUND           GROWTH FUND           VALUE FUND         GROWTH FUND           STOCK FUND
=====================================================================================================================
$     35,004          $    24,748           $    34,034          $    19,581         $    20,052         $     97,869

     947,575              754,969               146,321              207,671             126,095            2,067,136
         (27)                   -                  (106)                   -                   -             (149,418)
      52,019               46,366                60,288                    -                   -               49,318
---------------------------------------------------------------------------------------------------------------------
   1,034,571             826,083                240,537              227,252             146,147            2,064,905
---------------------------------------------------------------------------------------------------------------------

     592,193              296,699               275,385              109,073             123,951              621,484
     195,595              105,157                96,828               32,560              33,138              105,823
      14,457               14,258                13,169               15,214              15,603               15,011
      31,542               28,563                28,335               18,755              19,583              218,649
      13,658               11,904                11,387               10,354              10,427               16,656
      12,002                5,900                 5,970                1,655               1,892                9,164
       7,914                3,930                 3,941                1,087               1,241                6,114
     110,309               67,925                41,010                  673                 584               49,771
      75,844               41,681                34,732                6,936               6,505               54,451
      36,770               22,642                13,670                  224                 195               16,590
       3,094                3,094                 3,094                2,927               2,927                3,094
           -                    -                     -                1,564               1,564                    -
       3,633                1,975                 1,858                  137                 186                2,927
---------------------------------------------------------------------------------------------------------------------
   1,097,011              603,728               529,379              201,159             217,796            1,119,734
    (124,358)            (112,964)              (17,883)             (57,083)            (55,669)            (199,802)
---------------------------------------------------------------------------------------------------------------------
     972,653              490,764               511,496              144,076             162,127              919,932
---------------------------------------------------------------------------------------------------------------------
      61,918              335,319              (270,959)              83,176             (15,980)           1,144,973
---------------------------------------------------------------------------------------------------------------------

  (2,502,100)          (2,809,165)           (1,750,783)            (361,593)         (1,469,728)           7,278,101

 (10,035,576)          (5,800,254)           (7,886,732)          (1,393,590)         (2,137,351)         (13,398,293)
---------------------------------------------------------------------------------------------------------------------
 (12,537,676)          (8,609,419)           (9,637,515)          (1,755,183)         (3,607,079)          (6,120,192)
---------------------------------------------------------------------------------------------------------------------
$(12,475,758)         $(8,274,100)          $(9,908,474)         $(1,672,007)        $(3,623,059)        $ (4,975,219)
=====================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            CONSERVATIVE ALLOCATION FUND
                                                                                          ================================
                                                                                             SIX MONTHS
                                                                                               ENDED             FOR THE
                                                                                              4/30/08           YEAR ENDED
                                                                                            (unaudited)          10/31/07
==========================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                                                           $20,175,979        $ 3,652,901
                                                                                            ------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                                                                 315,871            329,238
   Net realized gain (loss)                                                                     (28,033)            42,653
   Net change in unrealized appreciation (depreciation)                                        (394,172)           404,421
                                                                                            ------------------------------
   Net increase (decrease) in net assets from operations                                       (106,334)           776,312
                                                                                            ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A                                                                                  (399,196)           (51,399)
      Class B                                                                                   (77,260)            (8,831)
   Net realized gains
      Class A                                                                                   (49,979)            (2,755)
      Class B                                                                                   (13,959)              (722)
                                                                                            ------------------------------
                                                                                               (540,394)           (63,707)
TOTAL DISTRIBUTIONS
CAPITAL STOCK TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                                                                8,827,899         13,474,311
   Issued to shareholders in reinvestment of distributions                                      444,548             53,996
   Shares redeemed                                                                           (2,583,711)        (1,128,574)
   Redemption fees                                                                                    -                  -
                                                                                            ------------------------------
   Net increase (decrease) from capital stock transactions                                    6,688,736         12,399,733
                                                                                            ------------------------------
   CLASS B SHARES
   Shares sold                                                                                2,629,571          4,004,246
   Issued to shareholders in reinvestment of distributions                                       89,168              9,473
   Shares redeemed                                                                             (476,197)          (602,979)
                                                                                            ------------------------------
   Net increase (decrease) from capital stock transactions                                    2,242,542          3,410,740
                                                                                            ------------------------------
   CLASS C SHARES(1)
   Shares sold                                                                                  982,740                  -
   Shares redeemed                                                                                 (559)                 -
                                                                                            ------------------------------
   Net increase from capital stock transactions                                                 982,181                  -
                                                                                            ------------------------------
TOTAL INCREASE IN NET ASSETS                                                                  9,266,731         16,523,078
                                                                                            ------------------------------
NET ASSETS AT END OF PERIOD                                                                 $29,442,710        $20,175,979
                                                                                            ==============================
   Undistributed (distribution in excess of) net investment income                          $   136,634        $   297,219
                                                                                            ==============================
CAPITAL SHARE TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                                                                  836,145          1,248,402
   Issued to shareholders in reinvestment of distributions                                       41,781              5,105
   Shares redeemed                                                                             (242,342)          (103,385)
                                                                                            ------------------------------
   Net increase from capital stock transactions                                                 635,584          1,150,122
                                                                                            ------------------------------
   CLASS B SHARES
   Shares sold                                                                                  249,501            372,604
   Issued to shareholders in reinvestment of distributions                                        8,372                895
   Shares redeemed                                                                              (44,952)           (55,711)
                                                                                            ------------------------------
   Net increase from capital stock transactions                                                 212,921            317,788
                                                                                            ------------------------------
   CLASS C SHARES(1)
   Shares sold                                                                                   93,883                  -
   Shares redeemed                                                                                  (52)                 -
                                                                                            ------------------------------
   Net increase from capital stock transactions                                                  93,831                  -
                                                                                            ==============================

--------------------------------------
(1) Class C shares commenced investment operations on February 29, 2008.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
70

================================================================================

--------------------------------------------------------------------------------

     MODERATE ALLOCATION FUND                 AGGRESSIVE ALLOCATION FUND
=================================        ===================================
   SIX MONTHS                               SIX MONTHS
     ENDED             FOR THE                ENDED                FOR THE
    4/30/08           YEAR ENDED             4/30/08              YEAR ENDED
  (unaudited)          10/31/07            (unaudited)             10/31/07
============================================================================
  $76,137,458        $12,050,789           $26,058,356           $ 3,839,277
----------------------------------------------------------------------------

      597,056            540,030                53,985               (75,146)
     (183,923)           423,717                26,414               272,405
   (4,362,929)         3,974,446            (2,452,421)            2,103,640
----------------------------------------------------------------------------
   (3,949,796)         4,938,193            (2,372,022)            2,300,899
----------------------------------------------------------------------------

     (878,298)          (181,906)             (205,693)              (59,585)
     (161,202)           (40,991)              (26,790)              (16,067)
     (377,095)            (2,871)             (151,810)                    -
     (135,542)            (1,005)              (60,948)                    -
----------------------------------------------------------------------------
   (1,552,137)          (226,773)             (445,241)              (75,652)

   19,231,783         48,015,621             6,681,933            15,561,209
    1,249,151            182,707               357,331                59,544
   (9,985,111)        (4,145,538)           (3,440,977)           (1,083,829)
            -                 36                     -                   337
----------------------------------------------------------------------------
   10,495,823         44,052,826             3,598,287            14,537,261
----------------------------------------------------------------------------

    6,354,332         17,270,965             2,303,007             5,882,184
      294,535             41,397                87,324                15,850
   (2,090,497)        (1,989,939)             (581,473)             (441,463)
----------------------------------------------------------------------------
    4,558,370         15,322,423             1,808,858             5,456,571
----------------------------------------------------------------------------

      888,918                  -               194,424                     -
       (1,559)                 -                     -                     -
----------------------------------------------------------------------------
      887,359                  -               194,424                     -
----------------------------------------------------------------------------
   10,439,619         64,086,669             2,784,306            22,219,079
----------------------------------------------------------------------------
  $86,577,077        $76,137,458           $28,842,662           $26,058,356
============================================================================
  $   (21,909)       $   420,535           $  (178,498)          $         -
============================================================================

    1,769,636          4,291,256               605,734             1,340,392
      111,931             16,867                30,567                 5,384
     (929,369)          (366,086)             (313,631)              (92,598)
----------------------------------------------------------------------------
      952,198          3,942,037               322,670             1,253,178
----------------------------------------------------------------------------

      587,448          1,551,655               208,468               507,991
       26,368              3,821                 7,470                 1,432
     (192,840)          (177,429)              (52,569)              (37,025)
----------------------------------------------------------------------------
      420,976          1,378,047               163,369               472,398
----------------------------------------------------------------------------

       83,304                  -                18,078                     -
         (144)                 -                     -                     -
----------------------------------------------------------------------------
       83,160                  -                18,078                     -
============================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  CASH RESERVES FUND
                                                                                          ================================
                                                                                            SIX MONTHS
                                                                                               ENDED             FOR THE
                                                                                              4/30/08           YEAR ENDED
                                                                                            (unaudited)          10/31/07
==========================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                                                           $15,273,440       $ 17,976,511
                                                                                            ------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                                        229,984            834,115
   Net realized gain (loss)                                                                       4,966                170
   Net change in unrealized appreciation (depreciation)                                               -                  -
                                                                                            ------------------------------
   Net increase (decrease) in net assets from operations                                        234,950            834,285
                                                                                            ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A                                                                                  (202,253)          (507,500)
      Class B                                                                                   (32,697)          (134,775)
      Class Y(1)                                                                                      -           (191,935)
   Net realized gains
      Class A                                                                                      (125)                 -
      Class B                                                                                       (27)                 -
   Return of Capital
      Class A                                                                                         -                  -
      Class B                                                                                         -                  -
      Class Y(1)                                                                                      -                  -
                                                                                            ------------------------------
TOTAL DISTRIBUTIONS                                                                            (235,102)          (834,210)

CAPITAL STOCK TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                                                                5,850,652          7,792,344
   Issued to shareholders in reinvestment of distributions                                      197,237            491,133
   Shares redeemed                                                                           (3,387,574)        (6,779,116)
   Redemption fees                                                                                    -                  -
                                                                                            ------------------------------
   Net increase (decrease) from capital stock transactions                                    2,660,315          1,504,361
                                                                                            ------------------------------
   CLASS B SHARES
   Shares sold                                                                                2,619,435          1,190,341
   Issued to shareholders in reinvestment of distributions                                       30,693            125,452
   Shares redeemed                                                                           (1,692,955)        (2,777,852)
                                                                                            ------------------------------
   Net increase (decrease) from capital stock transactions                                      957,173         (1,462,059)
                                                                                            ------------------------------
   CLASS Y SHARES(1)
   Shares sold                                                                                        -          9,720,899
   Issued to shareholders in reinvestment of distributions                                            -            177,892
   Shares redeemed                                                                                    -        (12,644,239)
                                                                                            ------------------------------
   Net increase (decrease) from capital stock transactions                                            -         (2,745,448)
                                                                                            ------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       3,617,336         (2,703,071)
                                                                                            ------------------------------
NET ASSETS AT END OF PERIOD                                                                 $18,890,776        $15,273,440
                                                                                            ==============================
   Undistributed (distribution in excess of) net investment income                          $    (5,069)       $      (103)
                                                                                            ==============================
CAPITAL SHARE TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                                                                5,850,652          7,771,788
   Issued to shareholders in reinvestment of distributions                                      197,236            491,133
   Shares redeemed                                                                           (3,387,573)        (6,779,116)
                                                                                            ------------------------------
   Net increase (decrease) from capital stock transactions                                    2,660,315          1,483,805
                                                                                            ------------------------------
   CLASS B SHARES
   Shares sold                                                                                2,619,435          1,177,901
   Issued to shareholders in reinvestment of distributions                                       30,693            125,452
   Shares redeemed                                                                           (1,692,955)        (2,777,852)
                                                                                            ------------------------------
   Net increase (decrease) from capital stock transactions                                      957,173         (1,474,499)
                                                                                            ------------------------------
   CLASS Y SHARES(1)
   Shares sold                                                                                        -          9,720,899
   Issued to shareholders in reinvestment of distributions                                            -            177,892
   Shares redeemed                                                                                    -        (12,644,239)
                                                                                            ------------------------------
   Net increase (decrease) from capital stock transactions                                            -         (2,745,448)
                                                                                            ==============================

--------------------------------
(1) Class Y is not available for the Cash Reserves and Diversified Income Funds.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
72

================================================================================

--------------------------------------------------------------------------------

             BOND FUND                               HIGH INCOME FUND                   DIVERSIFIED INCOME FUND
=================================         ===================================       ===============================
   SIX MONTHS                               SIX MONTHS                                  SIX MONTHS
     ENDED             FOR THE                ENDED                FOR THE                ENDED         FOR THE
    4/30/08           YEAR ENDED             4/30/08              YEAR ENDED             4/30/08       YEAR ENDED
  (unaudited)          10/31/07            (unaudited)             10/31/07            (unaudited)      10/31/07
===================================================================================================================
 $116,319,967        $103,020,128           $68,980,447          $ 56,016,602         $147,834,569     $171,824,889
-------------------------------------------------------------------------------------------------------------------

    2,573,608           4,510,107             2,356,865             4,372,552            2,376,279        5,496,618
       78,838            (745,391)           (2,440,463)             (105,282)            (909,272)      10,824,517
      912,686            (266,794)             (262,896)             (676,625)          (6,848,280)      (7,526,200)
-------------------------------------------------------------------------------------------------------------------
    3,565,132           3,497,922              (346,494)            3,590,645           (5,381,273)       8,794,935
-------------------------------------------------------------------------------------------------------------------

   (1,098,632)         (2,111,989)           (1,115,281)           (2,607,240)          (1,736,215)      (3,423,453)
     (419,819)           (975,176)             (236,604)             (930,535)            (614,987)      (2,057,792)
   (1,043,263)           (630,958)             (991,289)             (832,780)                   -                -

            -                   -                     -                     -           (6,854,069)      (1,608,464)
            -                   -                     -                     -           (4,074,977)      (1,343,805)

            -            (367,255)                    -                     -                    -                -
            -            (176,919)                    -                     -                    -                -
            -            (227,665)                    -                     -                    -                -
-------------------------------------------------------------------------------------------------------------------
   (2,561,714)         (4,489,962)           (2,343,174)           (4,370,555)         (13,280,248)      (8,433,514)

    4,653,924          12,124,570             1,922,128             9,684,345            8,703,882       18,704,073
    1,032,024           2,392,663               962,500             2,093,408            8,448,576        4,948,390
  (18,549,528)        (18,264,489)           (5,590,509)          (12,085,886)         (11,961,910)     (24,966,159)
            -                  31                     -                   121                    -              473
-------------------------------------------------------------------------------------------------------------------
  (12,863,580)         (3,747,225)           (2,705,881)             (308,012)           5,190,548       (1,313,223)
-------------------------------------------------------------------------------------------------------------------

      902,676             825,558               188,818               430,166              932,672        2,266,808
      382,662           1,049,574               196,658               778,093            4,620,348        3,337,211
   (5,629,225)        (12,204,406)           (2,738,053)           (5,975,944)         (13,545,731)     (28,642,537)
-------------------------------------------------------------------------------------------------------------------
   (4,343,887)        (10,329,274)           (2,352,577)           (4,767,685)          (7,992,711)     (23,038,518)
-------------------------------------------------------------------------------------------------------------------

   38,524,450          32,727,058            19,516,435            18,609,660                    -                -
    1,043,263             858,685               991,289               832,780                    -                -
   (4,191,872)         (5,217,365)           (6,311,162)             (622,988)                   -                -
-------------------------------------------------------------------------------------------------------------------
   35,375,841          28,368,378            14,196,562            18,819,452                    -                -
-------------------------------------------------------------------------------------------------------------------
   19,171,792          13,299,839             6,448,436            12,963,845          (21,463,684)     (23,990,320)
-------------------------------------------------------------------------------------------------------------------
 $135,491,759        $116,319,967           $75,428,883          $ 68,980,447         $126,370,885     $147,834,569
===================================================================================================================
 $     11,754        $       (140)          $   175,758          $    162,067         $     25,077     $          -
===================================================================================================================

      469,001           1,255,158               274,202             1,300,185              726,504        1,416,600
      103,871             244,847               137,606               283,698              707,050          375,291
   (1,868,854)         (1,884,192)             (807,214)           (1,629,326)          (1,015,179)      (1,892,561)
-------------------------------------------------------------------------------------------------------------------
   (1,295,982)           (384,187)             (395,406)              (45,443)             418,375         (100,670)
-------------------------------------------------------------------------------------------------------------------

       90,713              84,111                26,747                57,300               78,000          171,863
       38,507             107,311                27,969               104,872              384,543          252,769
     (567,835)         (1,248,856)             (388,766)             (802,602)          (1,124,936)      (2,168,918)
-------------------------------------------------------------------------------------------------------------------
     (438,615)         (1,057,434)             (334,050)             (640,430)            (662,393)      (1,744,286)
-------------------------------------------------------------------------------------------------------------------

    3,885,235           3,357,035             2,808,530             2,506,426                    -                -
      105,146              88,162               142,130               113,434                    -                -
     (420,592)           (532,542)             (906,375)              (83,490)                   -                -
-------------------------------------------------------------------------------------------------------------------
    3,569,789           2,912,655             2,044,285             2,536,370                    -                -
===================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                LARGE CAP VALUE FUND
                                                                                          ================================
                                                                                            SIX MONTHS
                                                                                               ENDED             FOR THE
                                                                                              4/30/08           YEAR ENDED
                                                                                            (unaudited)          10/31/07
==========================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                                                          $207,452,538       $183,376,048
                                                                                           -------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                                                               1,476,246          2,258,616
   Net realized gain (loss)                                                                     (55,971)        15,894,676
   Net change in unrealized appreciation (depreciation)                                     (21,258,621)         1,540,285
                                                                                           -------------------------------
   Net increase (decrease) in net assets from operations                                    (19,838,346)        19,693,577
                                                                                           -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A                                                                                (1,320,422)        (1,683,244)
      Class B                                                                                  (174,455)          (427,319)
      Class Y                                                                                  (758,013)          (194,702)
   Net realized gains
      Class A                                                                                  (660,475)                 -
      Class B                                                                                  (233,526)                 -
      Class Y                                                                                  (313,669)                 -
                                                                                           -------------------------------
TOTAL DISTRIBUTIONS                                                                          (3,460,560)        (2,305,265)

CAPITAL STOCK TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                                                                8,510,223         26,960,207
   Issued to shareholders in reinvestment of distributions                                    1,958,638          1,665,527
   Shares redeemed                                                                          (25,486,672)       (36,223,992)
   Redemption fees                                                                                    -                384
                                                                                           -------------------------------
   Net increase (decrease) from capital stock transactions                                  (15,017,811)        (7,597,874)
                                                                                           -------------------------------
   CLASS B SHARES
   Shares sold                                                                                  595,586          2,060,546
   Issued to shareholders in reinvestment of distributions                                      402,492            417,342
   Shares redeemed                                                                          (11,174,354)       (27,155,487)
                                                                                           -------------------------------
   Net decrease from capital stock transactions                                             (10,176,276)       (24,677,599)
                                                                                           -------------------------------
   CLASS Y SHARES
   Shares sold                                                                               34,082,176         41,005,737
   Issued to shareholders in reinvestment of distributions                                    1,071,682            194,702
   Shares redeemed                                                                          (25,799,988)        (2,236,788)
                                                                                           -------------------------------
   Net increase from capital stock transactions                                               9,353,870         38,963,651
                                                                                           -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                     (39,139,123)        24,076,490
                                                                                           -------------------------------
NET ASSETS AT END OF PERIOD                                                                $168,313,415       $207,452,538
                                                                                           ===============================
   Undistributed (distribution in excess of) net investment income                         $    855,747       $  1,632,391
                                                                                           ===============================
CAPITAL SHARE TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                                                                  564,790          1,634,836
   Issued to shareholders in reinvestment of distributions                                      122,876            104,031
   Shares redeemed                                                                           (1,763,992)        (2,189,918)
                                                                                           -------------------------------
   Net increase (decrease) from capital stock transactions                                   (1,076,326)          (451,051)
                                                                                           -------------------------------
   CLASS B SHARES
   Shares sold                                                                                   40,282            128,213
   Issued to shareholders in reinvestment of distributions                                       25,539             26,364
   Shares redeemed                                                                             (754,469)        (1,686,332)
                                                                                           -------------------------------
   Net decrease from capital stock transactions                                                (688,648)        (1,531,755)
                                                                                           -------------------------------
   CLASS Y SHARES
   Shares sold                                                                                2,331,978          2,494,353
   Issued to shareholders in reinvestment of distributions                                       67,275             12,176
   Shares redeemed                                                                           (1,695,897)          (136,915)
                                                                                           -------------------------------
   Net decrease from capital stock transactions                                                 703,356          2,369,614
                                                                                           ===============================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
74

================================================================================

--------------------------------------------------------------------------------

      LARGE CAP GROWTH FUND                        MID CAP VALUE FUND                     MID CAP GROWTH FUND
=================================         ===================================       ===============================
   SIX MONTHS                               SIX MONTHS                                  SIX MONTHS
     ENDED             FOR THE                ENDED                FOR THE                ENDED         FOR THE
    4/30/08           YEAR ENDED             4/30/08              YEAR ENDED             4/30/08       YEAR ENDED
  (unaudited)          10/31/07            (unaudited)             10/31/07            (unaudited)      10/31/07
===================================================================================================================
 $157,211,269        $119,129,652           $ 80,535,127          $ 64,708,039         $79,687,951      $57,482,606
-------------------------------------------------------------------------------------------------------------------

       61,918            (256,659)               335,319               385,476            (270,959)        (651,975)
   (2,502,100)          9,407,200             (2,809,165)            7,771,340          (1,750,783)       7,143,170
  (10,035,576)         13,584,853             (5,800,254)           (2,038,673)         (7,886,732)       4,635,111
-------------------------------------------------------------------------------------------------------------------
  (12,475,758)         22,735,394             (8,274,100)            6,118,143          (9,908,474)      11,126,306
-------------------------------------------------------------------------------------------------------------------

            -                   -               (156,311)             (225,891)                 -                 -
            -                   -                      -                     -                  -                 -
            -                   -               (134,542)              (58,245)                 -                 -

            -                   -             (3,770,988)           (6,548,150)          (228,134)                -
            -                   -             (2,115,276)           (4,744,286)           (94,791)                -
            -                   -             (2,032,161)           (1,122,905)          (254,772)                -
-------------------------------------------------------------------------------------------------------------------
            -                   -             (8,209,278)          (12,699,477)          (577,697)                -

-------------------------------------------------------------------------------------------------------------------
    8,099,364          13,046,575              2,240,563            13,144,708           2,169,705        6,829,470
            -                   -              3,870,252             6,652,422             225,949                -
  (14,205,489)        (21,028,231)            (8,782,081)          (11,010,334)         (7,370,546)     (13,222,614)
            -                 (52)                     -                    58                   -              241
-------------------------------------------------------------------------------------------------------------------
   (6,106,125)         (7,981,708)            (2,671,266)            8,786,854          (4,974,892)      (6,392,903)
-------------------------------------------------------------------------------------------------------------------

      988,960           1,532,860                342,453             1,328,283             334,688          803,608
            -                   -              2,080,810             4,640,283              93,385                -
   (7,925,086)        (15,471,513)            (3,572,045)           (6,392,245)         (2,379,918)      (5,476,863)
-------------------------------------------------------------------------------------------------------------------
   (6,936,126)        (13,938,653)            (1,148,782)             (423,679)         (1,951,845)      (4,673,255)
-------------------------------------------------------------------------------------------------------------------

   53,114,601          44,290,169              8,948,417            17,152,636          20,141,574       28,518,000
            -                   -              2,166,703             1,181,150             254,772                -
   (3,683,196)         (7,023,585)           (20,504,191)           (4,288,539)         (4,963,352)      (6,372,803)
-------------------------------------------------------------------------------------------------------------------
   49,431,405          37,266,584             (9,389,071)           14,045,247          15,432,994       22,145,197
-------------------------------------------------------------------------------------------------------------------
   23,913,396          38,081,617            (29,692,497)           15,827,088          (1,979,914)      22,205,345
-------------------------------------------------------------------------------------------------------------------
 $181,124,665        $157,211,269           $ 50,842,630          $ 80,535,127         $77,708,037      $79,687,951
===================================================================================================================
 $     61,918        $          -           $    155,076          $    110,610         $  (270,959)     $         -
===================================================================================================================

      514,336             832,716                193,734               931,324             331,202          980,119
            -                   -                324,686               503,679              31,824                -
     (944,151)         (1,342,941)              (806,335)             (789,397)         (1,190,100)      (1,897,780)
-------------------------------------------------------------------------------------------------------------------
     (429,815)           (510,225)              (287,915)              645,606            (827,074)        (917,661)
-------------------------------------------------------------------------------------------------------------------

       67,489             104,329                 31,903               100,151             54,731           121,556
            -                   -                183,655               368,569             13,938                 -
     (539,545)         (1,053,076)              (331,132)             (478,969)          (389,515)         (830,485)
-------------------------------------------------------------------------------------------------------------------
     (472,056)           (948,747)              (115,574)              (10,249)          (320,846)         (708,929)
-------------------------------------------------------------------------------------------------------------------

    3,453,937           2,810,145                792,405             1,225,680           3,139,921        4,081,149
            -                   -                181,770                89,247              35,732                -
     (226,734)           (459,007)            (1,862,233)             (306,510)           (778,780)        (963,810)
-------------------------------------------------------------------------------------------------------------------
    3,227,203           2,351,138               (888,058)            1,008,417           2,396,873        3,117,339
===================================================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    SMALL CAP VALUE FUND
                                                                                       ==========================================
                                                                                          SIX MONTHS
                                                                                            ENDED                       FOR THE
                                                                                           4/30/08                     YEAR ENDED
                                                                                         (unaudited)                    10/31/07
==================================================================================================================================
NET ASSETS AT BEGINNING OF PERIOD                                                        $21,246,589                   $         -
                                                                                         -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                                                               83,176                       111,256
   Net realized gain (loss)                                                                 (361,593)                      407,858
   Net change in unrealized appreciation (depreciation)                                   (1,393,590)                     (205,753)
                                                                                         -----------------------------------------
   Net increase (decrease) in net assets from operations                                  (1,672,007)                      313,361
                                                                                         -----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A                                                                                (29,762)                            -
      Class B                                                                                      -                             -
      Class Y(1)                                                                            (128,498)                            -
   Net realized gains
      Class A                                                                               (105,139)                            -
      Class B                                                                                 (3,496)                            -
      Class Y(1)                                                                            (301,331)                            -
                                                                                         -----------------------------------------
TOTAL DISTRIBUTIONS                                                                         (568,226)                            -
CAPITAL STOCK TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                                                               184,684                     5,939,231
   Issued to shareholders in reinvestment of distributions                                   134,901                             -
   Shares redeemed                                                                          (142,145)                      (16,983)
   Redemption fees                                                                               200                           136
                                                                                         -----------------------------------------
   Net increase (decrease) from capital stock transactions                                   177,640                     5,922,384
                                                                                         -----------------------------------------
   CLASS B SHARES
   Shares sold                                                                                14,102                       209,592
   Issued to shareholders in reinvestment of distributions                                     3,443                             -
   Shares redeemed                                                                           (21,141)                      (10,898)
   Redemption fees                                                                                 -                             -
                                                                                         -----------------------------------------
   Net increase (decrease) from capital stock transactions                                    (3,596)                      198,694
                                                                                         -----------------------------------------
   CLASS Y SHARES(1)
   Shares sold                                                                             4,412,683                    15,159,554
   Issued to shareholders in reinvestment of distributions                                   429,829                             -
   Shares redeemed                                                                          (518,741)                     (347,404)
                                                                                         -----------------------------------------
   Net increase from capital stock transactions                                            4,323,771                    14,812,150
                                                                                         -----------------------------------------
TOTAL INCREASE IN NET ASSETS                                                               2,257,582                    21,246,589
                                                                                         -----------------------------------------
NET ASSETS AT END OF PERIOD                                                              $23,504,171                   $21,246,589
                                                                                         =========================================
   Undistributed (distribution in excess of) net investment income                       $    40,676                   $   115,760
                                                                                         =========================================
CAPITAL SHARE TRANSACTIONS:
   CLASS A SHARES
   Shares sold                                                                                19,954                       590,467
   Issued to shareholders in reinvestment of distributions                                    13,807                             -
   Shares redeemed                                                                           (16,821)                       (1,621)
                                                                                         -----------------------------------------
   Net increase (decrease) from capital stock transactions                                    16,940                       588,846
                                                                                         -----------------------------------------
   CLASS B SHARES
   Shares sold                                                                                 1,561                        20,480
   Issued to shareholders in reinvestment of distributions                                       354                             -
   Shares redeemed                                                                            (2,373)                       (1,034)
                                                                                         -----------------------------------------
   Net increase (decrease) from capital stock transactions                                      (458)                       19,446
                                                                                         -----------------------------------------
   CLASS Y SHARES(1)
   Shares sold                                                                               466,770                     1,474,486
   Issued to shareholders in reinvestment of distributions                                    44,040                             -
   Shares redeemed                                                                           (55,285)                      (33,283)
                                                                                         -----------------------------------------
   Net increase from capital stock transactions                                              455,525                     1,441,203
                                                                                         =========================================

---------------------------------
(1) Class Y shares for the Small Cap Value and Small Cap Growth Funds commenced investment operations on January 9, 2007.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
76

================================================================================

--------------------------------------------------------------------------------

      SMALL CAP GROWTH FUND                          INTERNATIONAL STOCK FUND
==================================           ======================================
   SIX MONTHS                                 SIX MONTHS
     ENDED              FOR THE                 ENDED                    FOR THE
    4/30/08            YEAR ENDED              4/30/08                 YEAR ENDED
  (unaudited)           10/31/07             (unaudited)                 10/31/07
===================================================================================
 $25,140,687          $         -            $128,300,707              $104,157,984
-----------------------------------------------------------------------------------

     (15,980)             (19,940)              1,144,973                 1,125,549
  (1,469,728)             283,639               7,278,101                14,950,148
  (2,137,351)           1,646,481             (13,398,293)                5,098,992
-----------------------------------------------------------------------------------
  (3,623,059)           1,910,180              (4,975,219)               21,174,689
-----------------------------------------------------------------------------------

           -                 (777)               (744,049)                 (621,924)
           -                   (6)               (103,291)                        -
           -                    -                (569,819)                 (144,326)

     (67,567)                   -              (7,754,716)               (8,014,544)
      (2,008)                   -              (2,225,021)               (1,623,774)
    (240,764)                   -              (5,070,159)               (1,290,872)
-----------------------------------------------------------------------------------
    (310,339)                (783)            (16,467,055)              (11,695,440)

     215,296            5,345,507               3,594,304                18,778,577
      67,567                  777               6,944,808                 8,362,721
    (266,102)             (18,928)            (15,204,465)              (57,230,976)
           -                  170                     393                       553
-----------------------------------------------------------------------------------
      16,761            5,327,526              (4,664,960)              (30,089,125)
-----------------------------------------------------------------------------------

      25,808              173,916                 982,054                 2,074,401
       2,008                    6               2,246,163                 1,591,060
      (4,594)             (19,602)             (3,068,779)               (5,539,418)
           -                    5                     292                        80
-----------------------------------------------------------------------------------

      23,222              154,325                 159,730                (1,873,877)
-----------------------------------------------------------------------------------

   8,116,039           18,337,548              66,556,673                48,128,646
     240,764                    -               5,639,978                 1,435,198
  (1,830,150)            (588,109)            (33,202,636)               (2,937,368)
-----------------------------------------------------------------------------------
   6,526,653           17,749,439              38,994,015                46,626,476
-----------------------------------------------------------------------------------
   2,633,238           25,140,687              13,046,511                24,142,723
-----------------------------------------------------------------------------------
 $27,773,925          $25,140,687            $141,347,218              $128,300,707
===================================================================================
 $   (15,980)         $         -            $    835,729              $  1,107,915
===================================================================================

      21,727              531,024                 254,724                 1,201,775
       6,309                   79                 501,066                   557,967
     (30,488)              (1,741)             (1,180,565)               (3,743,256)
-----------------------------------------------------------------------------------
      (2,452)             529,362                (424,775)               (1,983,514)
-----------------------------------------------------------------------------------

       2,668               16,744                  73,861                   134,477
         189                    1                 163,834                   107,868
        (473)              (1,773)               (224,379)                 (358,813)
-----------------------------------------------------------------------------------
       2,384               14,972                  13,316                  (116,468)
-----------------------------------------------------------------------------------

     838,729            1,755,432               5,124,650                 3,063,591
      22,438                    -                 407,218                    95,661
    (191,822)             (55,488)             (2,009,830)                 (190,443)
-----------------------------------------------------------------------------------
     669,345            1,699,944               3,522,038                 2,968,809
===================================================================================

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                   CONSERVATIVE ALLOCATION FUND
                                                                        ===================================================
                                                                        SIX MONTHS
                                                                           ENDED             FOR THE
                                                                          4/30/08           YEAR ENDED         INCEPTION
                                                                        (unaudited)          10/31/07        to 10/31/06(1)
===========================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                                  $ 11.13               $ 10.53            $10.00
                                                                        ---------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                0.15                  0.24              0.05
      Net realized and unrealized gain (loss) on investments              (0.30)                 0.49              0.48
                                                                        ---------------------------------------------------
         Total from investment operations                                 (0.15)                 0.73              0.53
                                                                        ---------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                            (0.27)                (0.12)                -
      Distributions from capital gains                                    (0.03)                (0.01)                -
                                                                        ---------------------------------------------------
         Total distributions                                              (0.30)                (0.13)                -
                                                                        ---------------------------------------------------
Net increase (decrease) in net asset value                                (0.45)                 0.60              0.53
                                                                        ---------------------------------------------------
NET ASSET VALUE at end of period                                        $ 10.68               $ 11.13            $10.53
                                                                        ===================================================
TOTAL RETURN(2)                                                           (1.33)%(3)             6.94%             5.30%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                  $22,150               $16,003            $3,031
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser                             1.10%(4)              1.79%            10.53%(4)
   After reimbursement of expenses by Adviser                              0.70%(4)              0.70%             0.70%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                              2.95%(4)              3.00%             2.78%(4)
Portfolio Turnover(5)                                                        53%(3)                39%               26%(3)

CLASS B
-------
NET ASSET VALUE at beginning of period                                  $ 11.07               $ 10.51            $10.00
                                                                        ---------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                0.09                  0.17              0.02
      Net realized and unrealized gain (loss) on investments              (0.27)                 0.48              0.49
                                                                        ---------------------------------------------------
         Total from investment operations                                 (0.18)                 0.65              0.51
                                                                        ---------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                            (0.19)                (0.08)                -
      Distributions from capital gains                                    (0.03)                (0.01)                -
                                                                        ---------------------------------------------------
         Total distributions                                              (0.22)                (0.09)                -
                                                                        ---------------------------------------------------
Net increase (decrease) in net asset value                                (0.40)                 0.56              0.51
                                                                        ---------------------------------------------------
NET ASSET VALUE at end of period                                        $ 10.67               $ 11.07            $10.51
                                                                        ===================================================
TOTAL RETURN(2)                                                           (1.63)%(3)             6.16%             5.10%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                  $ 6,292               $ 4,173            $  622
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser                             1.85%(4)              2.53%            10.21%(4)
   After reimbursement of expenses by Adviser                              1.45%(4)              1.45%             1.45%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                              2.17%(4)              2.23%             2.20%(4)
Portfolio Turnover(5)                                                        53%(3)                39%               26%(3)

---------------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
78

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                       CONSERVATIVE
                                                                     ALLOCATION FUND
                                                                     ===============
                                                                        INCEPTION
                                                                       to 4/30/08(2)
                                                                       (unaudited)
====================================================================================
CLASS C
-------
NET ASSET VALUE at beginning of period                                   $10.47
                                                                         ------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                0.02
      Net realized and unrealized gain on investments                      0.18
                                                                         ------
         Total from investment operations                                  0.20
                                                                         ------
Net increase in net asset value                                            0.20
                                                                         ------
NET ASSET VALUE at end of period                                         $10.67
                                                                         ======
TOTAL RETURN(3)                                                           (1.91)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                   $1,001
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser                             3.52%(5)
   After reimbursement of expenses by Adviser                              1.45%(5)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                              1.70%(5)
Portfolio Turnover(7)                                                        53%(4)

                                                                                      MODERATE ALLOCATION FUND
                                                                       =====================================================
                                                                       SIX MONTHS
                                                                          ENDED               FOR THE
                                                                         4/30/08            YEAR ENDED          INCEPTION
                                                                       (unaudited)           10/31/07         to 10/31/06(1)
============================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                                  $ 11.82              $ 10.65              $10.00
                                                                        ----------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                0.10                 0.17                0.02
      Net realized and unrealized gain (loss) on investments              (0.71)                1.12                0.63
                                                                        ----------------------------------------------------
         Total from investment operations                                 (0.61)                1.29                0.65
                                                                        ----------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                            (0.18)               (0.12)                  -
      Distributions from capital gains                                    (0.08)               (0.00)(6)               -
                                                                        ----------------------------------------------------
         Total distributions                                              (0.26)               (0.12)                  -
                                                                        ----------------------------------------------------
Net increase (decrease) in net asset value                                (0.87)                1.17                0.65
                                                                        ----------------------------------------------------
NET ASSET VALUE at end of period                                        $ 10.95              $ 11.82              $10.65
                                                                        ====================================================
TOTAL RETURN(3)                                                           (5.28)%(4)           12.26%               6.50%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                  $62,623              $56,312              $8,762
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser                             0.72%(5)             0.89%               4.73%(5)
   After reimbursement of expenses by Adviser                              0.70%(5)             0.70%               0.70%(5)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                              1.77%(5)             1.45%               1.34%(5)
Portfolio Turnover(7)                                                        55%(4)               21%                 11%(4)

--------------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Commenced investment operations on February 29, 2008.
(3) Total return without applicable sales charge.
(4) Not annualized.
(5) Annualized.
(6) Amounts represent less than $0.005 per share.
(7) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                      MODERATE ALLOCATION FUND
                                                                       =====================================================
                                                                       SIX MONTHS
                                                                          ENDED               FOR THE
                                                                         4/30/08            YEAR ENDED          INCEPTION
                                                                       (unaudited)           10/31/07         to 10/31/06(1)
============================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                                  $ 11.75              $ 10.63              $10.00
                                                                        ----------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                0.05                 0.09                0.01
      Net realized and unrealized gain (loss) on investments              (0.70)                1.11                0.62
                                                                        ----------------------------------------------------
         Total from investment operations                                 (0.65)                1.20                0.63
                                                                        ----------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                            (0.09)               (0.08)                  -
      Distributions from capital gains                                    (0.08)                   -                   -
                                                                        ----------------------------------------------------
         Total distributions                                              (0.17)               (0.08)                  -
                                                                        ----------------------------------------------------
Net increase (decrease) in net asset value                                (0.82)                1.12                0.63
                                                                        ----------------------------------------------------
NET ASSET VALUE at end of period                                        $ 10.93              $ 11.75              $10.63
                                                                        ====================================================
TOTAL RETURN(3)                                                           (5.60)%(4)           11.38%               6.30%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                  $23,045              $19,825              $3,289
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser                             1.47%(5)             1.64%               4.71%(5)
   After reimbursement of expenses by Adviser                              1.45%(5)             1.45%               1.45%(5)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                              0.97%(5)             0.63%               0.67%(5)
Portfolio Turnover(7)                                                        55%(4)               21%                 11%(4)

                                                                          INCEPTION
                                                                        to 4/30/08(2)
                                                                         (unaudited)
                                                                        =============
CLASS C
-------
NET ASSET VALUE at beginning of period                                     $10.61
                                                                           ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                  0.00(6)
      Net realized and unrealized gain on investments                        0.32
                                                                           ----------
         Total from investment operations                                    0.32
                                                                           ----------
Net increase in net asset value                                              0.32
                                                                           ----------
NET ASSET VALUE at end of period                                           $10.93
                                                                           ==========
TOTAL RETURN(3)                                                              3.02%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                     $  909
Ratios of expenses to average net assets
    Before reimbursement of expenses by Adviser                              3.80%(5)
    After reimbursement of expenses by Adviser                               1.45%(5)
Ratio of net investment income to average net assets
    After reimbursement of expenses by Adviser                               0.14%(5)
Portfolio Turnover(7)                                                          55%(4)

---------------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Commenced investment operations on February 29, 2008.
(3) Total return without applicable sales charge.
(4) Not annualized.
(5) Annualized.
(6) Amounts represent less than $0.005 per share.
(7) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
80

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                     AGGRESSIVE ALLOCATION FUND
                                                                       =====================================================
                                                                       SIX MONTHS
                                                                          ENDED               FOR THE
                                                                         4/30/08            YEAR ENDED          INCEPTION
                                                                       (unaudited)           10/31/07         to 10/31/06(1)
============================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                                  $ 12.53              $ 10.76              $10.00
                                                                        ----------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                0.05                 0.09               (0.01)
      Net realized and unrealized gain on investments                     (1.19)                1.83                0.77
                                                                        ----------------------------------------------------
         Total from investment operations                                 (1.14)                1.92                0.76
                                                                        ----------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                            (0.13)               (0.15)                  -
      Distributions from capital gains                                    (0.10)                   -                   -
                                                                        ----------------------------------------------------
         Total distributions                                              (0.23)               (0.15)                  -
                                                                        ----------------------------------------------------
Net increase in net asset value                                           (1.37)                1.77                0.76
                                                                        ----------------------------------------------------
NET ASSET VALUE at end of period                                        $ 11.16              $ 12.53              $10.76
                                                                        ====================================================
TOTAL RETURN(2)                                                           (9.18)%(3)           18.00%               7.60%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                  $20,359              $18,824              $2,675
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser                             1.10%(4)             1.62%              10.14%(4)
   After reimbursement of expenses by Adviser                              0.70%(4)             0.70%               0.70%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                              0.67%(4)            (0.33)%             (0.56)%(4)
Portfolio Turnover(6)                                                        58%(3)               24%                 10%(3)

CLASS B
-------
NET ASSET VALUE at beginning of period                                  $ 12.46              $ 10.74              $10.00
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                0.00(5)              0.00(5)            (0.01)
      Net realized and unrealized gain (loss) on investments              (1.19)                1.82                0.75
                                                                        ----------------------------------------------------
         Total from investment operations                                 (1.19)                1.82                0.74
                                                                        ----------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                            (0.04)               (0.10)                  -
      Distributions from capital gains                                    (0.10)                   -                   -
                                                                        ----------------------------------------------------
         Total distributions                                              (0.14)               (0.10)                  -
                                                                        ----------------------------------------------------
Net increase (decrease) in net asset value                                (1.33)                1.72                0.74
                                                                        ----------------------------------------------------
NET ASSET VALUE at end of period                                        $ 11.13              $ 12.46              $10.74
                                                                        ====================================================
TOTAL RETURN(2)                                                           (9.60)%(3)           17.11%               7.40%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                  $ 8,282              $ 7,234              $1,164
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser                             1.85%(4)             2.38%              10.07%(4)
   After reimbursement of expenses by Adviser                              1.45%(4)             1.45%               1.45%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                             (0.18)%(4)           (1.06)%             (1.28)%(4)
Portfolio Turnover(6)                                                        58%(3)               24%                 10%(3)

---------------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                          AGGRESSIVE
                                                                       ALLOCATION FUND
                                                                       ===============
                                                                          INCEPTION
                                                                        to 4/30/08(1)
                                                                         (unaudited)
                                                                        ==============

CLASS C
-------
NET ASSET VALUE at beginning of period                                      $10.70
                                                                            --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                  (0.02)
      Net realized and unrealized gain (loss) on investments                  0.46
                                                                            --------
         Total from investment operations                                     0.44
                                                                            --------
Net increase (decrease) in net asset value                                    0.44
                                                                            --------
NET ASSET VALUE at end of period                                            $11.14
                                                                            ========
TOTAL RETURN(2)                                                               4.11%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                      $  202
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser                                8.64%(4)
   After reimbursement of expenses by Adviser                                 1.45%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                                (1.40)%(4)
Portfolio Turnover(6)                                                           58%(3)

                                                                                    CASH RESERVES FUND
                                                      ============================================================================
                                                       SIX MONTHS                      FOR THE YEAR ENDED OCTOBER 31,
                                                      Ended 4/30/08    -----------------------------------------------------------
                                                       (unaudited)       2007        2006        2005        2004        2003
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                        --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                0.01           0.05        0.04        0.02        0.01        0.00(5)
                                                        --------------------------------------------------------------------------
         Total from investment operations                  0.01           0.05        0.04        0.02        0.01        0.00
                                                        --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income            (0.01)         (0.05)      (0.04)      (0.02)      (0.01)      (0.00)(5)
                                                        --------------------------------------------------------------------------
         Total distributions                              (0.01)         (0.05)      (0.04)      (0.02)      (0.01)      (0.00)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                    -              -           -           -           -           -
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                        ==========================================================================
TOTAL RETURN(2)                                            1.51%(3)       4.73%       4.27%       2.33%       0.68%       0.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $15,154        $12,494     $10,989     $11,243     $11,916     $14,236
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser             1.03%(4)       1.09%       1.09%       0.98%       0.82%       0.87%
   After reimbursement of expenses by Adviser              0.55%(4)       0.55%       0.55%       0.55%       0.55%       0.55%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser              2.87%(4)       4.64%       4.13%       2.30%       0.68%       0.75%

-------------------------------------------------------
(1) Commenced investment operations on February 29, 2008.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
82

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                    CASH RESERVES FUND
                                                      ============================================================================
                                                       SIX MONTHS                      FOR THE YEAR ENDED OCTOBER 31,
                                                      Ended 4/30/08    -----------------------------------------------------------
                                                       (unaudited)       2007        2006        2005        2004        2003
==================================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                  $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $  1.00
                                                        --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                               0.01           0.04        0.03        0.02        0.00(7)      0.00(7)
                                                        --------------------------------------------------------------------------
         Total from investment operations                 0.01           0.04        0.03        0.02        0.00         0.00
                                                        --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income           (0.01)         (0.04)      (0.03)      (0.02)          -        (0.00)(7)
                                                        --------------------------------------------------------------------------
         Total distributions                             (0.01)         (0.04)      (0.03)      (0.02)          -        (0.00)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                   -              -           -           -        0.00         0.00
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $  1.00
                                                        ==========================================================================
TOTAL RETURN(3)                                           1.13%(5)       3.94%       3.48%       1.57%       0.07%        0.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $3,737         $2,779      $4,242      $6,105      $8,432      $12,071
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser            1.78%(6)       1.84%       1.84%       1.73%       1.57%        1.62%
   After reimbursement of expenses by Adviser             1.30%(6)       1.30%       1.30%       1.30%       1.15%(4)     1.23%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser             2.08%(6)       3.88%       3.37%       1.49%       0.06%        0.08%

                                                            FOR THE
                                                          PERIOD ENDED        INCEPTION
                                                            6/14/07(1)      TO 10/31/06(2)
                                                          ================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                       $ 1.00             $ 1.00
                                                             -----------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                    0.03               0.02
                                                             -----------------------------
         Total from investment operations                      0.03               0.02
                                                             -----------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                (0.03)             (0.02)
                                                             -----------------------------
         Total distributions                                  (0.03)             (0.02)
                                                             -----------------------------
Net increase (decrease) in net asset value                        -                  -
                                                             -----------------------------
NET ASSET VALUE at end of period                             $ 1.00             $ 1.00
                                                             =============================
TOTAL RETURN(3)                                                 N/A               1.57%(5)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                       $    -             $2,746
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser                 1.00%(6)           1.35%(6)
   After reimbursement of expenses by Adviser                  0.55%(6)           0.55%(6)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                  4.62%(6)           4.75%(6)

----------------------------------------------------
(1) Cash Reserves Fund Class Y shares were liquidated June 14, 2007.
(2) Commenced investment operations on June 30, 2006.
(3) Total return without applicable sales charge.
(4) Amount includes fees waived by distributor.
(5) Not annualized.
(6) Annualized.
(7) Amounts represent less than $0.005 per share.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                       BOND FUND
                                                      ============================================================================
                                                       SIX MONTHS                      FOR THE YEAR ENDED OCTOBER  31,
                                                      Ended 4/30/08    -----------------------------------------------------------
                                                       (unaudited)       2007        2006        2005        2004        2003
==================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $  9.78        $  9.88     $  9.85     $ 10.17     $ 10.12     $ 10.17
                                                        --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                0.21           0.43        0.42        0.39        0.37        0.40
      Net realized and unrealized gain (loss)
         on investments                                    0.09          (0.10)       0.03       (0.31)       0.07       (0.05)
                                                        --------------------------------------------------------------------------
         Total from investment operations                  0.30           0.33        0.45        0.08        0.44        0.35
                                                        --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income            (0.21)         (0.36)      (0.42)      (0.40)      (0.39)      (0.40)
      Return of capital                                       -          (0.07)          -           -           -           -
                                                        --------------------------------------------------------------------------
         Total distributions                              (0.21)         (0.43)      (0.42)      (0.40)      (0.39)      (0.40)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 0.09          (0.10)       0.03       (0.32)       0.05       (0.05)
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  9.87        $  9.78     $  9.88     $  9.85     $ 10.17     $ 10.12
                                                        ==========================================================================
TOTAL RETURN(1)                                            3.03%(2)       3.42%       4.70%       0.74%       4.46%       3.51%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $42,993        $55,271     $59,646     $61,942     $59,900     $78,165
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser             1.03%(3)       1.08%       1.08%       1.07%       1.01%       1.10%
   After reimbursement of expenses by Adviser              0.90%(3)       0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser              4.22%(3)       4.40%       4.27%       3.82%       3.73%       3.94%
Portfolio Turnover(4)                                         9%(2)         40%         33%         43%         81%         75%

CLASS B
-------
NET ASSET VALUE at beginning of period                  $  9.78        $  9.88     $  9.85     $ 10.17     $ 10.12     $ 10.18
                                                        --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                 0.17           0.35        0.35        0.31        0.30        0.33
     Net realized and unrealized gain (loss)
        on investments                                     0.09          (0.10)       0.03       (0.31)       0.07       (0.06)
                                                        --------------------------------------------------------------------------
        Total from investment operations                   0.26           0.25        0.38           -        0.37        0.27
                                                        --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
     Distributions from net investment income             (0.17)         (0.29)      (0.35)      (0.32)      (0.32)      (0.33)
     Return of capital                                        -          (0.06)          -           -           -           -
                                                        --------------------------------------------------------------------------
        Total distributions                               (0.17)         (0.35)      (0.35)      (0.32)      (0.32)      (0.33)
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 0.09          (0.10)       0.03       (0.32)       0.05       (0.06)
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  9.87        $  9.78     $  9.88     $  9.85     $ 10.17     $ 10.12
                                                        ==========================================================================
TOTAL RETURN(1)                                            2.65%(2)       2.64%       3.91%      (0.01)%      3.68%       2.64%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $22,421        $26,507     $37,233     $47,588     $55,269     $64,529
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser             1.78%(3)       1.83%       1.83%       1.82%       1.76%       1.85%
   After reimbursement of expenses by Adviser              1.65%(3)       1.65%       1.65%       1.65%       1.65%       1.65%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser              3.46%(3)       3.65%       3.51%       3.08%       2.95%       3.19%
Portfolio Turnover(4)                                         9%(2)         40%         33%         43%         81%         75%

--------------------------------------------------
(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
84

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                    BOND FUND
                                                              =====================================================
                                                              SIX MONTHS
                                                                 ENDED             FOR THE
                                                                4/30/08           YEAR ENDED          INCEPTION
                                                              (unaudited)          10/31/07          to 10/31/06(1)
===================================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                         $  9.77              $  9.88              $ 9.61
                                                               ----------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.22                 0.45                0.15
      Net realized and unrealized gain (loss)
         on investments                                           0.09                (0.11)               0.27
                                                               ----------------------------------------------------
         Total from investment operations                         0.31                 0.34                0.42
                                                               ----------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.22)               (0.38)              (0.15)
      Return of capital                                              -                (0.07)                  -
                                                               ----------------------------------------------------
         Total distributions                                     (0.22)               (0.45)              (0.15)
                                                               ----------------------------------------------------
Net increase (decrease) in net asset value                        0.09                (0.11)               0.27
                                                               ----------------------------------------------------
NET ASSET VALUE at end of period                               $  9.86              $  9.77              $ 9.88
                                                               ====================================================
TOTAL RETURN(2)                                                   3.17%(3)             3.58%               4.39%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $70,078              $34,542              $6,141
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser                    0.79%(4)             0.82%               0.89%(4)
   After reimbursement of expenses by Adviser                     0.65%(4)             0.65%               0.65%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                     4.45%(4)             4.69%               4.67%(4)
Portfolio Turnover(6)                                                9%(3)               40%                 33%(3)

                                                                                      HIGH INCOME FUND
                                                       ============================================================================
                                                        SIX MONTHS                      FOR THE YEAR ENDED OCTOBER 31,
                                                       Ended 4/30/08      ---------------------------------------------------------
                                                        (unaudited)         2007        2006        2005        2004        2003
===================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                   $  7.29          $  7.36     $  7.29     $  7.56     $  7.36     $  6.57
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.24             0.53        0.52        0.49        0.55        0.54
      Net realized and unrealized gain (loss)
         on investments                                    (0.29)           (0.08)       0.07       (0.28)       0.21        0.80
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (0.05)            0.45        0.59        0.21        0.76        1.34
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.24)           (0.52)      (0.52)      (0.48)      (0.56)      (0.55)
                                                         --------------------------------------------------------------------------
         Total distributions                               (0.24)           (0.52)      (0.52)      (0.48)      (0.56)      (0.55)
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (0.29)           (0.07)       0.07       (0.27)       0.20        0.79
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $  7.00          $  7.29     $  7.36     $  7.29     $  7.56     $  7.36
                                                         ==========================================================================
TOTAL RETURN(2)                                            (0.69)%(3)        6.31%       8.33%       2.85%      10.73%      21.09%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $31,426          $35,610     $36,281     $43,872     $44,137     $33,024
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser              1.16%(4)         1.21%       1.22%       1.23%       1.16%       1.38%
   After reimbursement of expenses by Adviser               1.00%(4)         1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser               6.82%(4)         7.10%       6.98%       6.50%       7.37%       7.73%
Portfolio Turnover(6)                                         29%(3)           74%         67%         81%(5)      60%         58%

------------------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Reflects subadviser change as of February 28, 2005.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                      HIGH INCOME FUND
                                                       ============================================================================
                                                        SIX MONTHS                      FOR THE YEAR ENDED OCTOBER 31,
                                                       Ended 4/30/08      ---------------------------------------------------------
                                                        (unaudited)         2007        2006        2005        2004        2003
===================================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                   $  7.32          $  7.39      $ 7.31    $   7.58     $  7.37     $  6.59
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.23             0.49        0.47        0.43        0.49        0.49
      Net realized and unrealized gain (loss)
         on investments                                    (0.31)           (0.09)       0.07       (0.28)       0.22        0.78
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (0.08)            0.40        0.54        0.15        0.71        1.27
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.16)           (0.47)      (0.46)      (0.42)      (0.50)      (0.49)
                                                         --------------------------------------------------------------------------
         Total distributions                               (0.16)           (0.47)      (0.46)      (0.42)      (0.50)      (0.49)
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (0.24)           (0.07)       0.08       (0.27)       0.21        0.78
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $  7.08          $  7.32     $  7.39     $  7.31     $  7.58     $  7.37
                                                         ==========================================================================
TOTAL RETURN(2)                                            (1.04)%(3)        5.50%       7.64%       2.06%      10.02%      19.96%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $ 9,487          $12,255     $17,099     $21,255     $23,349     $21,992
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser              1.91%(4)         1.96%       1.97%       1.98%       1.91%       2.13%
   After reimbursement of expenses by Adviser               1.75%(4)         1.75%       1.75%       1.75%       1.75%       1.75%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser               6.07%(4)         6.34%       6.24%       5.75%       6.63%       6.98%
Portfolio Turnover(6)                                         29%(3)           74%         67%         81%(5)      60%         58%

                                                               SIX MONTHS
                                                                 ENDED             FOR THE
                                                                4/30/08           YEAR ENDED          INCEPTION
                                                              (unaudited)          10/31/07          to 10/31/06(1)
                                                              =====================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                         $  7.30              $  7.36              $ 7.21
                                                               ----------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.24                 0.51                0.16
      Net realized and unrealized gain (loss)
         on investments                                          (0.29)               (0.03)               0.17
                                                               ----------------------------------------------------
         Total from investment operations                        (0.05)                0.48                0.33
                                                               ----------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.26)               (0.54)              (0.18)
                                                               ----------------------------------------------------
         Total distributions                                     (0.26)               (0.54)              (0.18)
                                                               ----------------------------------------------------
Net increase (decrease) in net asset value                       (0.31)               (0.06)               0.15
                                                               ----------------------------------------------------
NET ASSET VALUE at end of period                               $  6.99              $  7.30              $ 7.36
                                                               ====================================================
TOTAL RETURN(2)                                                  (0.61)%(3)            6.72%               4.59%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $34,516              $21,115              $2,637
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser                    0.91%(4)             0.94%               1.06%(4)
   After reimbursement of expenses by Adviser                     0.75%(4)             0.75%               0.75%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                     7.05%(4)             7.43%               7.33%(4)
Portfolio Turnover(6)                                               29%(3)               74%                 67%(3)

------------------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Reflects subadviser change as of February 28, 2005.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
86

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                     DIVERSIFIED INCOME FUND
                                                       ============================================================================
                                                        SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                                       Ended 4/30/08      ---------------------------------------------------------
                                                        (unaudited)         2007        2006        2005        2004        2003
===================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                   $ 13.24          $ 13.20     $ 12.25     $  11.81    $  11.18    $  10.16
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.23             0.49        0.26         0.24        0.22        0.25
      Net realized and unrealized gain (loss)
         on investments                                    (0.68)            0.27        0.95         0.44        0.64        1.02
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (0.45)            0.76        1.21         0.68        0.86        1.27
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.24)           (0.49)      (0.26)       (0.24)      (0.23)      (0.25)
      Distributions from capital gains                     (1.00)           (0.23)          -            -           -           -
                                                         --------------------------------------------------------------------------
         Total distributions                               (1.24)           (0.72)      (0.26)       (0.24)      (0.23)      (0.25)
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (1.69)            0.04        0.95         0.44        0.63        1.02
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $ 11.55          $ 13.24     $ 13.20     $  12.25    $  11.81    $  11.18
                                                         ==========================================================================
TOTAL RETURN(1)                                            (3.52)%(2)        5.95%       9.97%        5.74%       7.71%      12.72%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $83,604          $90,254     $91,339     $107,457    $ 98,900    $ 83,606
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser              1.28%(3)         1.25%       1.21%        1.21%       1.17%       1.32%
   After reimbursement of expenses by Adviser               1.10%(3)         1.10%       1.10%        1.10%       1.10%       1.10%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser               3.79%(3)         3.73%       2.01%        1.88%       1.88%       2.38%
Portfolio Turnover(4)                                          9%(2)           62%         62%          34%         39%         35%

CLASS B
-------
NET ASSET VALUE at beginning of period                   $ 13.25          $ 13.22     $ 12.26     $  11.82    $  11.19    $  10.17
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.19             0.40        0.16         0.14        0.13        0.17
      Net realized and unrealized gain (loss)
         on investments                                    (0.68)            0.26        0.96         0.44        0.64        1.02
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (0.49)            0.66        1.12         0.58        0.77        1.19
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.15)           (0.40)      (0.16)       (0.14)      (0.14)      (0.17)
      Distributions from capital gains                     (1.00)           (0.23)          -            -           -           -
                                                         --------------------------------------------------------------------------
         Total distributions                               (1.15)           (0.63)      (0.16)       (0.14)      (0.14)      (0.17)
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (1.64)            0.03        0.96         0.44        0.63        1.02
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $ 11.61          $ 13.25     $ 13.22     $  12.26    $  11.82    $  11.19
                                                         ==========================================================================
TOTAL RETURN(1)                                            (3.85)%(2)        5.09%       9.23%        4.94%       6.90%      11.87%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $42,767          $57,581     $80,486     $ 98,258    $105,784    $100,787
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser              2.03%(3)         2.00%       1.96%        1.96%       1.92%       2.07%
   After reimbursement of expenses by Adviser               1.85%(3)         1.85%       1.85%        1.85%       1.85%       1.85%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser               3.06%(3)         2.99%       1.27%        1.15%       1.14%       1.63%
Portfolio Turnover(4)                                          9%(2)           62%         62%          34%         39%         35%

------------------------------------------------------
(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                     LARGE CAP VALUE FUND
                                                       ============================================================================
                                                        SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                                       Ended 4/30/08      ---------------------------------------------------------
                                                        (unaudited)         2007        2006        2005        2004        2003
===================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                   $ 16.91          $  15.47    $  13.20    $  12.19    $ 11.05     $  9.37
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.14              0.22        0.22        0.16       0.14        0.12
      Net realized and unrealized gain (loss)
         on investments                                    (1.77)             1.45        2.23        1.00       1.12        1.64
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (1.63)             1.67        2.45        1.16       1.26        1.76
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.19)            (0.23)      (0.18)      (0.15)     (0.12)      (0.08)
      Distributions from capital gains                     (0.10)                -           -           -          -           -
                                                         --------------------------------------------------------------------------
         Total distributions                               (0.29)            (0.23)      (0.18)      (0.15)     (0.12)      (0.08)
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (1.92)             1.44        2.27        1.01       1.14        1.68
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $ 14.99          $  16.91    $  15.47    $  13.20    $ 12.19     $ 11.05
                                                         ==========================================================================
TOTAL RETURN(1)                                            (9.74)%(2)        10.88%      18.75%       9.56%     11.48%      18.95%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $87,063          $116,358    $113,441    $103,765    $85,855     $68,406
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser              1.16%(3)          1.13%       1.16%       1.17%      1.13%       1.35%
   After reimbursement of expenses by Adviser               1.16%(3)          1.13%       1.00%       1.00%      1.00%       1.00%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser               1.80%(3)          1.32%       1.53%       1.29%      1.26%       1.29%
Portfolio Turnover(4)                                         15%(2)            47%         45%         12%        16%         20%

CLASS B
-------
NET ASSET VALUE at beginning of period                   $ 16.61          $  15.20    $  12.97    $  11.98    $ 10.87     $  9.24
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.12              0.16        0.15        0.09       0.06        0.05
      Net realized and unrealized gain (loss)
         on investments                                    (1.77)             1.36        2.16        0.96       1.10        1.60
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (1.65)             1.52        2.31        1.05       1.16        1.65
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.07)            (0.11)      (0.08)      (0.06)     (0.05)      (0.02)
      Distributions from capital gains                     (0.10)                -           -           -          -           -
                                                         --------------------------------------------------------------------------
         Total distributions                               (0.17)            (0.11)      (0.08)      (0.06)     (0.05)      (0.02)
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (1.82)             1.41        2.23        0.99       1.11        1.63
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $ 14.79          $  16.61    $  15.20    $  12.97    $ 11.98     $ 10.87
                                                         ==========================================================================
TOTAL RETURN(1)                                           (10.00)%(2)        10.03%      17.86%       8.73%     10.70%      17.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $28,226          $ 43,146    $ 62,766    $ 74,028    $83,482     $79,765
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser              1.91%(3)          1.89%       1.90%       1.92%      1.89%       2.10%
   After reimbursement of expenses by Adviser               1.91%(3)          1.88%       1.75%       1.75%      1.75%       1.75%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser               1.05%(3)          0.61%       0.80%       0.57%      0.53%       0.54%
Portfolio Turnover(4)                                         15%(2)            47%         45%         12%        16%         20%

------------------------------------------------------
(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
88

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                             LARGE CAP VALUE FUND
                                                              =====================================================
                                                              SIX MONTHS
                                                                 ENDED             FOR THE
                                                                4/30/08           YEAR ENDED          INCEPTION
                                                              (unaudited)          10/31/07          to 10/31/06(1)
===================================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                         $ 16.93              $ 15.48              $14.07
                                                               ----------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.10                 0.21                0.03
      Net realized and unrealized gain (loss)
         on investments                                          (1.70)                1.51                1.38
                                                               ----------------------------------------------------
         Total from investment operations                        (1.60)                1.72                1.41
                                                               ----------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.23)               (0.27)                  -
      Distributions from capital gains                           (0.10)                   -                   -
                                                               ----------------------------------------------------
         Total distributions                                     (0.33)               (0.27)                  -
                                                               ----------------------------------------------------
Net increase (decrease) in net asset value                       (1.93)                1.45                1.41
                                                               ----------------------------------------------------
NET ASSET VALUE at end of period                               $ 15.00              $ 16.93              $15.48
                                                               ====================================================
TOTAL RETURN(2)                                                  (9.56)%(3)           11.21%              10.02%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $53,024              $47,949              $7,169
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser                    0.91%(4)             0.87%               0.96%(4)
   After reimbursement of expenses by Adviser                     0.91%(4)             0.88%               0.75%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                     1.91%(4)             1.47%               1.31%(4)
Portfolio Turnover(6)                                               15%(3)               47%                 45%(3)


                                                                                      LARGE CAP GROWTH FUND
                                                       ============================================================================
                                                        SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                                       Ended 4/30/08      ---------------------------------------------------------
                                                        (unaudited)         2007        2006        2005        2004        2003
===================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                   $ 17.39         $ 14.70     $ 13.72     $ 12.87     $ 11.88    $  9.63
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.01           (0.00)(5)    0.00(5)     0.08        0.01      (0.00)(5)
      Net realized and unrealized gain (loss)
         on investments                                    (1.53)           2.69        1.05        0.77        0.98       2.25
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (1.52)           2.69        1.05        0.85        0.99       2.25
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                 -               -       (0.07)      (0.00)(5)       -          -
                                                         --------------------------------------------------------------------------
         Total distributions                                   -               -       (0.07)      (0.00)          -          -
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (1.52)           2.69        0.98        0.85        0.99       2.25
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $ 15.87         $ 17.39     $ 14.70     $ 13.72     $ 12.87    $ 11.88
                                                         ==========================================================================
TOTAL RETURN(2)                                            (8.74)%(3)      18.30%       7.71%       6.61%       8.33%     23.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $55,489         $68,253     $65,216     $78,785     $73,674    $71,733
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser              1.36%(4)        1.43%       1.45%       1.44%       1.38%     1.64%
   After reimbursement of expenses by Adviser               1.20%(4)        1.20%       1.20%       1.20%       1.20%     1.20%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser               0.12%(4)       (0.02)%      0.09%       0.62%       0.08%     0.05%
Portfolio Turnover(6)                                         69%(3)          93%        148%         18%         27%       25%

------------------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                      LARGE CAP GROWTH FUND
                                                       ============================================================================
                                                        SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                                       Ended 4/30/08      ---------------------------------------------------------
                                                        (unaudited)         2007        2006        2005        2004        2003
===================================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                   $ 16.29          $ 13.88     $ 12.98     $ 12.27     $ 11.40     $  9.31
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                (0.05)           (0.13)      (0.09)      (0.01)      (0.08)      (0.08)
      Net realized and unrealized gain (loss)
         on investments                                    (1.42)            2.54        0.99        0.72        0.95        2.17
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (1.47)            2.41        0.90        0.71        0.87        2.09
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (1.47)            2.41        0.90        0.71        0.87        2.09
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $ 14.82          $ 16.29     $ 13.88     $ 12.98     $ 12.27     $ 11.40
                                                         ==========================================================================
TOTAL RETURN(2)                                            (9.02)%(3)       17.36%       6.93%       5.79%       7.63%      22.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $25,882          $36,147     $43,975     $54,946     $63,544     $62,832
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser              2.11%(4)         2.18%       2.20%       2.19%       2.13%       2.39%
   After reimbursement of expenses by Adviser               1.95%(4)         1.95%       1.95%       1.94%       1.95%       1.95%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser              (0.63)%(4)       (0.76)%     (0.65)%     (0.09)%     (0.67)%     (0.70)%
Portfolio Turnover(6)                                         69%(3)           93%        148%         18%         27%         25%

                                                              SIX MONTHS
                                                                 ENDED             FOR THE
                                                                4/30/08           YEAR ENDED           INCEPTION
                                                              (unaudited)          10/31/07          to 10/31/06(1)
                                                              =====================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                         $ 17.45              $ 14.72              $ 13.71
                                                               ----------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.02                 0.02                (0.00)(5)
      Net realized and unrealized gain (loss)
         on investments                                          (1.52)                2.71                 1.01
                                                               ----------------------------------------------------
         Total from investment operations                        (1.50)                2.73                 1.01
                                                               ----------------------------------------------------
Net increase (decrease) in net asset value                       (1.50)                2.73                 1.01
                                                               ----------------------------------------------------
NET ASSET VALUE at end of period                               $ 15.95              $ 17.45              $ 14.72
                                                               ====================================================
TOTAL RETURN(2)                                                  (8.60)%(3)           18.55%                7.37%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $99,754              $52,811              $ 9,939
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser                    1.11%(4)             1.16%                1.30%(4)
   After reimbursement of expenses by Adviser                     0.95%(4)             0.95%                0.95%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                     0.35%(4)             0.19%               (0.07)%(4)
Portfolio Turnover(6)                                               69%(3)               93%                 148%(3)

------------------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
90

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                     MID CAP VALUE FUND
                                                       ============================================================================
                                                        SIX MONTHS                     FOR THE YEAR ENDED OCTOBER 31,
                                                       Ended 4/30/08      ---------------------------------------------------------
                                                        (unaudited)         2007        2006        2005        2004        2003
===================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                   $ 13.90          $ 15.54     $ 14.08     $ 12.44     $ 11.12     $  8.64
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.08             0.09        0.10        0.03        0.09        0.01
      Net realized and unrealized gain (loss)
         on investments                                    (1.30)            1.27        2.32        1.70        1.23        2.47
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (1.22)            1.36        2.42        1.73        1.32        2.48
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income             (0.06)           (0.08)      (0.01)      (0.09)          -           -
      Distributions from capital gains                     (1.33)           (2.92)      (0.95)          -           -           -
                                                         --------------------------------------------------------------------------
         Total distributions                               (1.39)           (3.00)      (0.96)      (0.09)          -           -
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (2.61)           (1.64)       1.46        1.64        1.32        2.48
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $ 11.29          $ 13.90     $ 15.54     $ 14.08     $ 12.44     $ 11.12
                                                         ==========================================================================
TOTAL RETURN(1)                                            (9.33)%(2)        9.94%      17.93%      13.95%      11.87%      28.70%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $29,008          $39,708     $34,364     $44,126     $40,103     $31,591
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser              1.77%(3)         1.69%       1.68%       1.70%       1.61%       1.92%
   After reimbursement of expenses by Adviser               1.40%(3)         1.40%       1.40%       1.40%       1.40%       1.40%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser               1.25%(3)         0.74%       0.53%       0.20%       0.77%       0.17%
Portfolio Turnover(5)                                         32%(2)           76%        108%         37%         21%         25%

CLASS B
-------
NET ASSET VALUE at beginning of period                   $ 13.24          $ 14.96     $ 13.67     $ 12.09     $ 10.91     $  8.54
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                 0.03            0.00(4)     (0.03)      (0.07)       0.00(4)    (0.05)
      Net realized and unrealized gain (loss)
         on investments                                    (1.25)            1.20        2.27        1.65        1.18        2.42
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (1.22)            1.20        2.24        1.58        1.18        2.37
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from capital gains                     (1.33)           (2.92)      (0.95)          -           -           -
                                                         --------------------------------------------------------------------------
         Total distributions                               (1.33)           (2.92)      (0.95)          -           -           -
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (2.55)           (1.72)       1.29        1.58        1.18        2.37
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $ 10.69          $ 13.24     $ 14.96     $ 13.67     $ 12.09     $ 10.91
                                                         ==========================================================================
TOTAL RETURN(1)                                            (9.77)%(2)        9.14%      17.04%      13.07%      10.82%      27.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $16,396          $21,835     $24,813     $22,633     $20,104     $16,721
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser              2.53%(3)         2.44%       2.45%       2.45%       2.36%       2.67%
   After reimbursement of expenses by Adviser               2.15%(3)         2.15%       2.15%       2.15%       2.15%       2.15%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser               0.50%(3)         0.00%      (0.20)%     (0.55)%      0.01%      (0.58)%
Portfolio Turnover(5)                                         32%(2)           76%        108%         37%         21%         25%

------------------------------------------------------
(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Amounts represent less than $0.005 per share.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                  MID CAP VALUE FUND
                                                              =====================================================
                                                              SIX MONTHS
                                                                 ENDED             FOR THE
                                                                4/30/08           YEAR ENDED          INCEPTION
                                                              (unaudited)          10/31/07          to 10/31/06(1)
===================================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                         $ 13.92              $ 15.56              $ 14.54
                                                               ----------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                       0.01                 0.13                 0.02
      Net realized and unrealized gain (loss)
         on investments                                          (1.08)                1.27                 1.00
                                                               ----------------------------------------------------
         Total from investment operations                        (1.07)                1.40                 1.02
                                                               ----------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from net investment income                   (0.09)               (0.12)                   -
      Distributions from capital gains                           (1.33)               (2.92)                   -
                                                               ----------------------------------------------------
         Total distributions                                     (1.42)               (3.04)                   -
                                                               ----------------------------------------------------
Net increase (decrease) in net asset value                       (2.49)               (1.64)                1.02
                                                               ----------------------------------------------------
NET ASSET VALUE at end of period                               $ 11.43              $ 13.92              $ 15.56
                                                               ====================================================
TOTAL RETURN(2)                                                  (8.11)%(3)           10.25%                6.95%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $ 5,439              $18,992              $ 5,531
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser                    1.45%(4)             1.43%                1.63%(4)
   After reimbursement of expenses by Adviser                     1.15%(4)             1.15%                1.15%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                     1.49%(4)             0.94%                0.97%(4)
Portfolio Turnover(5)                                               32%(3)               76%                 108%(3)

                                                                                     MID CAP GROWTH FUND
                                                       ============================================================================
                                                        SIX MONTHS                    FOR THE YEAR ENDED OCTOBER 31,
                                                       Ended 4/30/08      ---------------------------------------------------------
                                                        (unaudited)         2007        2006        2005        2004        2003
===================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                   $  7.45          $  6.27     $  5.36     $  4.83     $  4.46     $  3.49
                                                         --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                (0.03)           (0.07)      (0.04)      (0.01)      (0.03)      (0.03)
      Net realized and unrealized gain (loss)
         on investments                                    (0.88)            1.25        0.95        0.54        0.40        1.00
                                                         --------------------------------------------------------------------------
         Total from investment operations                  (0.91)            1.18        0.91        0.53        0.37        0.97
                                                         --------------------------------------------------------------------------
   LESS DISTRIBUTIONS:
      Distributions from capital gains                     (0.05)               -           -           -           -           -
                                                         --------------------------------------------------------------------------
         Total distributions                               (0.05)               -           -           -           -           -
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net asset value                 (0.96)            1.18        0.91        0.53        0.37        0.97
                                                         --------------------------------------------------------------------------
NET ASSET VALUE at end of period                         $  6.49          $  7.45     $  6.27     $  5.36     $  4.83     $  4.46
                                                         ==========================================================================
TOTAL RETURN(2)                                           (12.26)%(3)       18.82%      16.98%      10.97%       8.30%      27.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                   $23,777          $33,459     $33,899     $32,395     $25,897     $14,366
Ratios of expenses to average net assets
   Before reimbursement of expenses by Adviser              1.44%(4)         1.50%       1.61%       1.69%       1.62%       2.40%
   After reimbursement of expenses by Adviser               1.40%(4)         1.33%       1.20%       1.19%       1.20%       1.20%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser              (0.76)%(4)       (0.87)%     (0.59)%     (0.25)%     (0.64)%     (0.42)%
Portfolio Turnover(5)                                         56%(3)          109%        207%         92%         71%        123%

--------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
92

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                      MID CAP GROWTH FUND
                                                      ============================================================================
                                                       SIX MONTHS                      FOR THE YEAR ENDED OCTOBER 31,
                                                      Ended 4/30/08    -----------------------------------------------------------
                                                       (unaudited)       2007        2006        2005        2004        2003
==================================================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                  $  7.04        $  5.96     $  5.14     $  4.67     $  4.34     $ 3.42
                                                        --------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                               (0.05)         (0.13)      (0.08)      (0.05)      (0.06)     (0.02)
      Net realized and unrealized gain (loss)
         on investments                                   (0.84)          1.21        0.90        0.52        0.39       0.94
                                                        --------------------------------------------------------------------------
         Total from investment operations                 (0.89)          1.08        0.82        0.47        0.33       0.92
                                                        --------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Distributions from capital gains                       (0.05)             -           -           -           -          -
                                                        --------------------------------------------------------------------------
         Total distributions                              (0.05)             -           -           -           -          -
                                                        --------------------------------------------------------------------------
Net increase (decrease) in net asset value                (0.94)          1.08        0.82        0.47        0.33       0.92
                                                        --------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $  6.10        $  7.04     $  5.96     $  5.14     $  4.67     $ 4.34
                                                        ==========================================================================
TOTAL RETURN(2)                                          (12.69)%(3)     17.92%      16.15%      10.06%       7.60%     26.90%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $ 9,838        $13,598     $15,754     $14,464     $13,030     $9,935
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser             2.20%(4)       2.25%       2.35%       2.44%       2.37%      3.15%
   After reimbursement of expenses by Adviser              2.15%(4)       2.08%       1.95%       1.94%       1.95%      1.95%
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser             (1.50)%(4)     (1.62)%     (1.36)%     (0.98)%     (1.39)%    (1.17)%
Portfolio Turnover(5)                                        56%(3)        109%        207%         92%         71%       123%

                                                               SIX MONTHS
                                                                  ENDED            FOR THE
                                                                 4/30/08         YEAR ENDED        INCEPTION
                                                               (unaudited)        10/31/07       to 10/31/06(1)
                                                               ================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                          $  7.47           $  6.27           $ 5.84
                                                                -----------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                        (0.01)            (0.03)           (0.01)
     Net realized and unrealized gain (loss)
        on investments                                            (0.89)             1.23             0.44
                                                                -----------------------------------------------
        Total from investment operations                          (0.90)             1.20             0.43
                                                                -----------------------------------------------
LESS DISTRIBUTIONS:
   Distributions from capital gains                               (0.05)                -                -
                                                                -----------------------------------------------
        Total distributions                                       (0.05)                -                -
                                                                -----------------------------------------------
Net increase (decrease) in net asset value                        (0.95)             1.20             0.43
                                                                -----------------------------------------------
NET ASSET VALUE at end of period                                $  6.52           $  7.47           $ 6.27
                                                                ===============================================
TOTAL RETURN(2)                                                  (12.21)%(3)        19.11%            7.53%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                          $44,093           $32,631           $7,830
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Adviser                     1.20%(4)          1.22%            1.47%(4)
   After reimbursement of expenses by Adviser                      1.15%(4)          1.11%            0.95%(4)
Ratio of net investment income to average net assets
   After reimbursement of expenses by Adviser                     (0.48)%(4)        (0.62)%          (0.58)%(4)
Portfolio Turnover(5)                                                56%(3)           109%             207%(3)

-----------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                               SMALL CAP VALUE FUND
                                                                     ========================================
                                                                      SIX MONTHS
                                                                     Ended 4/30/08               INCEPTION
                                                                      (unaudited)              to 10/31/07(1)
=============================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                                      $10.36                $10.00
                                                                            ---------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                     0.02                  0.06
    Net realized and unrealized gain (loss) on investments                   (0.84)                 0.30
                                                                            ---------------------------------
      Total from investment operations                                       (0.82)                 0.36
                                                                            ---------------------------------
LESS DISTRIBUTIONS:
  Distributions from net investment income                                   (0.05)                    -
  Distributions from capital gains                                           (0.17)                    -
                                                                            ---------------------------------
      Total distributions                                                    (0.22)                    -
                                                                            ---------------------------------
Net increase (decrease) in net asset value                                   (1.04)                 0.36
                                                                            ---------------------------------
NET ASSET VALUE at end of period                                            $ 9.32                $10.36
                                                                            =================================
TOTAL RETURN(2)                                                              (7.97)%(3)             3.60%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                      $5,646                $6,098
Ratios of expenses to average net assets
  Before reimbursement of expenses by Adviser                                 2.22%(4)              2.61%(4)
  After reimbursement of expenses by Adviser                                  1.50%(4)              1.50%(4)
  Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser                                    0.59%(4)              0.71%(4)
Portfolio Turnover(6)                                                           14%(3)                14%(3)

CLASS B
-------
NET ASSET VALUE at beginning of period                                      $10.29                $10.00
                                                                            ---------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                    (0.00)(5)             (0.00)(5)
    Net realized and unrealized gain (loss) on investments                   (0.85)                 0.29
                                                                            ---------------------------------
      Total from investment operations                                       (0.85)                 0.29
                                                                            ---------------------------------
LESS DISTRIBUTIONS:
  Distributions from capital gains                                           (0.17)                    -
                                                                            ---------------------------------
      Total distributions                                                    (0.17)                    -
                                                                            ---------------------------------
Net increase (decrease) in net asset value                                   (1.02)                 0.29
                                                                            ---------------------------------
NET ASSET VALUE at end of period                                            $ 9.27                $10.29
                                                                            =================================
TOTAL RETURN(2)                                                              (8.29)%(3)             2.90%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                      $  176                $  200
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                                 9.01%(4)             11.24%(4)
  After reimbursement of expenses by Adviser                                  2.25%(4)              2.25%(4)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                                 (0.15)%(4)            (0.01)%(4)
Portfolio Turnover(6)                                                           14%(3)                14%(3)

--------------------------------------------
(1) Commenced investment operations on December 27, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Amounts represent less than $0.005 per share.
(6) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
94

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                               SMALL CAP VALUE FUND
                                                                     ========================================
                                                                       SIX MONTHS
                                                                     Ended 4/30/08               INCEPTION
                                                                      (unaudited)              to 10/31/07(1)
=============================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                                     $ 10.37               $  9.82
                                                                           ----------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                     0.02                  0.05
    Net realized and unrealized gain (loss) on investments                   (0.83)                 0.50
                                                                           ----------------------------------
      Total from investment operations                                       (0.81)                 0.55
                                                                           ----------------------------------
LESS DISTRIBUTIONS:
  Distributions from net investment income                                   (0.07)                    -
  Distributions from capital gains                                           (0.17)                    -
                                                                           ----------------------------------
      Total distributions                                                    (0.24)                    -
                                                                           ----------------------------------
Net increase (decrease) in net asset value                                   (1.05)                 0.55
                                                                           ----------------------------------
NET ASSET VALUE at end of period                                           $  9.32               $ 10.37
                                                                           ==================================
TOTAL RETURN(3)                                                              (7.83)%(4)             5.60%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                     $17,682               $14,949
Ratios of expenses to average net assets
  Before reimbursement of expenses by Adviser                                 1.63%(5)              1.91%(5)
  After reimbursement of expenses by Adviser                                  1.25%(5)              1.25%(5)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                                  0.83%(5)              0.99%(5)
Portfolio Turnover(7)                                                           14%(4)                14%(4)

                                                                              SMALL CAP GROWTH FUND
                                                                     ========================================
                                                                       SIX MONTHS
                                                                     Ended 4/30/08               INCEPTION
                                                                      (unaudited)              to 10/31/07(2)
=============================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                                     $ 11.19               $ 10.00
                                                                           ----------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                    (0.02)                (0.03)
    Net realized and unrealized gain (loss) on investments                   (1.53)                 1.22
                                                                           ----------------------------------
      Total from investment operations                                       (1.55)                 1.19
                                                                           ----------------------------------
LESS DISTRIBUTIONS:
  Distributions from net investment income                                       -                 (0.00)(6)
  Distributions from capital gains                                           (0.13)                    -
                                                                           ----------------------------------
      Total distributions                                                    (0.13)                (0.00)
                                                                           ----------------------------------
Net increase (decrease) in net asset value                                   (1.68)                 1.19
                                                                           ----------------------------------
NET ASSET VALUE at end of period                                           $  9.51               $ 11.19
                                                                           ==================================
TOTAL RETURN(3)                                                             (14.01)%(4)            11.92%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                     $ 5,010               $ 5,922
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                                 2.18%(5)              2.61%(5)
  After reimbursement of expenses by Adviser                                  1.50%(5)              1.50%(5)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                                 (0.31)%(5)            (0.37)%(5)
Portfolio Turnover(7)                                                           50%(4)                90%(4)

--------------------------------------------

(1) Commenced investment operations on January 9, 2007.
(2) Commenced investment operations on December 27, 2006.
(3) Total return without applicable sales charge.
(4) Not annualized.
(5) Annualized.
(6) Amounts represent less than $0.005 per share.
(7) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                 SMALL CAP GROWTH FUND
                                                                         ====================================
                                                                           SIX MONTHS
                                                                         Ended 4/30/08          INCEPTION
                                                                          (unaudited)         to 10/31/07(1)
=============================================================================================================
CLASS B
-------
NET ASSET VALUE at beginning of period                                     $ 11.11               $ 10.00
                                                                           ----------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                    (0.05)                (0.08)
    Net realized and unrealized gain (loss) on investments                   (1.52)                 1.19
                                                                           ----------------------------------
      Total from investment operations                                       (1.57)                 1.11
                                                                           ----------------------------------
LESS DISTRIBUTIONS:
  Distributions from net investment income                                       -                 (0.00)(6)
  Distributions from capital gains                                           (0.13)                    -
                                                                           ----------------------------------
      Total distributions                                                    (0.13)                (0.00)
                                                                           ----------------------------------
Net increase (decrease) in net asset value                                   (1.70)                 1.11
                                                                           ----------------------------------
NET ASSET VALUE at end of period                                           $  9.41               $ 11.11
                                                                           ==================================
TOTAL RETURN(3)                                                             (14.30)%(4)            11.11%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                     $   163               $   166
Ratios of expenses to average net assets
  Before reimbursement of expenses by Adviser                                10.37%(5)             12.61%(5)
  After reimbursement of expenses by Adviser                                  2.25%(5)              2.25%(5)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                                 (1.08)%(5)            (1.10)%(5)
Portfolio Turnover(7)                                                           50%(4)                90%(4)

                                                                          SIX MONTHS
                                                                        Ended 4/30/08           INCEPTION
                                                                         (unaudited)          to 10/31/07(2)
                                                                        =====================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                                     $ 11.21               $  9.84
                                                                           ----------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                    (0.00)(6)             (0.00)(6)
    Net realized and unrealized gain (loss) on investments                   (1.54)                 1.37
                                                                           ----------------------------------
      Total from investment operations                                       (1.54)                 1.37
                                                                           ----------------------------------
LESS DISTRIBUTIONS:
  Distributions from capital gains                                           (0.13)                    -
                                                                           ----------------------------------
      Total distributions                                                    (0.13)                    -
                                                                           ----------------------------------
Net increase (decrease) in net asset value                                   (1.67)                 1.37
                                                                           ----------------------------------
NET ASSET VALUE at end of period                                           $  9.54               $ 11.21
                                                                           ==================================
TOTAL RETURN(3)                                                             (13.90)%(4)            13.92%(4)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                                     $22,601               $19,053
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                                 1.57%(5)              1.87%(5)
  After reimbursement of expenses by Adviser                                  1.25%(5)              1.25%(5)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                                 (0.07)%(5)            (0.02)%(5)
Portfolio Turnover(7)                                                           50%(4)                90%(4)

--------------------------------------------
(1) Commenced investment operations on December 27, 2006.
(2) Commenced investment operations on January 9, 2007.
(3) Total return without applicable sales charge.
(4) Not annualized.
(5) Annualized.
(6) Amounts represent less than $0.005 per share.
(7) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
96

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                                 INTERNATIONAL STOCK FUND
                                                        =========================================================================
                                                          SIX MONTHS                  FOR THE YEAR ENDED OCTOBER 31,
                                                        Ended 4/30/08  ----------------------------------------------------------
                                                         (unaudited)     2007       2006       2005       2004          2003
=================================================================================================================================
CLASS A
-------
NET ASSET VALUE at beginning of period                  $ 17.05        $ 15.66    $ 12.65    $ 10.56    $  8.92       $  7.00
                                                        -------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                  0.12           0.16       0.15       0.14       0.08          0.10
    Net realized and unrealized gain (loss)
      on investments                                      (1.12)          2.92       3.01       2.05       1.66          1.88
                                                        -------------------------------------------------------------------------
      Total from investment operations                    (1.00)          3.08       3.16       2.19       1.74          1.98
                                                        -------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
    Distributions from net investment income              (0.24)         (0.11)     (0.14)     (0.10)     (0.10)        (0.06)
    Distributions from capital gains                      (2.51)         (1.58)     (0.01)         -          -             -
                                                        -------------------------------------------------------------------------
      Total distributions                                 (2.75)         (1.69)     (0.15)     (0.10)     (0.10)        (0.06)
                                                        -------------------------------------------------------------------------
Net increase (decrease) in net asset value                (3.75)          1.39       3.01       2.09       1.64          1.92
                                                        -------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $ 13.30        $ 17.05    $ 15.66    $ 12.65    $ 10.56       $  8.92
                                                        =========================================================================
TOTAL RETURN(1)                                           (6.51)%(2)     21.24%     25.11%     20.81%     19.56%        28.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $35,012        $52,145    $78,958    $58,825    $43,915       $33,664
Ratios of expenses to average net assets
  Before reimbursement of expenses by Adviser              1.93%(3)       1.89%      1.87%      1.90%      1.85%         2.11%
  After reimbursement of expenses by Adviser               1.60%(3)       1.60%      1.60%      1.60%      1.60%         1.60%
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser               1.43%(3)       0.99%      1.03%      1.15%      0.76%         1.30%
Portfolio Turnover(5)                                        45%(2)         79%        63%        64%        45%           34%

CLASS B
-------
NET ASSET VALUE at beginning of period                  $ 16.79        $ 15.45    $ 12.48    $ 10.41    $  8.78       $  6.89
                                                        -------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                  0.07           0.08       0.03       0.04      (0.00)(4)      0.04
    Net realized and unrealized gain (loss)
      on investments                                      (1.11)          2.84       2.98       2.04       1.64          1.85
                                                        -------------------------------------------------------------------------
      Total from investment operations                    (1.04)          2.92       3.01       2.08       1.64          1.89
                                                        -------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
    Distributions from net investment income              (0.12)             -      (0.03)     (0.01)     (0.01)        (0.00)(4)
    Distributions from capital gains                      (2.51)         (1.58)     (0.01)         -          -             -
                                                        -------------------------------------------------------------------------
      Total distributions                                 (2.63)         (1.58)     (0.04)     (0.01)     (0.01)        (0.00)
                                                        -------------------------------------------------------------------------
Net increase (decrease) in net asset value                (3.67)          1.34       2.97       2.07       1.63          1.89
                                                        -------------------------------------------------------------------------
NET ASSET VALUE at end of period                        $ 13.12        $ 16.79    $ 15.45    $ 12.48    $ 10.41       $  8.78
                                                        =========================================================================
TOTAL RETURN(1)                                           (6.89)%(2)     20.31%     24.18%     20.00%     18.67%        27.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                  $12,388        $15,630    $16,175    $10,922    $ 7,559       $ 5,806
Ratios of expenses to average net assets
  Before reimbursement of expenses by Adviser              2.69%(3)       2.64%      2.62%      2.65%      2.59%         2.86%
  After reimbursement of expenses by Adviser               2.35%(3)       2.35%      2.35%      2.35%      2.35%         2.35%
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser               0.83%(3)       0.41%      0.32%      0.41%      0.03%         0.55%
Portfolio Turnover(5)                                        45%(2)         79%        63%        64%        45%           34%

--------------------------------------------

(1) Total return without applicable sales charge.
(2) Not annualized.
(3) Annualized.
(4) Amounts represent less than $0.005 per share.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

================================================================================
 FINANCIAL HIGHLIGHTS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
--------------------------------------------------------------------------------

                                                                       INTERNATIONAL STOCK FUND
                                                              ==========================================
                                                               SIX MONTHS
                                                                 ENDED          FOR THE
                                                                4/30/08       YEAR ENDED    INCEPTION
                                                              (unaudited)      10/31/07   to 10/31/06(1)
========================================================================================================
CLASS Y
-------
NET ASSET VALUE at beginning of period                         $ 17.08          $ 15.68       $14.57
                                                               -----------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                         0.30             0.17         0.01
    Net realized and unrealized gain (loss)
      on investments                                             (1.30)            2.96         1.10
                                                               -----------------------------------------
      Total from investment operations                           (1.00)            3.13         1.11
                                                               -----------------------------------------
LESS DISTRIBUTIONS:
  Distributions from net investment income                       (0.28)           (0.15)           -
  Distributions from capital gains                               (2.51)           (1.58)           -
                                                               -----------------------------------------
      Total distributions                                        (2.79)           (1.73)           -
                                                               -----------------------------------------
Net increase (decrease) in net asset value                       (3.79)            1.40         1.11
                                                               -----------------------------------------
NET ASSET VALUE at end of period                               $ 13.29          $ 17.08       $15.68
                                                               =========================================
TOTAL RETURN(2)                                                  (6.50)%(3)       21.59%        7.62%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (in 000's)                         $93,947          $60,525       $9,025
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                     1.69%(4)         1.66%        1.72%(4)
  After reimbursement of expenses by Adviser                      1.35%(4)         1.35%        1.35%(4)
Ratio of net investment income to average net assets
  After reimbursement of expenses by Adviser                      2.52%(4)         1.48%        0.48%(4)
Portfolio Turnover(5)                                               45%(3)           79%          63%(3)

--------------------------------------------
(1) Commenced investment operations on June 30, 2006.
(2) Total return without applicable sales charge.
(3) Not annualized.
(4) Annualized.
(5) Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

                 See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
98

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The MEMBERS Mutual Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end, management investment company. As of the date of this report, the Trust offers fourteen funds (individually, a "fund," collectively, the "Funds"). The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, International Stock Fund, and a portion of the Mid Cap Value Fund. The accompanying financial statements include the Cash Reserves, Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value, Small Cap Growth, and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the "Target Allocation Funds"). The Core Funds, excluding the Cash Reserves and Diversified Income Funds, offer three classes of shares: Class A, B and Y, the Target Allocation Funds offer three classes of shares: Class A, B and C, and the Cash Reserves Fund and the Diversified Income Fund, offer two classes of shares: Class A and B. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "Funds", in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of the Target Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Target Allocation Fund is determined based on the NAVs of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Funds' securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

--------------------------------------------------------------------------------

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by theFunds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

FEDERAL INCOME TAXES: It is each fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all it's taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 became effective for regulated investment companies as of the last business day of the first semi-annual reporting period for fiscal years beginning after December 15, 2006, and are to be applied to all open tax years as of the date of effectiveness. As required, FIN 48 was adopted for all open tax years effective April 30, 2007 for the Small Cap Value and Small Cap Growth Funds, as these funds commenced operations after the effective date of FIN 48, and effective April 30, 2008 for all other MEMBERS funds. No material uncertain tax positions existed at the time of adoption or as of April 30, 2008. As a result, the funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2008. It is the funds' policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2004 through October 31, 2007.

EXPENSES: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

CLASSES: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks

--------------------------------------------------------------------------------
100

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of April 30, 2008, none of the funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Cash Reserves Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. The Cash Reserves Fund can only invest in U.S. dollar-denominated foreign money market securities.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of April 30, 2008, none of the Funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: Each fund, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of April 30, 2008, none of the Funds had open futures contracts.

DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities

--------------------------------------------------------------------------------

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

due to political, economic or other factors. As of April 30, 2008, none of the Funds held delayed delivery or when-issued securities.

RECLASSIFICATION ADJUSTMENTS: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds. Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

REDEMPTION FEES: The Small Cap Value Fund, Small Cap Growth Fund, and the International Stock Fund will deduct a fee of 2% from redemption proceeds on Class A and Class B shares held 30 calendar days or less. Redemption fees are treated as additional paid-in capital to the fund from which the shares are redeemed and are designed to help offset any costs associated with short-term shareholder trading.

NEW ACCOUNTING PRONOUNCEMENTS: In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Management is currently evaluating the application of FAS 157 to the Funds, and is not in a position at this time to estimate the significance of their impacts, if any, on the Funds' financial statements. In March 2008, the FASB also issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161").FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statement disclosures.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows: 0.20% for the Conservative, Moderate and Aggressive Allocation Funds (collectively, the Target Allocation Funds"); 0.40% for the Cash Reserves Fund; 0.50% for the Bond Fund; 0.55% for the High Income Fund; 0.65% for the Diversified Income Fund; 0.55% for the Large Cap Value Fund; 0.75% for the Large Cap Growth Fund; 0.95% for the Mid Cap Value Fund, 0.75% for the Mid Cap Growth Fund; 1.00% for the Small Cap Value Fund; 1.00% for the Small Cap Growth Fund; and 1.05% for the International Stock Fund. Except for the Target Allocations Funds, each fund's management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at April 30, 2008, are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for a portion of the Mid Cap Value Fund and the entire Mid Cap Growth and Small Cap Value Funds, Paradigm Asset Management Company, LLC for the Small Cap Growth Fund, and Lazard Asset Management LLC for the International Stock Fund. The Investment Adviser manages the other portion of the Mid Cap Value Fund, and the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Cash Reserves Fund, Bond Fund, Diversified Income Fund, Large Cap Value Fund, and Large Cap Growth Funds.

Effective February 29, 2008, MCA contractually agreed, until at least February 27, 2009, to reimburse all ordinary expenses, other than management, 12b-1, and service fees, of each fund in excess of the following percentages of the average daily net assets of the fund (excluding taxes, interest, brokerage commissions and extraordinary expenses incurred by each fund):

FUND                        EXPENSE LIMIT     FUND                    EXPENSE LIMIT
----                        -------------     ----                    -------------
Conservative Allocation         0.25%         Large Cap Value             0.40%
Moderate Allocation             0.25%         Large Cap Growth            0.20%
Aggressive Allocation           0.25%         Mid Cap Value               0.20%
Cash Reserves                   0.15%         Mid Cap Growth              0.40%
Bond                            0.15%         Small Cap Value             0.25%
High Income                     0.20%         Small Cap Growth            0.25%
Diversified Income              0.20%         International Stock         0.30%

Prior to February 29, 2008, a different expense cap agreement was in place.

For the six months ended April 30, 2008, the Investment Adviser reimbursed expenses of $47,726 for the Conservative Allocation Fund, $8,763 for the Moderate Allocation Fund, $52,694 for the Aggressive Allocation Fund, $40,584 for the

--------------------------------------------------------------------------------
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

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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Cash Reserves Fund, $81,809 for the Bond Fund, $54,815 for the High Income Fund, $118,641 for the Diversified Income Fund, $124,358 for the Large Cap Growth Fund, $112,964 for the Mid Cap Value Fund, $17,883 for the Mid Cap Growth Fund, $57,083 for the Small Cap Value Fund, $55,669 for the Small Cap Growth Fund, and $199,802 for the International Stock Fund.

Any reimbursements or fee waivers made by the Investment Adviser to a fund are subject to repayment by the fund, to the extent that the fund is able to make the repayment within its Expense Cap Agreement. Under the Expense Cap Agreement, such recoupments, measured on a fiscal year basis, must be made within three years from when the reimbursement or fee reduction occurred and cannot exceed the expense caps in place during the year in which the expenses were initially waived.

                                      RECOVERY EXPIRING          RECOVERY EXPIRING          RECOVERY EXPIRING
FUND                                   OCTOBER 31, 2008           OCTOBER 31, 2009           OCTOBER 31, 2010
----                                  -----------------          -----------------          -----------------
Conservative Allocation                      NA                        $60,600                   $125,906
Moderate Allocation                          NA                         58,861                     82,473
Aggressive Allocation                        NA                         60,571                    129,401
Cash Reserves                              $78,715                      90,538                     96,265
Bond                                       187,908                     189,515                    189,438
High Income                                159,911                     122,119                    127,986
Diversified Income                         238,207                     210,578                    234,637
Large Cap Value                            305,185                     273,920                      6,615
Large Cap Growth                           335,822                     310,809                    297,863
Mid Cap Value                              201,154                     195,647                    212,040
Mid Cap Growth                             222,629                     206,584                    100,481
Small Cap Value                              NA                          NA                       116,613
Small Cap Growth                             NA                          NA                       119,778
International Stock                        187,015                     230,191                    317,536

CUNA Brokerage Services, Inc. ("CUNA Brokerage") serves as distributor of the Funds. The Trust adopted Distribution Plans (the "Plans") with respect to the Trust's Class A, B, and C shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Trust will pay service fees for Class A, Class B, and Class C shares at an aggregate annual rate of 0.25% of each fund's daily net assets attributable to the respective class of shares for all funds except the Cash Reserves Fund. The Trust will also pay distribution fees for Class B and Class C shares at an aggregate annual rate of 0.75% of each fund's daily net assets attributable to their respective classes. The distribution fees are used to reimburse CUNA Brokerage for its distribution expenses with respect to Class B and Class C only, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of fund shares,
(2) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees are used to compensate selling brokers and others for providing personal and account maintenance services to shareholders.

In addition to distribution fees, CUNA Brokerage received sales charges paid by the purchasers or redeemers of the Funds' shares. For the six months ended April 30, 2008, sales charges received by CUNA Brokerage were as follows:

                                 AMOUNT PAID                                                AMOUNT PAID
                           ----------------------                                      ---------------------
FUND                        CLASS A       CLASS B    CLASS C    FUND                   CLASS A       CLASS B
----                       --------       -------    -------    ----                   -------       -------
Conservative Allocation    $244,320       $ 7,090      $ -      Large Cap Value        $38,559       $27,562
Moderate Allocation         635,400        26,882        -      Large Cap Growth        38,601        17,543
Aggressive Allocation       207,511        10,282        -      Mid Cap Value           21,185         9,187
Cash Reserves                  -            5,919               Mid Cap Growth          19,028         8,769
Bond                         17,000        11,450               Small Cap Value          1,291          -
High Income                  12,577         9,295               Small Cap Growth         2,426            72
Diversified Income           51,159        28,259               International Stock     42,222        12,716

Certain officers and trustees of the Funds are also officers of the Investment Adviser. With the exception of the Chief Compliance Officer, the Funds do not compensate their officers or affiliated trustees. As part of the Funds' required compliance program, the Funds pay a pro rata portion of the Chief Compliance Officer's annual salary. Unaffiliated trustees

--------------------------------------------------------------------------------

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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

receive from the Trust an attendance fee for each Board or Committee meeting attended, with additional remuneration paid to the "lead" trustee and audit committee chair.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Cash Reserves Fund and Bond Fund declare dividends daily and reinvest monthly. The High Income Fund and Diversified Income Fund declare and reinvest dividends monthly. The Conservative Allocation, Moderate Allocation, Aggressive Allocation, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, and the International Stock Fund declare and reinvest dividends annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Distributions to shareholders of the High Income Fund from net investment income for the period ended April 30, 2008 include $620,800 which the Fund will not include in its dividends paid deduction for Federal income tax purposes.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the six months ended April 30, 2008, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

                                U.S. GOVERNMENT SECURITIES            OTHER INVESTMENT SECURITIES
                                --------------------------            ---------------------------
FUND                              PURCHASES       SALES                 PURCHASES        SALES
----                              ---------       -----                 ---------        -----
Conservative Allocation          $     -        $    -                $ 21,670,733    $12,265,625
Moderate Allocation                    -             -                  57,259,289     43,005,941
Aggressive Allocation                  -             -                  20,155,752     15,103,748
Bond                              22,796,124     6,130,087               5,904,039      3,218,344
High Income                            -             -                  22,897,913     18,017,774
Diversified Income                   663,257     8,187,279              11,232,238     18,045,104
Large Cap Value                        -             -                  26,240,097     41,659,278
Large Cap Growth                       -             -                 146,720,132    111,145,015
Mid Cap Value                          -             -                  19,754,944     38,472,005
Mid Cap Growth                         -             -                  48,501,656     41,214,915
Small Cap Value                        -             -                   7,232,344      3,058,322
Small Cap Growth                       -             -                  19,894,486     12,345,235
International Stock                    -             -                  70,363,369     54,216,405

6. FOREIGN SECURITIES

Each fund may invest in foreign securities, however, the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statement of Assets and Liabilities. On a periodic basis, these receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

7. SECURITIES LENDING

Each fund, except the Target Allocation, Cash Reserves, Small Cap Value, and Small Cap Growth Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the

--------------------------------------------------------------------------------
104

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At April 30, 2008, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth and International Stock Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $684,885, $462,675, $1,119,375, $806,031, $349,012, and $41,378, respectively.
The value of all cash collateral is included within the relevant fund's Portfolio of Investments with an offsetting liability, payable upon return of securities loaned, reflected on the Statement of Assets and Liabilities.

Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statement of Operations. The value of securities on loan at April 30, 2008 is as follows:

FUND                    VALUE OF SECURITIES ON LOAN       FUND                    VALUE OF SECURITIES ON LOAN
----                    ---------------------------       ----                    ---------------------------
Bond                            $33,239,465               Large Cap Growth                $19,981,477
High Income                      13,131,515               Mid Cap Value                    13,717,063
Diversified Income               20,778,765               Mid Cap Growth                   15,048,127
Large Cap Value                  13,699,907               International Stock              19,459,698

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

8. TAX INFORMATION

For federal income tax purposes, the funds listed below have capital loss carryovers as of October 31, 2007, which are available to offset future capital gains, if any:

FUND                   2008        2009         2010         2011        2012       2013      2014       2015
----                   ----        ----         ----         ----        ----       ----      ----       ----
Bond                 $194,273  $        -   $  230,858   $        -    $310,672   $65,261   $362,802   $57,909
High Income                 -   1,720,815    2,445,850      614,259           -         -          -    72,549
Large Cap Growth            -           -            -    1,255,080           -         -          -         -

The Cash Reserves, Large Cap Value, Large Cap Growth and Mid Cap Growth Funds, utilized $12, $14,805,731, $9,700,279 and $6,900,253, respectively, of prior capital loss carryovers during the year ended October 31, 2007.

At April 30, 2008, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                            APPRECIATION      DEPRECIATION          NET
----                            ------------      ------------      -----------
Conservative Allocation          $   237,846     $  (182,673)       $   55,173
Moderate Allocation                1,044,879       (1,482,919)         (438,040)
Aggressive Allocation                442,554         (840,555)         (398,001)
Bond                               2,935,321       (2,192,739)          742,582
High Income                          966,764       (1,575,615)         (608,851)
Diversified Income                 5,608,381       (6,247,309)         (638,928)
Large Cap Value                   30,981,170      (12,894,609)       18,086,561
Large Cap Growth                  14,805,071       (4,726,446)       10,078,625
Mid Cap Value                      4,911,710       (4,583,306)          328,404
Mid Cap Growth                     3,237,083       (5,691,355)       (2,454,272)
Small Cap Value                    1,770,696       (3,404,370)       (1,633,674)
Small Cap Growth                   1,824,241       (2,618,665)         (794,424)
International Stock               13,398,472       (2,784,394)       10,614,078

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

--------------------------------------------------------------------------------

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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

9. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Growth Fund, and International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation Funds are structured as fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Target Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under performs their peer. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

Each fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 2008, investments in the Funds by affiliates were as follows:

                                          CUNA
                                         MUTUAL            CUMIS                CUNA
                                        INSURANCE         INSURANCE           BROKERAGE
FUND                        CLASS        SOCIETY        SOCIETY, INC.       SERVICES, INC.
----                        -----       ---------       -------------       --------------
Conservative Allocation       A        $  107,003        $    -               $    -
Moderate Allocation           A           178,820
Cash Reserves                 A         4,228,745
Bond                          A         3,819,913             -                    -
High Income                   A         7,954,303             -                    -
Diversified Income            A                                                1,579,933
Small Cap Value               A             -             4,671,696                -
Small Cap Value               B             -                94,365                -
Small Cap Growth              A             -             4,715,469                -
Small Cap Growth              B             -                95,221                -
International Stock           A         5,168,005             -                    -

--------------------------------------------------------------------------------
106

================================================================================
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Target Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the six months ended April 30, 2008 follows:

                                    BALANCE OF                           BALANCE OF
                                      SHARES                               SHARES
                                      HELD AT     GROSS      GROSS        HELD AT      VALUE AT       REALIZED     DISTRIBUTIONS
FUND/UNDERLYING FUND                10/31/2007  ADDITIONS    SALES       04/30/2008   04/30/2008     GAIN (LOSS)    RECEIVED(2)
--------------------                ----------  ---------    -----       ----------   ----------     -----------   -------------
CONSERVATIVE ALLOCATION
MEMBERS Bond
   Class Y                            233,009    202,129     25,770        409,368    $ 4,036,366      $ 1,776        $ 65,090
MEMBERS High Income
   Class Y                            125,542    314,089     16,167        423,464      2,960,011       (7,365)         66,514
MEMBERS International Stock
   Class Y                             60,311    178,837     11,398        227,750      3,026,797       (3,784)        168,190
MEMBERS Large Cap Growth
   Class Y(1)                         132,226    152,004     18,911        265,319      4,231,843       24,209               -
MEMBERS Large Cap Value
  Class Y                              97,986     83,541     10,194        171,333      2,569,994       (4,673)         35,972
MEMBERS Mid Cap Growth
  Class Y                              95,269     98,907      9,921        184,255      1,201,341        1,901           5,224
------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                                $18,026,352      $12,064        $340,990

                                     BALANCE OF                          BALANCE OF
                                      SHARES                               SHARES
                                      HELD AT      GROSS       GROSS       HELD AT      VALUE AT     REALIZED     DISTRIBUTIONS
FUND/UNDERLYING FUND                10/31/2007   ADDITIONS     SALES     04/30/2008    04/30/2008   GAIN (LOSS)    RECEIVED(2)
--------------------                ----------   ---------     -----     ----------    ----------   -----------   -------------
MODERATE ALLOCATION
MEMBERS Bond
  Class Y                             757,733     220,544     136,712     841,565      $ 8,297,834   $  11,280     $  172,573
MEMBERS High Income
  Class Y                             676,118     187,684     252,978     610,824        4,269,657    (112,244)       167,454
MEMBERS International Stock
  Class Y                             570,270     708,780     361,592     917,458       12,193,022     159,242        794,701
MEMBERS Large Cap Growth
  Class Y(1)                          502,938     325,098      65,565     762,471       12,161,413      51,152              -
MEMBERS Large Cap Value
  Class Y                             485,037     104,869     290,439     299,467        4,492,008     227,399)       170,570
MEMBERS Mid Cap Growth
  Class Y                             770,538     209,558     181,490     798,606        5,206,908      (9,599)        41,620
MEMBERS Mid Cap Value
  Class Y                             236,163      60,007     296,170           -                -    (738,091)       356,854
MEMBERS Small Cap Growth
  Class Y                             313,907      91,638      50,940     354,605        3,382,935     (41,486)        41,969
MEMBERS Small Cap Value
  Class Y                             238,886      58,521      12,344     285,063        2,656,789     (15,288)        68,796
------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                                 $52,660,566   $(922,433)    $1,814,537

                                    BALANCE OF                          BALANCE OF
                                     SHARES                               SHARES
                                     HELD AT      GROSS       GROSS       HELD AT      VALUE AT     REALIZED     DISTRIBUTIONS
FUND/UNDERLYING FUND               10/31/2007   ADDITIONS     SALES     04/30/2008    04/30/2008   GAIN (LOSS)    RECEIVED(2)
--------------------               ----------   ---------     -----     ----------    ----------   -----------   -------------
AGGRESSIVE ALLOCATION
MEMBERS International Stock
  Class Y                           373,202      184,523     232,825     324,900     $ 4,317,915    $ 106,595       $517,554
MEMBERS Large Cap Growth
  Class Y(1)                        212,775      102,933      28,325     287,383       4,583,758       17,121              -
MEMBERS Large Cap Value
  Class Y                           209,586       46,208     161,130      94,664       1,419,963     (148,044)        72,606
MEMBERS Mid Cap Growth
  Class Y                           359,897      135,895      57,475     438,317       2,857,824       (5,695)        19,760
MEMBERS Mid Cap Value
  Class Y                           149,533       42,490     192,023           -               -     (454,611)       222,424
MEMBERS Small Cap Growth
  Class Y                           166,322       58,703      20,503     204,522       1,951,144      (22,644)        21,930
MEMBERS Small Cap Value
  Class Y                           168,833       43,038       12,036    199,835       1,862,467      (13,414)        47,155
------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                                               $16,993,071    $(520,692)      $901,429

---------------------------------------------
(1) Non-income producing.
(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

--------------------------------------------------------------------------------

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 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. In the most recent six-month period, the Funds limited these ongoing costs; had it not done so, expenses would have been higher. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended April 30, 2008. Expenses paid during the period in the tables below are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half fiscal year period), except for the Target Allocation Fund's Class C shares, which had 62 days in the most recent fiscal period due to the commenced operations on February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                  CLASS A                                     CLASS B
                              -----------------------------------------------    ----------------------------------
                                                                    EXPENSES                               EXPENSES
                               BEGINNING     ENDING       ANNUAL      PAID           ENDING     ANNUAL       PAID
                                ACCOUNT      ACCOUNT     EXPENSE     DURING          ACCOUNT    EXPENSE     DURING
FUND                             VALUE        VALUE       RATIO      PERIOD           VALUE      RATIO      PERIOD
----                             -----        -----       -----      ------           -----      -----      ------
Conservative Allocation         $1,000      $ 986.70        .70%      $3.46         $  983.70     1.45%      $ 7.15
Moderate Allocation              1,000         947.20       .70%       3.39            944.00     1.45%        7.01
Aggressive Allocation            1,000         908.20       .70%       3.32            904.00     1.45%        6.86
Cash Reserves                    1,000       1,015.10       .55%       2.76          1,011.30     1.30%        6.50
Bond                             1,000       1,030.30       .90%       4.54          1,026.50     1.65%        8.31
High Income                      1,000         993.10     1.00%        4.96            989.60     1.75%        8.66
Diversified Income               1,000         964.80     1.10%        5.37            961.50     1.85%        9.02
Large Cap Value                  1,000         902.60     1.16%        5.49            900.00     1.91%        9.02
Large Cap Growth                 1,000         912.60     1.20%        5.71            909.80     1.95%        9.26
Mid Cap Value                    1,000         906.70     1.40%        6.64            902.30     2.15%       10.17
Mid Cap Growth                   1,000         877.40     1.40%        6.53            873.10     2.15%       10.01
Small Cap Value                  1,000         920.30     1.50%        7.16            917.10     2.25%       10.72
Small Cap Growth                 1,000         859.90     1.50%        6.94            857.00     2.25%       10.39
International Stock              1,000         934.90     1.60%        7.70            931.10     2.35%       11.28

--------------------------------------------------------------------------------
108

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                CLASS C(1)
                              ----------------------------------------------
                                                                    EXPENSES
                               BEGINNING     ENDING       ANNUAL      PAID
                                ACCOUNT      ACCOUNT     EXPENSE     DURING
FUND                             VALUE        VALUE       RATIO      PERIOD
----                             -----        -----       -----      ------
Conservative Allocation         $1,000      $1,019.10     1.45%       $2.48
Moderate Allocation              1,000       1,030.20     1.45%        2.49
Aggressive Allocation            1,000       1,041.10     1.45%        2.51

                                                CLASS Y
                              ----------------------------------------------
                                                                    EXPENSES
                               BEGINNING     ENDING       ANNUAL      PAID
                                ACCOUNT      ACCOUNT     EXPENSE     DURING
FUND                             VALUE        VALUE       RATIO      PERIOD
----                             -----        -----       -----      ------
Bond                            1,000       1,031.70       .65%        3.28
High Income                     1,000         993.90       .75%        3.72
Large Cap Value                 1,000         904.40       .91%        4.31
Large Cap Growth                1,000         914.00       .95%        4.52
Mid Cap Value                   1,000         918.90      1.15%        5.49
Mid Cap Growth                  1,000         877.90      1.15%        5.37
Small Cap Value                 1,000         921.70      1.25%        5.97
Small Cap Growth                1,000         861.00      1.25%        5.78
International Stock             1,000         935.00      1.35%        6.49

-------------------------------------
(1) Commenced investment operations on February 29, 2008.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds. The Target Allocation Funds' Class C's hypothetical expenses reflect amounts as if the Class had been in existence for the entire fiscal half year.

                                                  CLASS A                                     CLASS B
                              -----------------------------------------------    -----------------------------------
                                                                    EXPENSES                               EXPENSES
                               BEGINNING     ENDING       ANNUAL      PAID           ENDING      ANNUAL      PAID
                                ACCOUNT      ACCOUNT     EXPENSE     DURING          ACCOUNT    EXPENSE     DURING
FUND                             VALUE        VALUE       RATIO      PERIOD           VALUE      RATIO      PERIOD
----                             -----        -----       -----      ------           -----      -----      ------
Conservative Allocation         $1,000      $1,021.38      .70%      $3.52         $1,017.65     1.45%      $ 7.27
Moderate Allocation              1,000       1,021.38      .70%       3.52          1,017.65     1.45%        7.27
Aggressive Allocation            1,000       1,021.38      .70%       3.52          1,017.65     1.45%        7.27
Cash Reserves                    1,000       1,022.13      .55%       2.77          1,018.40     1.30%        6.52
Bond                             1,000       1,020.39      .90%       4.52          1,016.66     1.65%        8.27
High Income                      1,000       1,019.89     1.00%       5.02          1,016.16     1.75%        8.77
Diversified Income               1,000       1,019.39     1.10%       5.52          1,015.66     1.85%        9.27
Large Cap Value                  1,000       1,019.10     1.16%       5.82          1,015.37     1.91%        9.57
Large Cap Growth                 1,000       1,018.90     1.20%       6.02          1,015.17     1.95%        9.77
Mid Cap Value                    1,000       1,017.90     1.40%       7.02          1,014.17     2.15%       10.77
Mid Cap Growth                   1,000       1,017.90     1.40%       7.02          1,014.17     2.15%       10.77
Small Cap Value                  1,000       1,017.40     1.50%       7.52          1,013.67     2.25%       11.27
Small Cap Growth                 1,000       1,017.40     1.50%       7.52          1,013.67     2.25%       11.27
International Stock              1,000       1,016.91     1.60%       8.02          1,013.18     2.35%       11.76

--------------------------------------------------------------------------------

================================================================================
 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                   CLASS C(1)
                                 -----------------------------------------------
                                                                       EXPENSES
                                  BEGINNING     ENDING       ANNUAL      PAID
                                   ACCOUNT      ACCOUNT     EXPENSE     DURING
FUND                                VALUE        VALUE       RATIO      PERIOD
----                                -----        -----       -----      ------
Conservative Allocation            $1,000      $1,006.01     1.45%       $2.46
Moderate Allocation                 1,000       1,006.01     1.45%        2.46
Aggressive Allocation               1,000       1,006.01     1.45%        2.46

                                                   CLASS Y
                                 -----------------------------------------------
                                                                       EXPENSES
                                  BEGINNING     ENDING       ANNUAL      PAID
                                   ACCOUNT      ACCOUNT     EXPENSE     DURING
FUND                                VALUE        VALUE       RATIO      PERIOD
----                                -----        -----       -----      ------
Bond                               1,000       1,021.63       .65%       3.27
High Income                        1,000       1,021.13       .75%       3.77
Large Cap Value                    1,000       1,020.34       .91%       4.57
Large Cap Growth                   1,000       1,020.14       .95%       4.77
Mid Cap Value                      1,000       1,019.14      1.15%       5.77
Mid Cap Growth                     1,000       1,019.14      1.15%       5.77
Small Cap Value                    1,000       1,018.65      1.25%       6.27
Small Cap Growth                   1,000       1,018.65      1.25%       6.27
International Stock                1,000       1,018.15      1.35%       6.77

-------------------------------------
(1) Commenced investment operations on February 29, 2008.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
110

================================================================================
 MEMBERS MUTUAL FUNDS' TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each trustee and officer oversees 32 portfolios in the fund complex, which consists of the MEMBERS Mutual Funds with 14 portfolios and the Ultra Series Fund with 18 portfolios. The address of each trustee and officer is 5910 Mineral Point Road, Madison WI 53705. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089.

NAME; POSITION(S) HELD WITH THE FUND &           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS;
YEAR ELECTED(1); YEAR OF BIRTH                   OTHER OUTSIDE DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Rolf F. Bjelland, CLU                            Lutheran Brotherhood Mutual Funds: Chairman and President (1983-2002);
Chairman (2006)                                  Lutheran Brotherhood (now Thrivent Financial) Chief Investment Officer
Trustee (2003)                                   (1983-2002).
1938                                             Other Directorships: Regis Corp. (since 1982).
-----------------------------------------------------------------------------------------------------------------------------------
Linda S. Foltz, CPA                              Dougherty Consulting, LLC: President/Owner (since 2005); Direct Supply, Inc.:
Trustee (2006)                                   Executive Vice President of Corporate Development and Chief Financial Officer
1950                                             (1988-2005).
                                                 Other Directorships: Direct Supply, Inc. (since 2003).
-----------------------------------------------------------------------------------------------------------------------------------
Steven P. Riege                                  The Rgroup: Owner/President (since 2001); Robert W. Baird & Company: Senior
Trustee (2005)                                   Vice President Marketing and Vice President Human Resources (1986-2001).
1954                                             Other Directorships: None
-----------------------------------------------------------------------------------------------------------------------------------
Richard E. Struthers                             Clearwater Capital Management: Chairman and Chief Executive Officer
Trustee (2004)                                   (since 1998); Park Nicollet Health Services: Director (since 2001) and
1952                                             Chairman, Finance and Investment Committee (since 2006);
                                                 IAI Mutual Funds, President and Director (1992-1997).
                                                 Other Directorships: Park Nicollet Health Services (since 2001).
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
David P. Marks, CFA                              CUNA Mutual Insurance Society: Chief Investment Officer (since 2005); MEMBERS
Trustee, President &                             Capital Advisors, Inc.: President (since 2005); CUNA Mutual Life Insurance
Principal Executive Officer (2006)               Company: Chief Investment Officer (2005-2007); Citigroup Insurance Investors:
1947                                             Chief Investment Officer (2004-2005); CIGNA Investments: Chief Investment Officer,
                                                 (2002-2004); Green Mountain Partners: Partner (2001-2002); Allianz Investments:
                                                 Chief Investment Officer (1991-2001).
                                                 Other Directorships: CBRE Realty Finance (since 2005).
-----------------------------------------------------------------------------------------------------------------------------------
Scott R. Powell, CFA                             MEMBERS Capital Advisors, Inc: Managing Director-Managed Accounts
Vice President (2008)                            and Mutual Funds (since 2006); Virchow Krause Wealth Management,
1962                                             LLC: Partner, Managing Director, (2003-2006); Jacobus Wealth
                                                 Management, Inc.: (2001-2003).
-----------------------------------------------------------------------------------------------------------------------------------
Molly Nelson                                     MEMBERS Capital Advisors, Inc.: Vice President and Chief Compliance Officer
Chief Compliance Officer (2005)                  (since 2005); Harris Associates L.P.: Chief Compliance Officer/Advisor
1962                                             (1985-2005).
-----------------------------------------------------------------------------------------------------------------------------------
Holly S. Baggot                                  MEMBERS Capital Advisors, Inc.: Director, Mutual Fund Operations, (since 2006),
Secretary (1999) and Treasurer (2008)            Operations Officer-Mutual Funds (2005-2006), and Senior Manager-Product and
1960                                             Fund Operations (2001-2005).
-----------------------------------------------------------------------------------------------------------------------------------
Dan P. Owens                                     MEMBERS Capital Advisors, Inc.: Director, Investment Operations, (since June
Assistant Treasurer (2000)                       2006), Investment Operations Officer (2005-2006), and Senior Manager-Portfolio
1966                                             Operations (2001-2005).
-----------------------------------------------------------------------------------------------------------------------------------

(1) Independent trustees serve in such capacity until the trustee reaches the age of 75.

--------------------------------------------------------------------------------

                                                        ------------------
                 [LOGO OF MEMBERS                       Presorted Standard
                   MUTUAL FUNDS]                           U.S. POSTAGE
                                                               PAID
               MEMBERS Mutual Funds                        Louisville, KY
               Post Office Box 8390                        Permit No. 1051
              Boston, MA 02266-8390                     ------------------
                 1 (800) 877-6089
               www.membersfunds.com

                 Distributed by:
          CUNA Brokerage Services, Inc.
        Office of Supervisory Jurisdiction
                2000 Heritage Way
              Waverly, IA 50677-9202

                Member FINRA/SIPC

4460-P1060
Rev: 0608

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule I - Investments in Securities of Unaffiliated Issuers as of April 30, 2008 is included as part of the report to shareholders filed under Item 1 hereto.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The President and Treasurer of the Registrant have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There have been no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)  Not applicable for semi-annual reports.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, are filed herewith.

      (a)(3)  Not applicable.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, are furnished herewith.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS

BY: /s/David P. Marks
    -----------------
    David P. Marks
    President

DATE: 06/23/08
      --------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /s/David P. Marks
    -----------------
    David P. Marks
    President, MEMBERS Mutual Funds

DATE: 06/23/08
      --------

BY: /s/Holly S. Baggot
    ------------------
    Holly S. Baggot
    Treasurer, MEMBERS Mutual Funds

DATE: 06/23/08
      --------

                                  EXHIBIT INDEX

12(a)(1)   Not applicable for semi-annual reports.

12(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, are filed herewith.

12(a)(3)   Not applicable.

12(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, are furnished herewith.